As filed with the Securities and Exchange	Registration No. 033-34370*
Commission on April 19, 2017	Registration No. 811-02512

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
Post-Effective Amendment No. 74 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B

(Exact Name of Registrant)

of

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

(Name of Depositor)

One Orange Way

Windsor, Connecticut 06095-4774

(860) 580-4646

(Address and Telephone Number of Depositor’s Principal Office)

Christopher J. Madin, Senior Associate Counsel

One Orange Way

Windsor, Connecticut 06095-4774

(860) 580-2800

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:  As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2017, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

____________________________________________________________________________________________

*   Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

PART A

Voya Retirement Insurance and Annuity Company

and its Variable Annuity Account B

VOYA MARATHON PLUS

Supplement Dated May 1, 2017 to the Contract Prospectus

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your Contract Prospectus for future reference.

__________________________________________________________________________

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® FMR® Diversified Mid Cap Portfolio.

Notice of and Important Information About An Upcoming Fund Reorganization

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize the following “Merging Portfolio” with and into the following “Surviving Portfolio.” Subject to shareholder approval for the VY® FMR® Diversified Mid Cap Portfolio reorganization, it is expected that the reorganization will be effective on or about the close of business on July 14, 2017 (the “Reorganization Date”).

Merging Portfolio	Surviving Portfolio
VY® FMR® Diversified Mid Cap Portfolio (Class I)	Voya MidCap Opportunities Portfolio (Class I)

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Merging Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “Transfers Among Investment Options” section of your Contract Prospectus for information about making subaccount transfers.

On the Reorganization Date. The Surviving Portfolio is closed to new investors and to new investments by existing investors. On the Reorganization Date, your investment in the subaccount that invested in the Merging Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Portfolio will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Merging Portfolio will be automatically allocated to the subaccount that invests in the corresponding Surviving Portfolio.   Class I of the Voya MidCap Opportunities Portfolio will be automatically added to your contract.  Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.  Class S shares of the Voya MidCap Opportunities Portfolio will continue to be available under your contract.  See the “TRANSFERS AMONG INVESTMENT OPTIONS” section of your Contract Prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 9271, Des Moines, IA 50306-9271 or calling us at 1-800-366-0066.

Information about the Surviving Portfolio. Summary information about the Voya MidCap Opportunities Portfolio can be found in Appendix III – Description of Underlying Funds in your Contract Prospectus. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

X.MARPL-17	Page 1 of 2	May 2017

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 9271

Des Moines, IA 50306-9271

1-800-366-0066

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.MARPL-17	Page 2 of 2	May 2017

Voya Retirement Insurance and Annuity Company

Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Deferred Variable Annuity Contract

Voya Marathon Plus

May 1, 2017

The Contracts. The contracts described in this prospectus are group or individual “Marathon Plus” deferred variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified Roth IRA under Section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans. Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under Section 401(a) of the Tax Code. The contracts are not available as SIMPLE IRAs under Tax Code Section 408(p). We do not currently offer this contract for sale to new purchasers.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in APPENDIX III - Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling Customer Service at 1-800-366-0066. You may also obtain a prospectus or SAI for any of the funds by calling that number. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Getting Additional Information. You may obtain free of charge the May 1, 2017, Statement of Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain free of charge the most recent annual and/or quarterly report of Voya Retirement Insurance and Annuity Company by calling us at that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC website, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

MARPL - Voya Marathon Plus

Fixed Interest Options.

•         Voya Guaranteed Account (the “Guaranteed Account”)

•         Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus. To obtain a copy, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800 366-0066, or access the SEC’s website (www.sec.gov).

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the contract. See “Other Topics – Contract Distribution,” for further information about the amount of compensation we pay.

Variable Investment Options

The investment portfolios that comprise the subaccounts currently open and available to new premiums and transfers under your contract are:

Calvert VP SRI Balanced Portfolio (Class I)

Fidelity® VIP Index 500 Portfolio (Initial Class)

Voya Balanced Portfolio (Class I)

Voya Global Bond Portfolio (Class I)

Voya Global Equity Portfolio (Class S)

Voya Global Perspectives® Portfolio (Class ADV)(1)

Voya Government Money Market Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class S)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Intermediate Bond Portfolio (Class I)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class S)

Voya Retirement Conservative Portfolio (Class ADV)(1)(2)

Voya Retirement Growth Portfolio (Class ADV)(1)(2)

Voya Retirement Moderate Growth Portfolio (Class ADV)(1)(2)

Voya Retirement Moderate Portfolio (Class ADV)(1)(2)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class S)

Voya Solution Moderately Aggressive Portfolio (Class S)(1)

Voya Strategic Allocation Conservative Portfolio (Class I)(1)

Voya Strategic Allocation Growth Portfolio (Class I)(1)

Voya Strategic Allocation Moderate Portfolio (Class I)(1)

VY® Baron Growth Portfolio (Class S)

VY® BlackRock Inflation Protected Bond Portfolio (Class S)

VY® FMR® Diversified Mid Cap Portfolio (Class I)(3)

VY® Franklin Income Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® JPMorgan Emerging Markets Equity Portfolio (Class I)

VY® JPMorgan Small Cap Core Equity Portfolio (Class I)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® Templeton Foreign Equity Portfolio (Class I)

(1)   These investment portfolios are offered in a “fund of funds” structure.  See “Investment Options – Mutual Fund (Fund) Descriptions” and “Fees - Fund Expenses” for more information about these investment portfolios.

(2)    This fund employs a managed volatility strategy.  See “Investment Options – Funds with Managed Volatility Strategies” for more information.

(3)   FMR® is a registered service mark of FMR LLC.  Used with permission.

More information can be found in the appendices. APPENDIX III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes.  See “APPENDIX IV” for all subaccounts and valuation information.  If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

MARPL - Voya Marathon Plus

TABLE OF CONTENTS

APPENDIX III – Description of Underlying Funds............................................................................................................................. III-1

APPENDIX IV – Condensed Financial Information.......................................................................................................................... IV-1

MARPL - Voya Marathon Plus

CONTrACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions: Contacting the Company. To answer your questions, contact your sales representative or write or call Customer Service at:

Customer Service

P.O. Box 9271

Des Moines, IA 50306-9271

1-800-366-0066

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
Customer Service	Customer Service
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase (described in “CONTRACT PHASES,” below). Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See “APPENDIX I.”

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”

1

ya Marathon Plus

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs, 401(a) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Federal Tax Considerations.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

Contract phases

I.     The Accumulation Phase (accumulating dollars under your contract)

STEP 1:  You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2:  You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

•         Fixed Interest Options; or

•         Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3:  Each subaccount you select purchases shares of its assigned fund.

II.    The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

•         Receive income phase payments for a specified period of time or for life;

•         Receive income phase payments monthly, quarterly, semi-annually or annually;

•         Select an income phase payment option that provides for payments to your beneficiary; or

•         Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

FEE TAble

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

2

ya Marathon Plus

Maximum Transaction Fees:

Early Withdrawal Charge

(As a percentage of payments withdrawn.)

Contracts Issued Outside of the State of New York
Contracts Other Than Roth IRA Contracts:
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 2 2 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 0%
Roth IRA Contracts[1]
Completed Account Years	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more	5% 4% 3% 2% 1% 0%

1    If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

Contracts Issued in the State of New York:
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%

Annual Maintenance Fee .................................................................................   $30.00[2]

Transfer Charge ................................................................................................   $  0.00[3]

Overnight Charge .............................................................................................   $20.00[4]

2    The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees - Transaction Fees - Annual Maintenance Fee.”

3    During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

4       You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

3

ya Marathon Plus

Fees Deducted from Investments in the Separate Account

Amount During the Accumulation Phase.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

Contracts Issued Outside of the State of New York

  Other than Roth IRA Contracts Issued before May 1, 1998

Mortality and Expense Risk Charge                                                                                                1.25%5

Administrative Expense Charge                                                                                       0.15%

Total Separate Account Expenses                                                                                   1.40%

  Roth IRA Contracts and Contracts Issued on or after May 1, 1998

Mortality and Expense Risk Charge                                                                                                1.10%5

Administrative Expense Charge                                                                                       0.15%

Total Separate Account Expenses                                                                                   1.25%

Contracts Issued in New York

  All Contracts

Mortality and Expense Risk Charge                                                                                                1.25%5

Administrative Expense Charge                                                                                       0.15%

Total Separate Account Expenses                                                                                   1.40%

Amount During the Income Phase.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

  All Contracts

Mortality and Expense Risk Charge                                                                                                1.25%5

Administrative Expense Charge                                                                       0.00% - 0.25%6

Total Separate Account Expenses                                                                   1.25% - 1.50%

5    Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See “Fees - Fees Deducted from Investments in the Separate Account - Mortality and Expense Risk Charge.”

6    We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct the daily charge of not more than 0.25% per year. See “The Income Phase - Charges Deducted.”

Fees Deducted by the Funds

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses):	0.10%	1.41%

Examples

These examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

4

ya Marathon Plus

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Other Than Roth IRA Contract Issued Outside of the State of New York

Example 1) If you withdraw your entire account value at the end of the applicable time period:
1 year	3 years	5 years	10 years
$971	$1,431	$1,917	$3,004
Example 2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
1 year	3 years	5 years	10 years
$271	$831	$1,417	$3,004

*    This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

For Contracts Issued In the State of New York

Example 1) If you withdraw your entire account value at the end of the applicable time period:
1 year	3 years	5 years	10 years
$985	$1,374	$1,788	$3,143
Example 2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
1 year	3 years	5 years	10 years
$285	$874	$1,488	$3,143

*    This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees - Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

5

ya Marathon Plus

condensed financial information

Understanding Condensed Financial Information. In APPENDIX IV of this prospectus, we provide condensed financial information about the Variable Annuity Account B subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

investment options

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the “separate account”), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances.  In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

•         Mutual Fund (Fund) Descriptions:  We provide brief descriptions of the funds in APPENDIX III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from Customer Service at the address and phone number listed in “Contract Overview - Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Certain funds offered in a “fund of funds” structure may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Fixed Interest Options. If available in your state, the fixed interest option is the Voya Guaranteed Account (the “Guaranteed Account”) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see the appendices and the Guaranteed Account prospectus.

6

ya Marathon Plus

Selecting Investment Options

•         Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your individual circumstances and your financial goals, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

•         Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen.

•         Be informed. Read this prospectus, all of the information that is available to you regarding the funds—including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, Fixed Account appendices and the Guaranteed Account prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

•         Shared - bought by more than one company

•         Mixed - bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

transfers among investment options (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

7

ya Marathon Plus

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•         Increased trading and transaction costs;

•         Forced and unplanned portfolio turnover;

•         Lost opportunity costs; and

•         Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•         We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•         Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•         Meets or exceeds our current definition of Excessive Trading, as defined below; or

•         Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•         More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•         Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•         Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•         Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•         Purchases and sales of fund shares in the amount of $5,000 or less;

•         Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•         Transactions initiated by us, another member of the Voya family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

8

ya Marathon Plus

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

9

ya Marathon Plus

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at Customer Service or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These may include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transactions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See “APPENDIX III” for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The Company may change or discontinue the dollar cost averaging program at any time.

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

purchase and rights

How to Purchase:  Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

•         Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

•         Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics - Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

10

ya Marathon Plus

•         Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.       Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.       Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.       Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.       Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax and/or legal adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in New York and Pennsylvania).

Your Rights Under the Contract

•         Individual Contracts. You have all contract rights.

•         Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

•         Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

•         One lump sum;

•         Periodic payments; or

•         Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

*    In some states an IRA contract can only accept a lump-sum, rollover payment.

Purchase Payment Amounts.

The minimum initial purchase payment amounts are as follows:

	Nonqualified	Qualified
Minimum Initial Purchase Payment	$5,000	$1,500

Additional purchase payments must be at least $1,000 (we may change this amount from time to time). A purchase payment of more than $1,500,000 will be allowed only with our consent.

11

ya Marathon Plus

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Anti-Money Laundering. In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property. Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Participants in the group contract and individual contract holders are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to our Service Center in writing at the addresses provided in “Contract Overview—Questions:  Contacting the Company” or by calling 1-800-584-6001.

Cyber Security. Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value.  For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value.   There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

12

ya Marathon Plus

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

right to cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to Customer Service along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

fees

The charges we assess and the deductions we make under the contract are in consideration for:  (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume.  The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
Contracts Other Than Roth IRA Contracts
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 2 2 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 0%

13

ya Marathon Plus

Roth IRA Contracts[1]
Completed Account Years	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more	5% 4% 3% 2% 1% 0%

CONTRACTS ISSUED IN THE STATE OF NEW YORK
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 of more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%

1    If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example:  For contracts other than Roth IRAs issued outside of New York, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less (for contracts issued in New York, 15% or less on the first withdrawal each calendar year after the first account year) than:

•         Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

•         Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

14

ya Marathon Plus

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

•         Used to provide income phase payments to you;

•         Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;

•         Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

•         Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less (15% or less for contracts issued in the State of New York) of your account value on the later of the date we established your account or the most recent anniversary of that date (see “Systematic Distribution Options”);

•         Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

•         If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

•         Paid upon termination of your account by us (see “Other Topics - Involuntary Terminations”).

Nursing Home Waiver. You may withdraw all or a portion of your account value without an early withdrawal charge if:

•         More than one year has elapsed since the account effective date;

•         The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

•         The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Overnight Charge. You may choose to have this $20 charge for overnight delivery deducted from the amount of a withdrawal you would like sent to you by overnight delivery.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

15

ya Marathon Plus

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Contracts Issued Outside of the State of New York

  Contracts other than Roth IRAs Issued before May 1, 1998                                     1.25%
  Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts                  1.10%

Contracts Issued in the State of New York

  All Contracts                                                                                                                        1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See “The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

•         The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

•         The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

•         The size and type of group to whom the contract is offered;

•         The amount of expected purchase payments;

16

ya Marathon Plus

•         A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

•         The type and frequency of administrative and sales services provided; or

•         The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.  You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract.  This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts.  Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party.  Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company.  The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity.  Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

17

ya Marathon Plus

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2016, that ranking would be as follows:

•         Fidelity Investments®

•         Calvert Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2016, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

18

ya Marathon Plus

Fund of Funds.  Certain funds may be structured as “fund of funds.” Funds offered in a “fund of funds” structure (such as the Voya Strategic Allocation Portfolios) may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Topics – Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Federal Tax Considerations.”

your account value

During the accumulation phase your account value at any given time equals:

•         The current dollar value of amounts invested in the subaccounts; plus

•         The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•         The net assets of the fund held by the subaccount as of the current valuation; minus

•         The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

19

ya Marathon Plus

•         Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•         The total value of the subaccount’s units at the preceding valuation; minus

•         A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1:   You make an initial purchase payment of $5,000.

Step 2:

A.    You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.    You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:   The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “PURCHASE AND RIGHTS.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed after the close of the NYSE on the next business day.

withdrawals

You may withdraw all or a portion of your account value at any time during the accumulation phase (for contracts issued in New York, partial withdrawals are not available in the first account year unless they are taken under a systematic distribution option).

Steps for Making a Withdrawal

•         Select the withdrawal amount.

(1)   Full Withdrawal:  You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2)   Partial Withdrawal (Percentage or Specified Dollar Amount):  You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See “Appendices I and II” and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

•         Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

•         Properly complete a disbursement form and deliver it to Customer Service.

20

ya Marathon Plus

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at Customer Service.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds reinstated more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see “APPENDIX I” and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

systematic distribution options

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

•         SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

•         ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

•         LEO - Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code Section 72. See “Federal Tax Considerations.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to Customer Service. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a tax and/or legal adviser before electing an option.

21

ya Marathon Plus

death benefit

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand

Account Year/Account Anniversary:  A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s):  The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies):  The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

Claim Date:  The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at Customer Service. Please contact Customer Service to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your):  The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Market Value Adjustment:  An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview - Questions:  Contacting the Company.”

Death Benefit Amount

Minimum Guaranteed Death Benefit. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1)   The account value on the claim date; or

(2)   The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

Determining the Minimum Guaranteed Death Benefit. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant’s 85th birthday) and equals the greater of:

(1)   The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(2)   Your account value on that account anniversary.

22

ya Marathon Plus

After the annuitant’s 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant’s 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

Death Benefit Greater than the Account Value. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Subject to the conditions and requirements of state law, unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest credited on this account may be less than under other settlement options, and the Company seeks to earn a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax law, you should see “Required Distributions upon Contract Owner’s Death.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service.  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

Alternative Death Benefit. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1)   The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2)   The highest account value on any account anniversary until the account anniversary immediately before the annuitant’s 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3)   The account value as of the date of death.

Guaranteed Account. For amounts held in the Guaranteed Account, see “APPENDIX I” for a discussion of the calculation of the death benefit.

23

ya Marathon Plus

Death Benefit - Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

•         Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules). See “Federal Tax Considerations;”

•         Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

•         Elect SWO or ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “Federal Tax Considerations.”

For Nonqualified Contracts.

(1)   If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a)   Continue the contract in the accumulation phase;

(b)   Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c)   Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)   If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Federal Tax Considerations.”

(3)   If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “Federal Tax Considerations.”

24

ya Marathon Plus

the income phase

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

•         Payment start date;

•         Income phase payment option (see the income phase payment options table in this section);

•         Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•         Choice of fixed, variable or a combination of both fixed and variable payments; and

•         Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

•         A first income phase payment of at least $50; and

•         Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)   The first day of the month following the annuitant’s 85th birthday; or

(b)   The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

25

ya Marathon Plus

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a tax and/or legal adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)   The life of the annuitant;

(b)   The joint lives of the annuitant and beneficiary;

(c)   A guaranteed period greater than the annuitant’s life expectancy; or

(d)   A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95. For contracts issued in New York, income phase payments may not begin later than the first day of the month following the annuitant’s 90th birthday.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See “Fees.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at Customer Service. Unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account.  This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest credited on this account may be less than interest paid on other settlement options, and the Company seeks to earn a profit on these accounts. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a tax and/or legal adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

26

ya Marathon Plus

Terms to understand:

Annuitant(s):  The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies):  The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments:  For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit - None:  All payments end upon the annuitant’s death.

Life Income - Guaranteed Payments

Length of Payments:  For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.

Death Benefit - Payment to the Beneficiary:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Two Lives

Length of Payments:  For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments:  When you select this option you choose for:

(a)    100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

(b)    100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit - None:  All payments end upon the death of both annuitants.

Life Income - Two Lives - Guaranteed Payments

Length of Payments:  For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.

Continuing Payments:  100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit - Payment to the Beneficiary:  If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Cash Refund Option (limited availability - fixed payment only)

Length of Payments:  For as long as the annuitant lives.

Death Benefit - Payment to the Beneficiary:  Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.

Life Income - Two Lives - Cash Refund Option (limited availability - fixed payment only)

Length of Payments:  For as long as either annuitant lives.

Continuing Payments:  100% of the payment to continue after the first death.

Death Benefit - Payment to the Beneficiary:  When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.

Nonlifetime Income Phase Payment Option
Nonlifetime - Guaranteed Payments

Length of Payments:  You may select payments for 5 to 30 years. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit - Payment to the Beneficiary:  If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment:  If the “Nonlifetime - Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at Customer Service.

Calculation of Lump-Sum Payments:  If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

27

ya Marathon Plus

federal tax considerations

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•         Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•         Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•         This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions;

•         We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•         No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts: Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis (qualified contracts).

Nonqualified Contracts. Nonqualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans.  You may not deduct the amount of your premiums payments to a nonqualified contract. Rather, nonqualified contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity premium payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401, 408 or 408A of the Tax Code.

Roth Accounts. Tax Code Section 402A allows employees of certain private employers offering 401(k) plans to contribute after-tax salary contributions to a Roth 401(k) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual) you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

28

ya Marathon Plus

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so;

•         Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

•         Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•         Non-Natural Holders of a Nonqualified Contract. If the owner of the contract is not a natural person (in other words, is not an individual), a nonqualified contract generally is not treated as an annuity for federal income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premium payments or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and

•         Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs before the contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premium payments to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty. A distribution from a nonqualified contract may be subject to a penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•         Made on or after the taxpayer reaches age 59½;

•         Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);

•         Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•         Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•         The distribution is allocable to investment in the contract before August 14, 1982.

29

ya Marathon Plus

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•         First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

•         Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•         Then, from any remaining “income on the contract;” and

•         Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to the contract owner reaching age 59½, may be subject to an additional 10% penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity contracts that are partially annuitized after December 31, 2010, are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity, provided that annuity payments are made for a period of 10 years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•         If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or

•         If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

•         After you begin receiving annuity payments under the contract; or

•         Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2017, your entire balance must be distributed by August 31, 2022. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•         Over the life of the designated beneficiary; or

•         Over a period not extending beyond the life expectancy of the designated beneficiary.

30

ya Marathon Plus

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

Some contracts offer a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein. Notwithstanding, the assignment, pledge or agreement to assign or pledge any portion of the contract value will be treated as a distribution for federal income tax purposes. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•         That is purchased with a single premium payment,

•         With annuity payments starting within one year from the date of purchase, and

•         That provides a series of substantially equal periodic payments made annually or more frequently.

While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs.

The contracts may have been purchased with the following retirement plans and programs to accumulate retirement savings:

•         Sections 401(a), 401(k), Roth 401(k) and 403(a) Plans. Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under Section 401(a) of the Tax Code. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account which provides for tax-free distributions, subject to certain restrictions;

31

ya Marathon Plus

•         Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”).  Certain employers may establish Simplified Employee Pension (“SEP”) plans to provide IRA contributions on behalf of their employees.  Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from and IRA only once in any 12 month period. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs.  Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA or SEP to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over another IRA distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between Roth IRAs.  Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program and as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•         Contributions in excess of specified limits;

•         Distributions before age 59½ (subject to certain exceptions);

•         Distributions that do not conform to specified commencement and minimum distribution rules; and

•         Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

32

ya Marathon Plus

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

Section 401(a), 401(k). Roth 401(k) and 403(a) Plans.  The total annual contributions (including pre-tax and Roth 401(k) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $54,000 (as indexed for 2017). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or Roth 401(k) plan to generally no more than $18,000 (2017). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) contributions, premium payments to your account(s) will generally be excluded from your gross income. Roth 401(k) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k) or Roth 401(k) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•         The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•         You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•         The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

A distribution is an eligible rollover distribution unless it is:

•         Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

33

ya Marathon Plus

•         A required minimum distribution under Tax Code Section 401(a)(9);

•         A hardship withdrawal;

•         Otherwise excludable from income; or

•         Not recognized under applicable regulations as eligible for rollover.

IRAs.  All distributions from an IRA are taxed as received unless either one of the following is true:

•         The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•         You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(a) plan (collectively, qualified plans), or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•         You have attained age 59½;

•         You have become disabled, as defined in the Tax Code;

•         You have died and the distribution is to your beneficiary;

•         You have separated from service with the plan sponsor at or after age 55;

•         The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•         You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•         The distribution is paid directly to the government in accordance with an IRS levy;

•         The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or

•         The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

Qualified Distributions - Roth 401(k) and Roth IRAs. A partial or full distribution of premium payments to a Roth 401(k) or Roth IRA account and earnings credited on those premium payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k) or Roth IRA account is defined as a distribution that meets the following two requirements:

•         The distribution occurs after the five-year taxable period measured from the earlier of:

•         The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

•         If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

•         The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

34

ya Marathon Plus

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•         Retirement;

•         Death;

•         Disability;

•         Severance from employment;

•         Attainment of normal retirement age;

•         Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•         Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans.  Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•         Retirement;

•         Death;

•         Attainment of age 59½;

•         Severance from employment;

•         Disability;

•         Financial Hardship (contributions only, not earnings); or

•         Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a) and IRAs).

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules may dictate the following:

•         Start date for distributions;

•         The time period in which all amounts in your account(s) must be distributed; and

•         Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless under 401(a) and 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•         Over your life or the joint lives of you and your designated beneficiary; or

•         Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

35

ya Marathon Plus

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a),  IRAs and Roth IRAs).

Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2017, your entire balance must be distributed to the designated beneficiary by December 31, 2022. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

•         Over the life of the designated beneficiary; or

•         Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•         December 31 of the calendar year following the calendar year of your death; or

•         December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k) and 403(a) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. We may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

Section 401(a), 401(k), Roth 401(k) and 403(a) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•         A plan participant as a means to provide benefit payments;

•         An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•         The Company as collateral for a loan; or

•         The enforcement of a federal income tax lien or levy.

36

ya Marathon Plus

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit.  All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes.  Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

other topics

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected.  Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

37

ya Marathon Plus

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

The Company

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits.   All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

We are engaged in the business of selling insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut 06095-4774

Product Regulation.  Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), The Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”).  For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code.  See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements.  Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration.  Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

Contract Distribution

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter (distributor) for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

This contract is no longer available for new purchasers.

The contracts are offered to the public by individuals who are registered representatives of Voya Financial Partners, LLC or other broker-dealers which have entered into a selling arrangement with Voya Financial Partners, LLC. We refer to Voya Financial Partners, LLC and the other broker-dealers selling the contracts as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

38

ya Marathon Plus

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7.0% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid.

We may also pay ongoing annual compensation of up to 1.00% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7.0% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, Voya Financial Partners, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

•         Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•         Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•         Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

•         Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

•         Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

•         Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

39

ya Marathon Plus

The following is a list of the top 25 distributors that, during 2016, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Voya Financial Advisors, Inc.	14.	GWN Securities Inc.
2.	LPL Financial Corporation	15.	Securities America, Inc.
3.	Regulus Advisors, LLC	16.	Sigma Financial Corporation
4.	Morgan Stanley Smith Barney LLC	17.	NYLIFE Securities LLC
5.	Cetera Investment Services LLC	18.	Royal Alliance Associates, Inc.
6.	Lincoln Financial Advisors Corporation	19.	Geneos Wealth Management, Inc.
7.	Harbour Investments, Inc.	20.	First Allied Securities, Inc.
8.	Woodbury Financial Services, Inc.	21.	Huckin Financial Group, Inc.
9.	Kestra Investment Services, LLC	22.	Northwestern Mutual Investment Services, Inc.
10.	PlanMember Securities Corporation	23.	Ameriprise Financial Services, Inc.
11.	American Portfolios Financial Services, Inc.	24.	Cadaret, Grant & Co., Inc.
12.	Signator Financial Services, Inc.	25.	Coordinated Capital Securities, Inc.
13.	MSI Financial Services, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

•         On any valuation date when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;

•         When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

•         During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Selection of Underlying Funds.  The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor.  When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”)  We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included the certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

40

ya Marathon Plus

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

•         During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

•         During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership:  Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at Customer Service. An assignment or transfer of ownership may have tax consequences and you should consult with a tax and/or legal adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company to Customer Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC ability to distribute the contract or upon the separate account.

Litigation.  Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

41

ya Marathon Plus

Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment.  It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

statement of additional information

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

________________________________________________________________________________________________

42

ya Marathon Plus

This Page Intentionally Left Blank

43

ya Marathon Plus

Please tear off, complete and return the form below to order a free Statement of Additional Information for the contracts offered under the prospectus, free of charge. Address the form to Customer Service; the address is shown on the prospectus cover.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME:

❑ A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR VARIABLE ANNUITY ACCOUNT B, VOYA MARATHON PLUS, 033-34370.

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

MARPL - Voya Marathon Plus                                                                                                                                                05/01/2017

appendix i

VOYA GUARANTEED ACCOUNT

The Voya Guaranteed Account (the Guaranteed Account) is a fixed interest option that may be available during the accumulation phase under the contract. This Appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

  When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:  The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.
  The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).  You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or Customer Service to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

  Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Account prospectus;
  Tax penalties and/or tax withholding - see “Federal Tax Considerations;”
  Early withdrawal charge - see “Fees;” or
  Maintenance fee - see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MARPL - Voya Marathon Plus                                                     I-1

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

  Transfers due to participation in the dollar cost averaging program;
  Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at Customer Service by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

MARPL - Voya Marathon Plus                                                     I-2

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s affiliate, Voya Financial Partners, LLC  serves as the principal underwriter of the contract. Voya Financial Partners, LLC, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA and the Securities Investor Protection Corporation. From time to time Voya Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

MARPL - Voya Marathon Plus                                                     I-3

appendix iI

FIXED ACCOUNT

General Disclosure.

  The Fixed Account is an investment option that may be available during the accumulation phase under the contract.
  Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
  Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
  Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
  Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
  Additional information about this option may be found in the contract.

Interest Rates.

  The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying Customer Service at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

MARPL - Voya Marathon Plus                                                     II-1

appendix iII

DESCRIPTION OF UNDERLYING FUNDS

The following investment portfolios are closed to new premiums and transfers.  Contract owners who have value in any of the investment portfolios listed may leave their contract value in these investments.

Closed Investment Portfolios
Fidelity® VIP Investment Grade Bond Portfolio (Class I)	VY® T. Rowe Price International Stock Portfolio (Class S)
Voya MidCap Opportunities Portfolio (Class I)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract.  The investment portfolios that are currently available for allocations are listed in this appendix.  You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives.  You should consider the investment objectives, risks, charges and expenses of the funds carefully before investing.  Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may also obtain a prospectus or SAI for any of the funds by calling that number.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are offered in a “fund of funds” structure and may have higher fees and expenses than a fund that invests directly in debt and equity securities. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance level.  You should periodically review these factors to determine if you need to change your investment strategy.

MARPL - VOYA Marathon Plus                                                 III-1

Fund Name and Investment Adviser/Subadviser	Investment Objective
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Research and Management	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Fidelity® VIP Index 500 Portfolio Investment Adviser: Fidelity Management & Research Company Subadviser: Geode Capital Management, LLC and FMR Co., Inc.	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. Inc.	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.

Voya Government Money Market Portfolio*

Investment Adviser:  Voya Investments, LLC

Subadviser:  Voya Investment Management Co. LLC

*There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

MARPL - Voya Marathon Plus                                                    III-2

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index, while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Retirement Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

MARPL - Voya Marathon Plus                                                    III-3

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

MARPL - Voya Marathon Plus                                                    III-4

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BlackRock Financial Management, Inc.	Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
VY® FMR® Diversified Mid Cap Portfolio* Investment Adviser: Voya Investments, LLC Subadviser: Fidelity Management & Research Company * FMR is a registered service mark of FMR LLC. Used with permission	Seeks long-term growth of capital.
VY® Franklin Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.

MARPL - Voya Marathon Plus                                                    III-5

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

MARPL - Voya Marathon Plus                                                    III-6

APPENDIX IV
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2016, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2016, the "Value at beginning of period" shown is the value at first date of investment. This information is current through December 31, 2016, including portfolio names. Portfolio name changes after December 31, 2016 are not reflected in the following information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.20	$17.84	$16.51	$14.19	$13.02	$12.63	$11.42	$9.25	$13.66	$13.48
Value at end of period	$18.29	$17.20	$17.84	$16.51	$14.19	$13.02	$12.63	$11.42	$9.25	$13.66
Number of accumulation units outstanding at end of period	17,844	19,465	25,566	23,754	26,871	32,416	34,363	33,076	41,802	39,563
FIDELITY® VIP INDEX 500 PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.08	$40.12	$35.82	$27.47	$24.04	$23.89	$21.07	$16.88	$27.17	$26.13
Value at end of period	$44.21	$40.08	$40.12	$35.82	$27.47	$24.04	$23.89	$21.07	$16.88	$27.17
Number of accumulation units outstanding at end of period	371,587	434,327	464,681	548,055	612,537	690,383	804,912	943,813	1,122,989	1,328,685
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.36	$22.81	$21.86	$22.57	$21.62	$20.43	$19.22	$16.84	$17.66	$17.16
Value at end of period	$23.09	$22.36	$22.81	$21.86	$22.57	$21.62	$20.43	$19.22	$16.84	$17.66
Number of accumulation units outstanding at end of period	19,328	21,958	23,510	26,615	31,347	34,264	42,476	47,538	52,015	61,123
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.51	$35.67	$34.06	$29.59	$26.41	$27.15	$24.12	$20.52	$28.95	$27.81
Value at end of period	$36.69	$34.51	$35.67	$34.06	$29.59	$26.41	$27.15	$24.12	$20.52	$28.95
Number of accumulation units outstanding at end of period	246,716	281,365	322,345	368,758	412,459	475,556	540,902	608,567	706,147	853,758
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.71	$13.47	$13.60	$14.37	$13.51	$13.21	$11.56	$9.65	$11.58	$10.80
Value at end of period	$13.32	$12.71	$13.47	$13.60	$14.37	$13.51	$13.21	$11.56	$9.65	$11.58
Number of accumulation units outstanding at end of period	276,446	308,624	366,165	419,913	517,045	595,964	794,052	909,241	1,075,639	1,278,258
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.16	$9.86
Value at end of period	$9.55	$9.16
Number of accumulation units outstanding at end of period	14,280	14,478
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$9.92	$10.44	$10.32
Value at end of period	$10.41	$9.92	$10.44
Number of accumulation units outstanding at end of period	11,078	5,215	6,478
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.70	$13.90	$14.09	$14.29	$14.49	$14.69	$14.86	$15.03	$14.84	$14.32
Value at end of period	$13.54	$13.70	$13.90	$14.09	$14.29	$14.49	$14.69	$14.86	$15.03	$14.84
Number of accumulation units outstanding at end of period	864,958	881,951	1,052,430	1,139,774	1,314,472	1,518,733	1,617,851	2,004,541	2,583,176	2,417,186

CFI 1

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$34.60	$35.60	$32.61	$25.31	$22.17	$22.55	$20.04	$15.60	$25.37	$12.96
Value at end of period	$37.45	$34.60	$35.60	$32.61	$25.31	$22.17	$22.55	$20.04	$15.60	$25.37
Number of accumulation units outstanding at end of period	687,150	777,597	903,390	1,029,933	907,896	1,045,363	1,265,314	1,260,360	1,428,706	1,685,641
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$16.86	$17.45	$17.49	$16.80	$14.94	$14.51	$12.88	$8.74	$11.45	$11.29
Value at end of period	$19.05	$16.86	$17.45	$17.49	$16.80	$14.94	$14.51	$12.88	$8.74	$11.45
Number of accumulation units outstanding at end of period	87,366	96,519	105,801	125,430	131,266	133,441	167,221	154,485	129,370	159,124
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.57	$30.75	$27.39	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48
Value at end of period	$33.24	$30.57	$30.75	$27.39	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24
Number of accumulation units outstanding at end of period	179,276	203,750	248,084	279,604	315,467	356,281	418,311	478,483	551,985	705,766
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.34	$25.54	$24.29	$24.66	$22.86	$21.56	$19.91	$18.10	$20.06	$19.19
Value at end of period	$26.06	$25.34	$25.54	$24.29	$24.66	$22.86	$21.56	$19.91	$18.10	$20.06
Number of accumulation units outstanding at end of period	436,008	474,260	536,818	567,494	676,308	707,507	767,355	807,364	731,100	766,347
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.33	$16.71	$18.02	$15.05	$12.86	$14.85	$13.96	$10.90
Value at end of period	$16.24	$16.33	$16.71	$18.02	$15.05	$12.86	$14.85	$13.96
Number of accumulation units outstanding at end of period	101,862	118,547	133,780	144,162	163,485	195,326	243,404	283,363
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.84	$22.72	$20.29	$15.71	$13.49	$13.35	$11.82	$8.40	$11.72	$10.62
Value at end of period	$24.43	$23.84	$22.72	$20.29	$15.71	$13.49	$13.35	$11.82	$8.40	$11.72
Number of accumulation units outstanding at end of period	1,650,557	1,891,669	2,192,361	2,254,809	739,317	825,863	216,085	242,317	272,891	323,546
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2012)
Value at beginning of period	$14.85	$15.80	$14.60	$11.33	$10.45
Value at end of period	$16.63	$14.85	$15.80	$14.60	$11.33
Number of accumulation units outstanding at end of period	15,976	12,289	9,855	10,028	2,555
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.52	$12.63	$11.77	$9.87
Value at end of period	$13.24	$12.52	$12.63	$11.77
Number of accumulation units outstanding at end of period	26,697	44,647	56,232	69,181
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$13.71	$13.87	$12.96	$9.98	$8.89	$9.97
Value at end of period	$14.47	$13.71	$13.87	$12.96	$9.98	$8.89
Number of accumulation units outstanding at end of period	31,536	31,995	27,578	28,292	17,641	18,449
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.23	$11.49	$11.00	$10.69	$10.05	$10.03
Value at end of period	$11.60	$11.23	$11.49	$11.00	$10.69	$10.05
Number of accumulation units outstanding at end of period	74,043	47,926	46,178	79,657	63,512	53,773
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2011)
Value at beginning of period	$12.02	$12.44	$11.98	$10.24	$9.19	$9.57
Value at end of period	$12.72	$12.02	$12.44	$11.98	$10.24	$9.19
Number of accumulation units outstanding at end of period	16,906	16,721	16,732	14,588	8,687	2,635

CFI 2

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2011)
Value at beginning of period	$11.91	$12.28	$11.78	$10.33	$9.38	$9.21
Value at end of period	$12.55	$11.91	$12.28	$11.78	$10.33	$9.38
Number of accumulation units outstanding at end of period	28,295	13,555	14,108	16,540	5,603	2,564
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.46	$11.81	$11.38	$10.49	$9.65	$9.83
Value at end of period	$11.95	$11.46	$11.81	$11.38	$10.49	$9.65
Number of accumulation units outstanding at end of period	26,407	37,582	34,152	15,297	13,105	2,707
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$23.32	$21.98	$19.71	$15.14	$13.41	$13.05	$11.74	$10.02
Value at end of period	$24.50	$23.32	$21.98	$19.71	$15.14	$13.41	$13.05	$11.74
Number of accumulation units outstanding at end of period	403,139	453,857	523,720	624,067	717,171	807,162	945,643	1,068,844
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$23.98	$23.82	$21.40	$16.43	$14.42	$14.26	$12.89	$10.50
Value at end of period	$26.23	$23.98	$23.82	$21.40	$16.43	$14.42	$14.26	$12.89
Number of accumulation units outstanding at end of period	110,405	127,625	149,649	179,419	203,089	247,276	283,647	324,177
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.70	$10.03
Value at end of period	$11.06	$9.70
Number of accumulation units outstanding at end of period	1,467,884	1,673,461
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.43	$14.80	$14.25	$10.42	$9.19	$9.93
Value at end of period	$16.09	$14.43	$14.80	$14.25	$10.42	$9.19
Number of accumulation units outstanding at end of period	24,671	21,606	37,398	37,707	27,520	4,681
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.50	$46.51	$44.28	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43
Value at end of period	$55.85	$45.50	$46.51	$44.28	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63
Number of accumulation units outstanding at end of period	106,087	114,807	131,775	153,267	183,448	216,742	272,766	299,734	334,611	402,256
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.56	$9.99
Value at end of period	$10.01	$9.56
Number of accumulation units outstanding at end of period	7,119	7,390
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.00	$23.38	$22.24	$20.12	$18.17	$18.10	$16.53	$14.22	$18.87	$18.09
Value at end of period	$23.97	$23.00	$23.38	$22.24	$20.12	$18.17	$18.10	$16.53	$14.22	$18.87
Number of accumulation units outstanding at end of period	113,156	136,610	143,468	162,024	175,272	195,932	220,514	237,655	267,453	320,452
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.63	$25.28	$24.06	$19.94	$17.58	$18.37	$16.48	$13.34	$21.17	$20.44
Value at end of period	$25.97	$24.63	$25.28	$24.06	$19.94	$17.58	$18.37	$16.48	$13.34	$21.17
Number of accumulation units outstanding at end of period	97,391	104,588	123,772	127,085	145,356	156,454	176,467	203,433	226,771	273,725
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.58	$24.05	$22.86	$19.89	$17.76	$18.11	$16.40	$13.65	$19.91	$19.15
Value at end of period	$24.79	$23.58	$24.05	$22.86	$19.89	$17.76	$18.11	$16.40	$13.65	$19.91
Number of accumulation units outstanding at end of period	135,589	146,736	162,256	183,787	226,607	247,022	283,316	290,134	345,608	448,223

CFI 3

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.29	$15.26	$14.84	$10.84	$9.18	$9.42
Value at end of period	$14.84	$14.29	$15.26	$14.84	$10.84	$9.18
Number of accumulation units outstanding at end of period	18,437	27,181	45,388	55,173	36,505	11,813
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.77	$10.18	$10.07	$11.18	$10.66	$10.06
Value at end of period	$9.99	$9.77	$10.18	$10.07	$11.18	$10.66
Number of accumulation units outstanding at end of period	59,412	55,335	56,335	69,446	105,315	79,309
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS I)
Value at beginning of period	$16.00	$16.46	$15.71	$11.68	$10.31	$11.71	$9.24	$6.71	$11.16	$9.86
Value at end of period	$17.68	$16.00	$16.46	$15.71	$11.68	$10.31	$11.71	$9.24	$6.71	$11.16
Number of accumulation units outstanding at end of period	140,354	158,846	225,616	271,926	302,412	355,750	416,049	431,215	482,506	591,855
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.42	$12.37	$11.95	$10.57	$9.52	$9.74
Value at end of period	$13.02	$11.42	$12.37	$11.95	$10.57	$9.52
Number of accumulation units outstanding at end of period	75,928	81,878	92,346	56,233	28,996	7,564
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.32	$17.93	$16.69	$13.55	$12.18	$12.49	$11.28	$9.32	$12.34	$12.09
Value at end of period	$19.68	$17.32	$17.93	$16.69	$13.55	$12.18	$12.49	$11.28	$9.32	$12.34
Number of accumulation units outstanding at end of period	776,613	919,949	1,078,524	720,859	815,879	967,009	1,177,287	1,364,025	1,655,410	2,090,697
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$14.41	$17.31	$17.36	$18.63	$15.83	$19.59	$16.47	$9.71	$20.16	$14.73
Value at end of period	$16.09	$14.41	$17.31	$17.36	$18.63	$15.83	$19.59	$16.47	$9.71	$20.16
Number of accumulation units outstanding at end of period	82,836	101,448	120,484	120,084	152,691	159,758	204,825	185,986	184,178	261,180
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.61	$15.35	$14.33	$10.43	$8.89	$9.84
Value at end of period	$17.57	$14.61	$15.35	$14.33	$10.43	$8.89
Number of accumulation units outstanding at end of period	26,927	57,014	45,090	45,609	26,675	823
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.19	$18.69	$18.53	$14.78	$12.32	$13.60	$11.88	$8.64	$14.67	$13.97
Value at end of period	$18.97	$19.19	$18.69	$18.53	$14.78	$12.32	$13.60	$11.88	$8.64	$14.67
Number of accumulation units outstanding at end of period	1,078,730	1,214,655	1,377,793	1,594,216	1,782,789	2,053,860	2,403,246	2,762,723	3,175,943	3,890,901
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.17	$17.20	$17.38	$15.69	$13.70	$13.99	$11.92	$7.24	$9.94
Value at end of period	$18.23	$16.17	$17.20	$17.38	$15.69	$13.70	$13.99	$11.92	$7.24
Number of accumulation units outstanding at end of period	168,184	190,571	203,374	235,465	247,156	271,829	371,493	454,661	515,492
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.00	$14.46	$13.08	$10.85	$9.61	$10.15
Value at end of period	$15.98	$15.00	$14.46	$13.08	$10.85	$9.61
Number of accumulation units outstanding at end of period	215,134	157,189	133,840	113,372	91,474	41,627
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.17	$23.03	$20.89	$15.67	$13.69	$14.41	$11.38	$7.88	$14.06	$12.57
Value at end of period	$24.54	$23.17	$23.03	$20.89	$15.67	$13.69	$14.41	$11.38	$7.88	$14.06
Number of accumulation units outstanding at end of period	418,249	464,324	489,742	544,223	605,522	696,879	790,012	867,640	952,195	1,081,871

CFI 4

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$55.47	$50.77	$47.38	$34.50	$29.43	$30.17	$26.18	$18.58	$32.60	$30.09
Value at end of period	$55.53	$55.47	$50.77	$47.38	$34.50	$29.43	$30.17	$26.18	$18.58	$32.60
Number of accumulation units outstanding at end of period	260,591	307,051	356,800	410,501	456,575	536,640	612,777	708,641	810,651	982,830
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$10.46	$10.71	$10.98	$9.74	$8.32	$9.63	$8.58	$6.32	$12.70	$10.69
Value at end of period	$10.51	$10.46	$10.71	$10.98	$9.74	$8.32	$9.63	$8.58	$6.32	$12.70
Number of accumulation units outstanding at end of period	46,719	56,735	61,585	75,693	92,921	114,235	136,647	153,349	191,860	200,439
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.25	$9.70	$10.53	$8.88	$7.58	$8.73	$8.13	$6.24	$10.14
Value at end of period	$9.29	$9.25	$9.70	$10.53	$8.88	$7.58	$8.73	$8.13	$6.24
Number of accumulation units outstanding at end of period	66,172	111,028	112,880	132,388	169,283	175,457	217,454	247,399	251,703

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.68	$18.31	$16.91	$14.52	$13.30	$12.88	$11.64	$9.41	$13.87	$13.67
Value at end of period	$18.83	$17.68	$18.31	$16.91	$14.52	$13.30	$12.88	$11.64	$9.41	$13.87
Number of accumulation units outstanding at end of period	2,737	2,834	3,691	3,698	5,606	5,766	6,339	7,892	30,521	35,177
FIDELITY® VIP INDEX 500 PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.25	$34.23	$30.52	$23.37	$20.42	$20.26	$17.84	$14.27	$22.93	$22.03
Value at end of period	$37.84	$34.25	$34.23	$30.52	$23.37	$20.42	$20.26	$17.84	$14.27	$22.93
Number of accumulation units outstanding at end of period	53,392	61,309	69,757	85,052	91,607	104,586	141,782	166,986	193,846	230,587
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.05	$25.85	$24.64	$21.38	$19.06	$19.55	$17.35	$14.74	$20.76	$19.91
Value at end of period	$26.67	$25.05	$25.85	$24.64	$21.38	$19.06	$19.55	$17.35	$14.74	$20.76
Number of accumulation units outstanding at end of period	52,901	56,621	63,281	69,185	73,680	93,501	113,107	143,202	173,274	243,646
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.92	$13.67	$13.78	$14.54	$13.65	$13.33	$11.65	$9.70	$11.63	$10.83
Value at end of period	$13.56	$12.92	$13.67	$13.78	$14.54	$13.65	$13.33	$11.65	$9.70	$11.63
Number of accumulation units outstanding at end of period	73,570	80,992	91,925	116,903	138,498	145,158	185,065	194,503	214,791	273,720
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.94	$10.45	$10.19
Value at end of period	$10.46	$9.94	$10.45
Number of accumulation units outstanding at end of period	784	837	1,252
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.72	$12.88	$13.04	$13.20	$13.36	$13.53	$13.67	$13.79	$13.61	$13.10
Value at end of period	$12.58	$12.72	$12.88	$13.04	$13.20	$13.36	$13.53	$13.67	$13.79	$13.61
Number of accumulation units outstanding at end of period	120,485	118,248	140,023	154,347	215,835	236,427	286,509	376,031	495,337	530,773
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.74	$24.38	$22.30	$17.28	$15.12	$15.35	$13.62	$10.59	$17.19	$16.21
Value at end of period	$25.73	$23.74	$24.38	$22.30	$17.28	$15.12	$15.35	$13.62	$10.59	$17.19
Number of accumulation units outstanding at end of period	174,807	198,114	237,937	264,805	241,989	280,303	308,406	267,184	298,242	355,532

CFI 5

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.13	$17.71	$17.73	$16.99	$15.09	$14.64	$12.97	$8.79	$11.49	$11.32
Value at end of period	$19.39	$17.13	$17.71	$17.73	$16.99	$15.09	$14.64	$12.97	$8.79	$11.49
Number of accumulation units outstanding at end of period	5,093	5,294	5,819	7,585	8,849	9,680	11,230	10,442	2,328	5,433
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.95	$31.08	$27.64	$21.06	$18.63	$18.88	$16.78	$13.79	$22.24	$21.45
Value at end of period	$33.70	$30.95	$31.08	$27.64	$21.06	$18.63	$18.88	$16.78	$13.79	$22.24
Number of accumulation units outstanding at end of period	72,298	81,645	88,290	91,113	99,810	131,750	150,574	169,441	193,666	258,096
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.12	$22.27	$21.14	$21.43	$19.84	$18.68	$17.22	$15.63	$17.30	$16.52
Value at end of period	$22.79	$22.12	$22.27	$21.14	$21.43	$19.84	$18.68	$17.22	$15.63	$17.30
Number of accumulation units outstanding at end of period	130,490	135,041	157,123	159,905	182,477	199,406	228,062	253,689	181,827	197,301
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.50	$16.86	$18.15	$15.14	$12.91	$14.89	$13.98	$11.77
Value at end of period	$16.43	$16.50	$16.86	$18.15	$15.14	$12.91	$14.89	$13.98
Number of accumulation units outstanding at end of period	22,028	24,333	26,416	23,624	24,855	31,238	38,260	43,394
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.22	$23.05	$20.55	$15.89	$13.62	$13.46	$11.90	$8.44	$11.76	$10.64
Value at end of period	$24.86	$24.22	$23.05	$20.55	$15.89	$13.62	$13.46	$11.90	$8.44	$11.76
Number of accumulation units outstanding at end of period	244,812	267,367	293,802	318,248	61,554	61,283	1,738	854	3,024	2,408
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$14.96	$15.89	$14.67	$11.37	$10.07	$9.50
Value at end of period	$16.78	$14.96	$15.89	$14.67	$11.37	$10.07
Number of accumulation units outstanding at end of period	12,470	12,916	771	806	838	873
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$12.57	$12.67	$11.78	$9.87
Value at end of period	$13.32	$12.57	$12.67	$11.78
Number of accumulation units outstanding at end of period	7,975	8,234	8,396	10,032
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.81	$13.95	$13.01	$10.01	$8.90	$9.87
Value at end of period	$14.60	$13.81	$13.95	$13.01	$10.01	$8.90
Number of accumulation units outstanding at end of period	8,612	9,322	7,048	8,137	7,683	166
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.32	$11.55	$11.05	$10.72	$10.06	$9.89
Value at end of period	$11.70	$11.32	$11.55	$11.05	$10.72	$10.06
Number of accumulation units outstanding at end of period	213	263	217	219	221	410
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2016)
Value at beginning of period	$12.09
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	3,106
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$23.55	$22.16	$19.84	$15.22	$13.46	$13.08	$11.74	$10.02
Value at end of period	$24.78	$23.55	$22.16	$19.84	$15.22	$13.46	$13.08	$11.74
Number of accumulation units outstanding at end of period	54,886	67,954	78,038	88,299	99,739	110,693	123,819	136,709

CFI 6

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$24.22	$24.03	$21.55	$16.53	$14.48	$14.30	$12.90	$10.97
Value at end of period	$26.54	$24.22	$24.03	$21.55	$16.53	$14.48	$14.30	$12.90
Number of accumulation units outstanding at end of period	50,062	57,686	62,637	70,247	78,514	82,885	88,656	104,679
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.70	$10.03
Value at end of period	$11.08	$9.70
Number of accumulation units outstanding at end of period	297,851	321,122
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.53	$14.88	$14.31	$10.44	$9.20	$9.38
Value at end of period	$16.23	$14.53	$14.88	$14.31	$10.44	$9.20
Number of accumulation units outstanding at end of period	11,428	9,503	5,455	4,895	4,868	886
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.82	$47.78	$45.42	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83
Value at end of period	$57.55	$46.82	$47.78	$45.42	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11
Number of accumulation units outstanding at end of period	37,313	39,564	43,059	48,255	53,007	57,209	71,092	81,100	99,966	119,207
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.57	$10.00
Value at end of period	$10.03	$9.57
Number of accumulation units outstanding at end of period	1,220	4,611
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.00	$22.32	$21.20	$19.15	$17.27	$17.18	$15.66	$13.46	$17.83	$17.07
Value at end of period	$22.96	$22.00	$22.32	$21.20	$19.15	$17.27	$17.18	$15.66	$13.46	$17.83
Number of accumulation units outstanding at end of period	22,460	25,701	26,275	43,767	44,867	62,414	71,712	76,345	99,062	130,985
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.46	$23.02	$21.87	$18.10	$15.94	$16.62	$14.89	$12.04	$19.07	$18.38
Value at end of period	$23.72	$22.46	$23.02	$21.87	$18.10	$15.94	$16.62	$14.89	$12.04	$19.07
Number of accumulation units outstanding at end of period	17,644	19,064	19,013	21,881	24,552	31,505	39,488	41,383	45,437	59,063
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.90	$22.30	$21.17	$18.39	$16.39	$16.69	$15.09	$12.54	$18.27	$17.54
Value at end of period	$23.06	$21.90	$22.30	$21.17	$18.39	$16.39	$16.69	$15.09	$12.54	$18.27
Number of accumulation units outstanding at end of period	42,754	42,508	48,467	49,833	52,731	60,674	64,863	63,187	69,230	78,002
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.39	$15.35	$14.90	$10.86	$9.19
Value at end of period	$14.97	$14.39	$15.35	$14.90	$10.86
Number of accumulation units outstanding at end of period	6,269	6,268	4,186	4,300	1,074
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.84	$10.24	$10.11	$11.21	$10.68	$10.27
Value at end of period	$10.07	$9.84	$10.24	$10.11	$11.21	$10.68
Number of accumulation units outstanding at end of period	9,421	6,465	8,794	9,777	14,656	6,466
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS I)
Value at beginning of period	$16.24	$16.68	$15.90	$11.80	$10.40	$11.80	$9.29	$6.74	$11.19	$9.87
Value at end of period	$17.97	$16.24	$16.68	$15.90	$11.80	$10.40	$11.80	$9.29	$6.74	$11.19
Number of accumulation units outstanding at end of period	50,775	58,564	67,892	73,680	80,876	90,054	110,200	133,777	159,918	184,555

CFI 7

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.50	$12.44	$12.00	$10.60	$9.53	$9.45
Value at end of period	$13.14	$11.50	$12.44	$12.00	$10.60	$9.53
Number of accumulation units outstanding at end of period	10,018	10,077	11,405	10,067	6,515	4,397
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.60	$18.20	$16.91	$13.71	$12.31	$12.60	$11.36	$9.38	$12.39	$12.12
Value at end of period	$20.04	$17.60	$18.20	$16.91	$13.71	$12.31	$12.60	$11.36	$9.38	$12.39
Number of accumulation units outstanding at end of period	248,648	275,811	303,018	196,545	207,668	241,018	287,588	331,791	437,176	573,717
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$14.63	$17.55	$17.57	$18.83	$15.98	$19.74	$16.58	$9.76	$20.23	$14.76
Value at end of period	$16.37	$14.63	$17.55	$17.57	$18.83	$15.98	$19.74	$16.58	$9.76	$20.23
Number of accumulation units outstanding at end of period	8,657	8,953	15,745	17,428	19,175	21,530	24,929	26,229	34,089	34,892
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.72	$15.43	$14.39	$10.46	$8.90	$9.51
Value at end of period	$17.72	$14.72	$15.43	$14.39	$10.46	$8.90
Number of accumulation units outstanding at end of period	4,209	4,437	3,628	4,913	4,180	513
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.51	$18.97	$18.78	$14.96	$12.45	$13.72	$11.97	$8.68	$14.73	$14.00
Value at end of period	$19.31	$19.51	$18.97	$18.78	$14.96	$12.45	$13.72	$11.97	$8.68	$14.73
Number of accumulation units outstanding at end of period	157,933	183,519	206,643	240,814	269,495	311,025	353,939	416,753	472,212	605,499
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.36	$17.37	$17.52	$15.80	$13.77	$14.04	$11.95	$7.24	$9.94
Value at end of period	$18.46	$16.36	$17.37	$17.52	$15.80	$13.77	$14.04	$11.95	$7.24
Number of accumulation units outstanding at end of period	35,392	38,535	43,163	44,764	51,528	53,716	77,460	89,982	104,354
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.11	$14.54	$13.13	$10.88	$9.62	$10.12
Value at end of period	$16.12	$15.11	$14.54	$13.13	$10.88	$9.62
Number of accumulation units outstanding at end of period	74,779	66,312	66,898	45,335	27,221	10,396
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.55	$23.37	$21.17	$15.86	$13.83	$14.54	$11.46	$7.92	$14.12	$12.61
Value at end of period	$24.98	$23.55	$23.37	$21.17	$15.86	$13.83	$14.54	$11.46	$7.92	$14.12
Number of accumulation units outstanding at end of period	65,740	76,092	85,169	91,541	100,633	111,253	131,603	141,227	154,334	185,700
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$41.15	$37.60	$35.04	$25.48	$21.70	$22.21	$19.25	$13.63	$23.89	$22.01
Value at end of period	$41.25	$41.15	$37.60	$35.04	$25.48	$21.70	$22.21	$19.25	$13.63	$23.89
Number of accumulation units outstanding at end of period	33,643	39,117	39,719	47,271	58,550	63,690	74,533	80,437	86,676	111,889
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$10.62	$10.85	$11.11	$9.84	$8.39	$9.70	$8.63	$6.35	$12.74	$10.70
Value at end of period	$10.68	$10.62	$10.85	$11.11	$9.84	$8.39	$9.70	$8.63	$6.35	$12.74
Number of accumulation units outstanding at end of period	4,259	4,262	4,270	4,294	4,387	5,411	6,149	7,502	12,666	20,812
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.35	$9.80	$10.63	$8.95	$7.62	$8.77	$8.16	$6.25	$10.14
Value at end of period	$9.41	$9.35	$9.80	$10.63	$8.95	$7.62	$8.77	$8.16	$6.25
Number of accumulation units outstanding at end of period	16,751	18,480	24,965	23,501	29,598	30,707	43,190	50,188	65,677

CFI 8

PART B

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

VOYA MARATHON PLUS

Statement of Additional Information

Dated

May 1, 2017

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated May 1, 2017.

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

P.O. Box 9271

Des Moines, IA 50306-9271

1-800-366-0066

Read the prospectus before you invest.  Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits.   All guarantees and benefits provided under the contracts that are not related to the Separate Account are subject to the claims paying ability of the Company and our general account.  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus).

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each fund, including its investment objective, policies, risks and fees and expenses, is contained in the fund’s prospectus and statement of additional information.

MARPL SAI - Voya Marathon Plus                                     2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. Voya Financial Partners, LLC offers the securities under the Contracts on a continuous basis, however, the Contract is no longer available to new purchasers. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2016, 2015 and 2014 amounted to $1,646,608.99, $1,961,863.45 and $1,955,431.33, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

MARPL SAI - Voya Marathon Plus                                     3

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = ..9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc., which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2016, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

MARPL SAI - Voya Marathon Plus                                     4

FINANCIAL STATEMENTS
Variable Annuity Account B of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2016
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2016

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants of
Voya Retirement Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2016, of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (the “Account”), and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2016 and 2015. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account B of Voya Retirement Insurance and Annuity Company at December 31, 2016, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2016 and 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Boston, Massachusetts
April 6, 2017

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2
Assets
Investments in mutual funds
at fair value	$886	$1,489	$100	$88	$54
Total assets	886	1,489	100	88	54
Net assets	$886	$1,489	$100	$88	$54

Net assets
Accumulation units	$842	$1,239	$100	$88	$54
Contracts in payout (annuitization)	44	250	—	—	—
Total net assets	$886	$1,489	$100	$88	$54

Total number of mutual fund shares	16,544	43,056	1,495	1,992	3,238

Cost of mutual fund shares	$804	$1,296	$99	$94	$60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares
Assets
Investments in mutual funds
at fair value	$1,605	$188	$537	$1,822	$1,119
Total assets	1,605	188	537	1,822	1,119
Net assets	$1,605	$188	$537	$1,822	$1,119

Net assets
Accumulation units	$1,605	$188	$531	$1,789	$1,119
Contracts in payout (annuitization)	—	—	6	33	—
Total net assets	$1,605	$188	$537	$1,822	$1,119

Total number of mutual fund shares	781,591	17,410	536,663	266,428	67,036

Cost of mutual fund shares	$1,636	$190	$537	$1,773	$1,122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Federated Managed Tail Risk Fund II - Primary Shares	Federated Managed Volatility Fund II	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$2,137	$1,816	$10,017	$10,441	$165
Total assets	2,137	1,816	10,017	10,441	165
Net assets	$2,137	$1,816	$10,017	$10,441	$165

Net assets
Accumulation units	$2,095	$1,794	$10,017	$10,441	$—
Contracts in payout (annuitization)	42	22	—	—	165
Total net assets	$2,137	$1,816	$10,017	$10,441	$165

Total number of mutual fund shares	444,345	190,718	455,934	176,041	30,630

Cost of mutual fund shares	$2,578	$1,777	$10,026	$8,768	$172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$2,353	$32,434	$18,448	$446	$2,745
Total assets	2,353	32,434	18,448	446	2,745
Net assets	$2,353	$32,434	$18,448	$446	$2,745

Net assets
Accumulation units	$2,353	$32,434	$18,448	$446	$2,745
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,353	$32,434	$18,448	$446	$2,745

Total number of mutual fund shares	132,124	977,509	81,109	35,308	141,782

Cost of mutual fund shares	$2,547	$27,974	$11,315	$437	$2,757

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA
Assets
Investments in mutual funds
at fair value	$9	$1,735	$115	$5	$302
Total assets	9	1,735	115	5	302
Net assets	$9	$1,735	$115	$5	$302

Net assets
Accumulation units	$9	$1,735	$—	$5	$—
Contracts in payout (annuitization)	—	—	115	—	302
Total net assets	$9	$1,735	$115	$5	$302

Total number of mutual fund shares	288	67,995	1,588	129	10,637

Cost of mutual fund shares	$8	$1,368	$119	$5	$245

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$996	$2,374	$479	$581	$54,205
Total assets	996	2,374	479	581	54,205
Net assets	$996	$2,374	$479	$581	$54,205

Net assets
Accumulation units	$996	$2,374	$479	$581	$34,373
Contracts in payout (annuitization)	—	—	—	—	19,832
Total net assets	$996	$2,374	$479	$581	$54,205

Total number of mutual fund shares	41,358	193,472	29,680	62,449	3,630,613

Cost of mutual fund shares	$1,000	$2,597	$584	$601	$43,039

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$91,044	$385	$76	$3,679	$110,998
Total assets	91,044	385	76	3,679	110,998
Net assets	$91,044	$385	$76	$3,679	$110,998

Net assets
Accumulation units	$84,131	$385	$76	$3,679	$105,690
Contracts in payout (annuitization)	6,913	—	—	—	5,308
Total net assets	$91,044	$385	$76	$3,679	$110,998

Total number of mutual fund shares	7,191,472	37,485	7,319	367,579	6,401,244

Cost of mutual fund shares	$92,569	$389	$75	$3,777	$114,896

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$7,923	$2,561	$7,064	$2,671	$4,078
Total assets	7,923	2,561	7,064	2,671	4,078
Net assets	$7,923	$2,561	$7,064	$2,671	$4,078

Net assets
Accumulation units	$7,923	$2,561	$5,172	$2,671	$4,078
Contracts in payout (annuitization)	—	—	1,892	—	—
Total net assets	$7,923	$2,561	$7,064	$2,671	$4,078

Total number of mutual fund shares	660,284	215,904	474,436	300,415	311,334

Cost of mutual fund shares	$7,774	$2,500	$6,433	$2,746	$3,412

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,289	$3,805	$77	$275	$1,983
Total assets	3,289	3,805	77	275	1,983
Net assets	$3,289	$3,805	$77	$275	$1,983

Net assets
Accumulation units	$3,289	$3,805	$77	$275	$1,983
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,289	$3,805	$77	$275	$1,983

Total number of mutual fund shares	268,894	335,271	5,614	28,787	209,844

Cost of mutual fund shares	$3,157	$3,966	$70	$290	$2,026

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,795	$714	$4,327	$10,535	$1,433
Total assets	1,795	714	4,327	10,535	1,433
Net assets	$1,795	$714	$4,327	$10,535	$1,433

Net assets
Accumulation units	$1,795	$714	$4,327	$8,756	$1,433
Contracts in payout (annuitization)	—	—	—	1,779	—
Total net assets	$1,795	$714	$4,327	$10,535	$1,433

Total number of mutual fund shares	153,144	61,213	118,281	677,072	93,100

Cost of mutual fund shares	$1,793	$724	$4,150	$10,627	$1,565

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$5,178	$1,125	$1,475	$6,373	$2,720
Total assets	5,178	1,125	1,475	6,373	2,720
Net assets	$5,178	$1,125	$1,475	$6,373	$2,720

Net assets
Accumulation units	$5,178	$1,125	$1,475	$6,373	$2,720
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,178	$1,125	$1,475	$6,373	$2,720

Total number of mutual fund shares	471,135	41,762	97,588	424,006	138,851

Cost of mutual fund shares	$5,097	$1,138	$1,791	$7,334	$2,676

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,130	$33,131	$5,532	$2,111	$371
Total assets	1,130	33,131	5,532	2,111	371
Net assets	$1,130	$33,131	$5,532	$2,111	$371

Net assets
Accumulation units	$1,130	$33,131	$5,532	$2,111	$371
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,130	$33,131	$5,532	$2,111	$371

Total number of mutual fund shares	58,390	1,299,256	398,820	165,338	37,461

Cost of mutual fund shares	$1,131	$34,746	$5,654	$1,966	$488

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$36,520	$42	$16,720	$23	$4,353
Total assets	36,520	42	16,720	23	4,353
Net assets	$36,520	$42	$16,720	$23	$4,353

Net assets
Accumulation units	$35,299	$42	$15,180	$—	$4,353
Contracts in payout (annuitization)	1,221	—	1,540	23	—
Total net assets	$36,520	$42	$16,720	$23	$4,353

Total number of mutual fund shares	36,519,989	41,850	1,604,579	2,256	402,313

Cost of mutual fund shares	$36,520	$42	$18,033	$25	$4,781

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$7,192	$5,515	$2,784	$161	$3,148
Total assets	7,192	5,515	2,784	161	3,148
Net assets	$7,192	$5,515	$2,784	$161	$3,148

Net assets
Accumulation units	$7,192	$5,515	$2,784	$161	$3,148
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,192	$5,515	$2,784	$161	$3,148

Total number of mutual fund shares	661,641	512,077	246,803	13,739	250,605

Cost of mutual fund shares	$8,059	$6,111	$2,768	$161	$3,062

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,799	$1,564	$573	$724	$67,371
Total assets	3,799	1,564	573	724	67,371
Net assets	$3,799	$1,564	$573	$724	$67,371

Net assets
Accumulation units	$3,799	$1,564	$573	$724	67,371
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,799	$1,564	$573	$724	$67,371

Total number of mutual fund shares	146,492	73,731	30,208	41,502	1,501,799

Cost of mutual fund shares	$4,204	$1,685	$513	$674	$63,664

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,693	$58,097	$13,417	$39,497	$31,534
Total assets	3,693	58,097	13,417	39,497	31,534
Net assets	$3,693	$58,097	$13,417	$39,497	$31,534

Net assets
Accumulation units	$3,693	$55,993	$11,778	$39,497	$26,959
Contracts in payout (annuitization)	—	2,104	1,639	—	4,575
Total net assets	$3,693	$58,097	$13,417	$39,497	$31,534

Total number of mutual fund shares	188,601	3,508,275	1,147,739	3,937,923	407,205

Cost of mutual fund shares	$3,573	$51,689	$13,687	$36,227	$29,588

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$10,552	$5,311	$7,200	$7,871	$1,520
Total assets	10,552	5,311	7,200	7,871	1,520
Net assets	$10,552	$5,311	$7,200	$7,871	$1,520

Net assets
Accumulation units	$9,876	$4,150	$6,211	$6,186	$—
Contracts in payout (annuitization)	676	1,161	989	1,685	1,520
Total net assets	$10,552	$5,311	$7,200	$7,871	$1,520

Total number of mutual fund shares	958,397	423,487	520,228	597,165	55,264

Cost of mutual fund shares	$10,362	$4,931	$5,575	$6,566	$1,390

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$209,483	$71	$43	$2,225	$972
Total assets	209,483	71	43	2,225	972
Net assets	$209,483	$71	$43	$2,225	$972

Net assets
Accumulation units	$151,650	$71	$43	$2,225	$972
Contracts in payout (annuitization)	57,833	—	—	—	—
Total net assets	$209,483	$71	$43	$2,225	$972

Total number of mutual fund shares	7,516,434	7,435	4,500	241,557	105,684

Cost of mutual fund shares	$186,414	$72	$40	$2,279	$1,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$58,987	$7,291	$4,216	$11,111	$28
Total assets	58,987	7,291	4,216	11,111	28
Net assets	$58,987	$7,291	$4,216	$11,111	$28

Net assets
Accumulation units	$43,080	$7,291	$4,216	$9,568	$28
Contracts in payout (annuitization)	15,907	—	—	1,543	—
Total net assets	$58,987	$7,291	$4,216	$11,111	$28

Total number of mutual fund shares	2,438,483	333,393	156,670	1,261,126	3,173

Cost of mutual fund shares	$38,114	$6,706	$2,954	$12,156	$28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$25,032	$16,274	$38,918	$1,136	$980
Total assets	25,032	16,274	38,918	1,136	980
Net assets	$25,032	$16,274	$38,918	$1,136	$980

Net assets
Accumulation units	$24,611	$13,458	$38,918	$1,136	$980
Contracts in payout (annuitization)	421	2,816	—	—	—
Total net assets	$25,032	$16,274	$38,918	$1,136	$980

Total number of mutual fund shares	918,951	934,767	1,852,378	54,478	34,481

Cost of mutual fund shares	$14,137	$11,743	$35,677	$1,023	$812

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,525	$1,287	$25,664	$1,262	$4,907
Total assets	1,525	1,287	25,664	1,262	4,907
Net assets	$1,525	$1,287	$25,664	$1,262	$4,907

Net assets
Accumulation units	$1,525	$1,287	$21,180	$1,262	$4,907
Contracts in payout (annuitization)	—	—	4,484	—	—
Total net assets	$1,525	$1,287	$25,664	$1,262	$4,907

Total number of mutual fund shares	101,382	86,287	1,160,222	119,892	397,678

Cost of mutual fund shares	$1,569	$1,276	$21,515	$1,292	$5,430
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Assets
Investments in mutual funds
at fair value	$3,181	$2,040	$2,532	$2,037	$2,113
Total assets	3,181	2,040	2,532	2,037	2,113
Net assets	$3,181	$2,040	$2,532	$2,037	$2,113

Net assets
Accumulation units	$3,181	$2,040	$2,532	$2,037	$2,113
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,181	$2,040	$2,532	$2,037	$2,113

Total number of mutual fund shares	271,429	79,516	104,562	86,148	110,650

Cost of mutual fund shares	$3,436	$2,035	$2,509	$2,509	$2,633

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

Wanger USA
Assets
Investments in mutual funds
at fair value	$1,054
Total assets	1,054
Net assets	$1,054

Net assets
Accumulation units	$1,054
Contracts in payout (annuitization)	—
Total net assets	$1,054

Total number of mutual fund shares	39,721

Cost of mutual fund shares	$1,282

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$—	$11	$1	$1	$1
Expenses:
Mortality and expense risks and other charges	6	14	1	—	—
Total expenses	6	14	1	—	—
Net investment income (loss)	(6)	(3)	—	1	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	47	46	(56)	(7)	(1)
Capital gains distributions	82	99	8	9	4
Total realized gain (loss) on investments
and capital gains distributions	129	145	(48)	2	3
Net unrealized appreciation
(depreciation) of investments	(108)	(14)	19	7	(3)
Net realized and unrealized gain (loss)
on investments	21	131	(29)	9	—
Net increase (decrease) in net assets
resulting from operations	$15	$128	$(29)	$10	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares
Net investment income (loss)
Investment income:
Dividends	$29	$14	$—	$187	$—
Expenses:
Mortality and expense risks and other charges	12	4	9	30	16
Total expenses	12	4	9	30	16
Net investment income (loss)	17	10	(9)	157	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	(16)	—	153	45
Capital gains distributions	44	—	—	—	85
Total realized gain (loss) on investments
and capital gains distributions	56	(16)	—	153	130
Net unrealized appreciation
(depreciation) of investments	8	14	—	(26)	(96)
Net realized and unrealized gain (loss)
on investments	64	(2)	—	127	34
Net increase (decrease) in net assets
resulting from operations	$81	$8	$(9)	$284	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Federated Managed Tail Risk Fund II - Primary Shares	Federated Managed Volatility Fund II	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$43	$93	$220	$4	$8
Expenses:
Mortality and expense risks and other charges	33	26	104	102	2
Total expenses	33	26	104	102	2
Net investment income (loss)	10	67	116	(98)	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(132)	33	(404)	1,359	—
Capital gains distributions	—	—	732	1,153	—
Total realized gain (loss) on investments
and capital gains distributions	(132)	33	328	2,512	—
Net unrealized appreciation
(depreciation) of investments	(24)	6	1,180	(2,495)	14
Net realized and unrealized gain (loss)
on investments	(156)	39	1,508	17	14
Net increase (decrease) in net assets
resulting from operations	$(146)	$106	$1,624	$(81)	$20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$35	$255	$259	$11	$20
Expenses:
Mortality and expense risks and other charges	26	287	257	7	21
Total expenses	26	287	257	7	21
Net investment income (loss)	9	(32)	2	4	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	84	3,454	1,103	2	49
Capital gains distributions	4	2,957	20	—	373
Total realized gain (loss) on investments
and capital gains distributions	88	6,411	1,123	2	422
Net unrealized appreciation
(depreciation) of investments	(269)	(4,166)	683	11	220
Net realized and unrealized gain (loss)
on investments	(181)	2,245	1,806	13	642
Net increase (decrease) in net assets
resulting from operations	$(172)	$2,213	$1,808	$17	$641

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA
Net investment income (loss)
Investment income:
Dividends	$—	$8	$—	$—	$3
Expenses:
Mortality and expense risks and other charges	—	17	1	—	3
Total expenses	—	17	1	—	3
Net investment income (loss)	—	(9)	(1)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	215	(2)	—	8
Capital gains distributions	—	94	8	—	36
Total realized gain (loss) on investments
and capital gains distributions	—	309	6	—	44
Net unrealized appreciation
(depreciation) of investments	—	(67)	(8)	—	(14)
Net realized and unrealized gain (loss)
on investments	—	242	(2)	—	30
Net increase (decrease) in net assets
resulting from operations	$—	$233	$(3)	$—	$30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$5	$56	$3	$30	$1,006
Expenses:
Mortality and expense risks and other charges	8	22	4	6	676
Total expenses	8	22	4	6	676
Net investment income (loss)	(3)	34	(1)	24	330

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(101)	(103)	(109)	(38)	848
Capital gains distributions	37	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(64)	(103)	(109)	(38)	848
Net unrealized appreciation
(depreciation) of investments	214	171	139	90	2,318
Net realized and unrealized gain (loss)
on investments	150	68	30	52	3,166
Net increase (decrease) in net assets
resulting from operations	$147	$102	$29	$76	$3,496

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$2,199	$9	$2	$228	$652
Expenses:
Mortality and expense risks and other charges	1,142	4	—	38	1,445
Total expenses	1,142	4	—	38	1,445
Net investment income (loss)	1,057	5	2	190	(793)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	208	(1)	(3)	(107)	944
Capital gains distributions	766	—	—	—	15,030
Total realized gain (loss) on investments
and capital gains distributions	974	(1)	(3)	(107)	15,974
Net unrealized appreciation
(depreciation) of investments	1,096	6	5	335	(12,420)
Net realized and unrealized gain (loss)
on investments	2,070	5	2	228	3,554
Net increase (decrease) in net assets
resulting from operations	$3,127	$10	$4	$418	$2,761

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$184	$54	$157	$38	$89
Expenses:
Mortality and expense risks and other charges	64	29	88	30	50
Total expenses	64	29	88	30	50
Net investment income (loss)	120	25	69	8	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	215	7	422	(28)	88
Capital gains distributions	228	74	270	57	206
Total realized gain (loss) on investments
and capital gains distributions	443	81	692	29	294
Net unrealized appreciation
(depreciation) of investments	350	161	(258)	47	(96)
Net realized and unrealized gain (loss)
on investments	793	242	434	76	198
Net increase (decrease) in net assets
resulting from operations	$913	$267	$503	$84	$237

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$70	$79	$1	$—	$—
Expenses:
Mortality and expense risks and other charges	41	46	1	2	24
Total expenses	41	46	1	2	24
Net investment income (loss)	29	33	—	(2)	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	102	86	4	(16)	(56)
Capital gains distributions	269	196	4	—	—
Total realized gain (loss) on investments
and capital gains distributions	371	282	8	(16)	(56)
Net unrealized appreciation
(depreciation) of investments	(224)	(133)	(1)	26	118
Net realized and unrealized gain (loss)
on investments	147	149	7	10	62
Net increase (decrease) in net assets
resulting from operations	$176	$182	$7	$8	$38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$25	$9	$63	$83	$8
Expenses:
Mortality and expense risks and other charges	13	9	24	129	10
Total expenses	13	9	24	129	10
Net investment income (loss)	12	—	39	(46)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	33	217	650	(5)
Capital gains distributions	—	—	—	865	123
Total realized gain (loss) on investments
and capital gains distributions	16	33	217	1,515	118
Net unrealized appreciation
(depreciation) of investments	(16)	(40)	(178)	(425)	40
Net realized and unrealized gain (loss)
on investments	—	(7)	39	1,090	158
Net increase (decrease) in net assets
resulting from operations	$12	$(7)	$78	$1,044	$156

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$332	$20	$24	$72	$19
Expenses:
Mortality and expense risks and other charges	62	8	22	49	32
Total expenses	62	8	22	49	32
Net investment income (loss)	270	12	2	23	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	61	(35)	(124)	(548)	141
Capital gains distributions	—	96	—	—	211
Total realized gain (loss) on investments
and capital gains distributions	61	61	(124)	(548)	352
Net unrealized appreciation
(depreciation) of investments	338	85	306	1,235	132
Net realized and unrealized gain (loss)
on investments	399	146	182	687	484
Net increase (decrease) in net assets
resulting from operations	$669	$158	$184	$710	$471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5	$431	$116	$31	$13
Expenses:
Mortality and expense risks and other charges	6	269	49	23	4
Total expenses	6	269	49	23	4
Net investment income (loss)	(1)	162	67	8	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(28)	497	149	99	(9)
Capital gains distributions	84	2,645	504	—	105
Total realized gain (loss) on investments
and capital gains distributions	56	3,142	653	99	96
Net unrealized appreciation
(depreciation) of investments	131	(1,212)	87	(87)	(72)
Net realized and unrealized gain (loss)
on investments	187	1,930	740	12	24
Net increase (decrease) in net assets
resulting from operations	$186	$2,092	$807	$20	$33

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$32	$—	$304	$—	$82
Expenses:
Mortality and expense risks and other charges	474	2	216	—	34
Total expenses	474	2	216	—	34
Net investment income (loss)	(442)	(2)	88	—	48

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(249)	(6)	(18)
Capital gains distributions	35	—	—	—	310
Total realized gain (loss) on investments
and capital gains distributions	35	—	(249)	(6)	292
Net unrealized appreciation
(depreciation) of investments	—	—	1,052	8	(136)
Net realized and unrealized gain (loss)
on investments	35	—	803	2	156
Net increase (decrease) in net assets
resulting from operations	$(407)	$(2)	$891	$2	$204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$140	$80	$34	$2	$36
Expenses:
Mortality and expense risks and other charges	56	29	27	2	15
Total expenses	56	29	27	2	15
Net investment income (loss)	84	51	7	—	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	(35)	(10)	(1)	(163)
Capital gains distributions	569	434	34	3	230
Total realized gain (loss) on investments
and capital gains distributions	547	399	24	2	67
Net unrealized appreciation
(depreciation) of investments	(263)	(154)	77	7	408
Net realized and unrealized gain (loss)
on investments	284	245	101	9	475
Net increase (decrease) in net assets
resulting from operations	$368	$296	$108	$9	$496

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$65	$1	$18	$1,312
Expenses:
Mortality and expense risks and other charges	41	20	5	8	777
Total expenses	41	20	5	8	777
Net investment income (loss)	(41)	45	(4)	10	535

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	86	163	73	117	2,234
Capital gains distributions	460	170	20	—	2,758
Total realized gain (loss) on investments
and capital gains distributions	546	333	93	117	4,992
Net unrealized appreciation
(depreciation) of investments	(336)	(267)	—	(10)	2,897
Net realized and unrealized gain (loss)
on investments	210	66	93	107	7,889
Net increase (decrease) in net assets
resulting from operations	$169	$111	$89	$117	$8,424

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$24	$736	$678	$123	$—
Expenses:
Mortality and expense risks and other charges	26	708	156	462	402
Total expenses	26	708	156	462	402
Net investment income (loss)	(2)	28	522	(339)	(402)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	170	248	67	986	3,620
Capital gains distributions	308	4,125	—	4,751	3,860
Total realized gain (loss) on investments
and capital gains distributions	478	4,373	67	5,737	7,480
Net unrealized appreciation
(depreciation) of investments	(25)	(5,419)	1,005	(3,143)	(7,277)
Net realized and unrealized gain (loss)
on investments	453	(1,046)	1,072	2,594	203
Net increase (decrease) in net assets
resulting from operations	$451	$(1,018)	$1,594	$2,255	$(199)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$378	$170	$217	$209	$23
Expenses:
Mortality and expense risks and other charges	125	72	80	96	19
Total expenses	125	72	80	96	19
Net investment income (loss)	253	98	137	113	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	245	285	918	331	34
Capital gains distributions	—	—	—	—	122
Total realized gain (loss) on investments
and capital gains distributions	245	285	918	331	156
Net unrealized appreciation
(depreciation) of investments	(461)	(154)	(689)	(40)	(47)
Net realized and unrealized gain (loss)
on investments	(216)	131	229	291	109
Net increase (decrease) in net assets
resulting from operations	$37	$229	$366	$404	$113
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$4,118	$1	$—	$69	$27
Expenses:
Mortality and expense risks and other charges	2,361	—	—	21	12
Total expenses	2,361	—	—	21	12
Net investment income (loss)	1,757	1	—	48	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,907	(2)	—	(56)	(13)
Capital gains distributions	16,670	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	21,577	(2)	—	(56)	(13)
Net unrealized appreciation
(depreciation) of investments	(6,437)	6	3	116	41
Net realized and unrealized gain (loss)
on investments	15,140	4	3	60	28
Net increase (decrease) in net assets
resulting from operations	$16,897	$5	$3	$108	$43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1,009	$67	$31	$362	$—
Expenses:
Mortality and expense risks and other charges	686	53	32	135	—
Total expenses	686	53	32	135	—
Net investment income (loss)	323	14	(1)	227	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,309	626	422	106	—
Capital gains distributions	—	623	101	—	—
Total realized gain (loss) on investments
and capital gains distributions	4,309	1,249	523	106	—
Net unrealized appreciation
(depreciation) of investments	432	(194)	336	(390)	—
Net realized and unrealized gain (loss)
on investments	4,741	1,055	859	(284)	—
Net increase (decrease) in net assets
resulting from operations	$5,064	$1,069	$858	$(57)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$325	$304	$618	$18	$7
Expenses:
Mortality and expense risks and other charges	315	193	477	16	8
Total expenses	315	193	477	16	8
Net investment income (loss)	10	111	141	2	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,233	1,425	1,077	114	77
Capital gains distributions	—	—	574	19	—
Total realized gain (loss) on investments
and capital gains distributions	3,233	1,425	1,651	133	77
Net unrealized appreciation
(depreciation) of investments	(1,992)	(105)	3,257	12	(21)
Net realized and unrealized gain (loss)
on investments	1,241	1,320	4,908	145	56
Net increase (decrease) in net assets
resulting from operations	$1,251	$1,431	$5,049	$147	$55

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$20	$18	$104	$32	$—
Expenses:
Mortality and expense risks and other charges	11	9	267	12	45
Total expenses	11	9	267	12	45
Net investment income (loss)	9	9	(163)	20	(45)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(46)	(50)	695	1	(165)
Capital gains distributions	178	151	2,111	2	559
Total realized gain (loss) on investments
and capital gains distributions	132	101	2,806	3	394
Net unrealized appreciation
(depreciation) of investments	40	88	2,244	(10)	(23)
Net realized and unrealized gain (loss)
on investments	172	189	5,050	(7)	371
Net increase (decrease) in net assets
resulting from operations	$181	$198	$4,887	$13	$326

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$24	$3
Expenses:
Mortality and expense risks and other charges	36	10	27	15	12
Total expenses	36	10	27	15	12
Net investment income (loss)	(36)	(10)	(27)	9	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(25)	(93)	16	(134)	(130)
Capital gains distributions	344	143	198	167	569
Total realized gain (loss) on investments
and capital gains distributions	319	50	214	33	439
Net unrealized appreciation
(depreciation) of investments	(123)	171	62	(89)	(201)
Net realized and unrealized gain (loss)
on investments	196	221	276	(56)	238
Net increase (decrease) in net assets
resulting from operations	$160	$211	$249	$(47)	$229

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

Wanger USA
Net investment income (loss)
Investment income:
Dividends	$—
Expenses:
Mortality and expense risks and other charges	7
Total expenses	7
Net investment income (loss)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(66)
Capital gains distributions	247
Total realized gain (loss) on investments
and capital gains distributions	181
Net unrealized appreciation
(depreciation) of investments	(65)
Net realized and unrealized gain (loss)
on investments	116
Net increase (decrease) in net assets
resulting from operations	$109

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2
Net assets at January 1, 2015	$906	$1,700	$90	$128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	3	1	2
Total realized gain (loss) on investments
and capital gains distributions	67	284	25	19
Net unrealized appreciation (depreciation)
of investments	(24)	(390)	(19)	(19)
Net increase (decrease) in net assets resulting from
operations	36	(103)	7	2
Changes from principal transactions:
Total unit transactions	(14)	(227)	37	(12)
Increase (decrease) in net assets derived from
principal transactions	(14)	(227)	37	(12)
Total increase (decrease) in net assets	22	(330)	44	(10)
Net assets at December 31, 2015	928	1,370	134	118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	—	1
Total realized gain (loss) on investments
and capital gains distributions	129	145	(48)	2
Net unrealized appreciation (depreciation)
of investments	(108)	(14)	19	7
Net increase (decrease) in net assets resulting from
operations	15	128	(29)	10
Changes from principal transactions:
Total unit transactions	(57)	(9)	(5)	(40)
Increase (decrease) in net assets derived from
principal transactions	(57)	(9)	(5)	(40)
Total increase (decrease) in net assets	(42)	119	(34)	(30)
Net assets at December 31, 2016	$886	$1,489	$100	$88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated Government Money Fund II - Service Shares
Net assets at January 1, 2015	$31	$1,232	$701	$998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(9)	9	(14)
Total realized gain (loss) on investments
and capital gains distributions	2	50	(3)	—
Net unrealized appreciation (depreciation)
of investments	(5)	(74)	(11)	—
Net increase (decrease) in net assets resulting from
operations	(2)	(33)	(5)	(14)
Changes from principal transactions:
Total unit transactions	11	(216)	(107)	(111)
Increase (decrease) in net assets derived from
principal transactions	11	(216)	(107)	(111)
Total increase (decrease) in net assets	9	(249)	(112)	(125)
Net assets at December 31, 2015	40	983	589	873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	17	10	(9)
Total realized gain (loss) on investments
and capital gains distributions	3	56	(16)	—
Net unrealized appreciation (depreciation)
of investments	(3)	8	14	—
Net increase (decrease) in net assets resulting from
operations	1	81	8	(9)
Changes from principal transactions:
Total unit transactions	13	541	(409)	(327)
Increase (decrease) in net assets derived from
principal transactions	13	541	(409)	(327)
Total increase (decrease) in net assets	14	622	(401)	(336)
Net assets at December 31, 2016	$54	$1,605	$188	$537

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares	Federated Managed Tail Risk Fund II - Primary Shares	Federated Managed Volatility Fund II
Net assets at January 1, 2015	$3,632	$1,734	$3,751	$2,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	(21)	13	72
Total realized gain (loss) on investments
and capital gains distributions	(69)	435	(63)	85
Net unrealized appreciation (depreciation)
of investments	(210)	(320)	(178)	(369)
Net increase (decrease) in net assets resulting from
operations	(127)	94	(228)	(212)
Changes from principal transactions:
Total unit transactions	(474)	(568)	(801)	(329)
Increase (decrease) in net assets derived from
principal transactions	(474)	(568)	(801)	(329)
Total increase (decrease) in net assets	(601)	(474)	(1,029)	(541)
Net assets at December 31, 2015	3,031	1,260	2,722	2,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	157	(16)	10	67
Total realized gain (loss) on investments
and capital gains distributions	153	130	(132)	33
Net unrealized appreciation (depreciation)
of investments	(26)	(96)	(24)	6
Net increase (decrease) in net assets resulting from
operations	284	18	(146)	106
Changes from principal transactions:
Total unit transactions	(1,493)	(159)	(439)	(356)
Increase (decrease) in net assets derived from
principal transactions	(1,493)	(159)	(439)	(356)
Total increase (decrease) in net assets	(1,209)	(141)	(585)	(250)
Net assets at December 31, 2016	$1,822	$1,119	$2,137	$1,816

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class
Net assets at January 1, 2015	$53,810	$13,536	$188	$3,390

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(91)	10	9
Total realized gain (loss) on investments
and capital gains distributions	6,666	1,344	2	253
Net unrealized appreciation (depreciation)
of investments	(7,206)	(447)	(19)	(173)
Net increase (decrease) in net assets resulting from
operations	(562)	806	(7)	89
Changes from principal transactions:
Total unit transactions	(41,978)	(1,739)	(18)	(387)
Increase (decrease) in net assets derived from
principal transactions	(41,978)	(1,739)	(18)	(387)
Total increase (decrease) in net assets	(42,540)	(933)	(25)	(298)
Net assets at December 31, 2015	11,270	12,603	163	3,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	(98)	6	9
Total realized gain (loss) on investments
and capital gains distributions	328	2,512	—	88
Net unrealized appreciation (depreciation)
of investments	1,180	(2,495)	14	(269)
Net increase (decrease) in net assets resulting from
operations	1,624	(81)	20	(172)
Changes from principal transactions:
Total unit transactions	(2,877)	(2,081)	(18)	(567)
Increase (decrease) in net assets derived from
principal transactions	(2,877)	(2,081)	(18)	(567)
Total increase (decrease) in net assets	(1,253)	(2,162)	2	(739)
Net assets at December 31, 2016	$10,017	$10,441	$165	$2,353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2015	$42,294	$21,031	$536	$2,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	116	6	(6)
Total realized gain (loss) on investments
and capital gains distributions	7,593	826	1	564
Net unrealized appreciation (depreciation)
of investments	(7,731)	(941)	(17)	(766)
Net increase (decrease) in net assets resulting from
operations	(76)	1	(10)	(208)
Changes from principal transactions:
Total unit transactions	(4,048)	(1,524)	(35)	(497)
Increase (decrease) in net assets derived from
principal transactions	(4,048)	(1,524)	(35)	(497)
Total increase (decrease) in net assets	(4,124)	(1,523)	(45)	(705)
Net assets at December 31, 2015	38,170	19,508	491	2,294

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	2	4	(1)
Total realized gain (loss) on investments
and capital gains distributions	6,411	1,123	2	422
Net unrealized appreciation (depreciation)
of investments	(4,166)	683	11	220
Net increase (decrease) in net assets resulting from
operations	2,213	1,808	17	641
Changes from principal transactions:
Total unit transactions	(7,949)	(2,868)	(62)	(190)
Increase (decrease) in net assets derived from
principal transactions	(7,949)	(2,868)	(62)	(190)
Total increase (decrease) in net assets	(5,736)	(1,060)	(45)	451
Net assets at December 31, 2016	$32,434	$18,448	$446	$2,745

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net assets at January 1, 2015	$8	$2,038	$193	$23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(9)	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	—	356	17	8
Net unrealized appreciation (depreciation)
of investments	—	(435)	(10)	(7)
Net increase (decrease) in net assets resulting from
operations	—	(88)	6	1
Changes from principal transactions:
Total unit transactions	—	(204)	(85)	(19)
Increase (decrease) in net assets derived from
principal transactions	—	(204)	(85)	(19)
Total increase (decrease) in net assets	—	(292)	(79)	(18)
Net assets at December 31, 2015	8	1,746	114	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(9)	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	—	309	6	—
Net unrealized appreciation (depreciation)
of investments	—	(67)	(8)	—
Net increase (decrease) in net assets resulting from
operations	—	233	(3)	—
Changes from principal transactions:
Total unit transactions	1	(244)	4	—
Increase (decrease) in net assets derived from
principal transactions	1	(244)	4	—
Total increase (decrease) in net assets	1	(11)	1	—
Net assets at December 31, 2016	$9	$1,735	$115	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I
Net assets at January 1, 2015	$338	$1,251	$3,002	$658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	83	25
Total realized gain (loss) on investments
and capital gains distributions	59	269	(80)	34
Net unrealized appreciation (depreciation)
of investments	(51)	(372)	(95)	(175)
Net increase (decrease) in net assets resulting from
operations	7	(104)	(92)	(116)
Changes from principal transactions:
Total unit transactions	(31)	205	(428)	53
Increase (decrease) in net assets derived from
principal transactions	(31)	205	(428)	53
Total increase (decrease) in net assets	(24)	101	(520)	(63)
Net assets at December 31, 2015	314	1,352	2,482	595

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	34	(1)
Total realized gain (loss) on investments
and capital gains distributions	44	(64)	(103)	(109)
Net unrealized appreciation (depreciation)
of investments	(14)	214	171	139
Net increase (decrease) in net assets resulting from
operations	30	147	102	29
Changes from principal transactions:
Total unit transactions	(42)	(503)	(210)	(145)
Increase (decrease) in net assets derived from
principal transactions	(42)	(503)	(210)	(145)
Total increase (decrease) in net assets	(12)	(356)	(108)	(116)
Net assets at December 31, 2016	$302	$996	$2,374	$479

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class A
Net assets at January 1, 2015	$1,154	$68,867	$103,349	$182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	487	2,287	2
Total realized gain (loss) on investments
and capital gains distributions	(42)	436	1,364	7
Net unrealized appreciation (depreciation)
of investments	(13)	(2,755)	(4,181)	(16)
Net increase (decrease) in net assets resulting from
operations	(22)	(1,832)	(530)	(7)
Changes from principal transactions:
Total unit transactions	(548)	(8,117)	(4,433)	(32)
Increase (decrease) in net assets derived from
principal transactions	(548)	(8,117)	(4,433)	(32)
Total increase (decrease) in net assets	(570)	(9,949)	(4,963)	(39)
Net assets at December 31, 2015	584	58,918	98,386	143

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	330	1,057	5
Total realized gain (loss) on investments
and capital gains distributions	(38)	848	974	(1)
Net unrealized appreciation (depreciation)
of investments	90	2,318	1,096	6
Net increase (decrease) in net assets resulting from
operations	76	3,496	3,127	10
Changes from principal transactions:
Total unit transactions	(79)	(8,209)	(10,469)	232
Increase (decrease) in net assets derived from
principal transactions	(79)	(8,209)	(10,469)	232
Total increase (decrease) in net assets	(3)	(4,713)	(7,342)	242
Net assets at December 31, 2016	$581	$54,205	$91,044	$385

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2015	$53	$4,416	$137,277	$10,688

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	172	(922)	84
Total realized gain (loss) on investments
and capital gains distributions	3	(19)	17,614	1,396
Net unrealized appreciation (depreciation)
of investments	(4)	(238)	(9,961)	(1,982)
Net increase (decrease) in net assets resulting from
operations	0	(85)	6,731	(502)
Changes from principal transactions:
Total unit transactions	(11)	(911)	(16,990)	(2,001)
Increase (decrease) in net assets derived from
principal transactions	(11)	(911)	(16,990)	(2,001)
Total increase (decrease) in net assets	(11)	(996)	(10,259)	(2,503)
Net assets at December 31, 2015	42	3,420	127,018	8,185

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	190	(793)	120
Total realized gain (loss) on investments
and capital gains distributions	(3)	(107)	15,974	443
Net unrealized appreciation (depreciation)
of investments	5	335	(12,420)	350
Net increase (decrease) in net assets resulting from
operations	4	418	2,761	913
Changes from principal transactions:
Total unit transactions	30	(159)	(18,781)	(1,175)
Increase (decrease) in net assets derived from
principal transactions	30	(159)	(18,781)	(1,175)
Total increase (decrease) in net assets	34	259	(16,020)	(262)
Net assets at December 31, 2016	$76	$3,679	$110,998	$7,923

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net assets at January 1, 2015	$1,401	$9,091	$2,993	$4,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	(22)	10	18
Total realized gain (loss) on investments
and capital gains distributions	115	1,004	43	168
Net unrealized appreciation (depreciation)
of investments	(285)	(1,121)	(108)	(335)
Net increase (decrease) in net assets resulting from
operations	(149)	(139)	(55)	(149)
Changes from principal transactions:
Total unit transactions	1,365	(1,190)	(396)	(260)
Increase (decrease) in net assets derived from
principal transactions	1,365	(1,190)	(396)	(260)
Total increase (decrease) in net assets	1,216	(1,329)	(451)	(409)
Net assets at December 31, 2015	2,617	7,762	2,542	4,082

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	69	8	39
Total realized gain (loss) on investments
and capital gains distributions	81	692	29	294
Net unrealized appreciation (depreciation)
of investments	161	(258)	47	(96)
Net increase (decrease) in net assets resulting from
operations	267	503	84	237
Changes from principal transactions:
Total unit transactions	(323)	(1,201)	45	(241)
Increase (decrease) in net assets derived from
principal transactions	(323)	(1,201)	45	(241)
Total increase (decrease) in net assets	(56)	(698)	129	(4)
Net assets at December 31, 2016	$2,561	$7,064	$2,671	$4,078
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
Net assets at January 1, 2015	$3,679	$5,251	$87	$325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	(15)	—	2
Total realized gain (loss) on investments
and capital gains distributions	282	514	9	(1)
Net unrealized appreciation (depreciation)
of investments	(384)	(620)	(9)	(11)
Net increase (decrease) in net assets resulting from
operations	(91)	(121)	—	(10)
Changes from principal transactions:
Total unit transactions	(331)	(767)	(1)	—
Increase (decrease) in net assets derived from
principal transactions	(331)	(767)	(1)	—
Total increase (decrease) in net assets	(422)	(888)	(1)	(10)
Net assets at December 31, 2015	3,257	4,363	86	315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	33	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	371	282	8	(16)
Net unrealized appreciation (depreciation)
of investments	(224)	(133)	(1)	26
Net increase (decrease) in net assets resulting from
operations	176	182	7	8
Changes from principal transactions:
Total unit transactions	(144)	(740)	(16)	(48)
Increase (decrease) in net assets derived from
principal transactions	(144)	(740)	(16)	(48)
Total increase (decrease) in net assets	32	(558)	(9)	(40)
Net assets at December 31, 2016	$3,289	$3,805	$77	$275

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2015	$2,195	$2,211	$988	$4,564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	47	16	26
Total realized gain (loss) on investments
and capital gains distributions	(135)	54	76	372
Net unrealized appreciation (depreciation)
of investments	51	(145)	(122)	(336)
Net increase (decrease) in net assets resulting from
operations	(84)	(44)	(30)	62
Changes from principal transactions:
Total unit transactions	(237)	(241)	(184)	(458)
Increase (decrease) in net assets derived from
principal transactions	(237)	(241)	(184)	(458)
Total increase (decrease) in net assets	(321)	(285)	(214)	(396)
Net assets at December 31, 2015	1,874	1,926	774	4,168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	12	—	39
Total realized gain (loss) on investments
and capital gains distributions	(56)	16	33	217
Net unrealized appreciation (depreciation)
of investments	118	(16)	(40)	(178)
Net increase (decrease) in net assets resulting from
operations	38	12	(7)	78
Changes from principal transactions:
Total unit transactions	71	(143)	(53)	81
Increase (decrease) in net assets derived from
principal transactions	71	(143)	(53)	81
Total increase (decrease) in net assets	109	(131)	(60)	159
Net assets at December 31, 2016	$1,983	$1,795	$714	$4,327

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2015	$13,380	$1,968	$6,191	$1,041

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(109)	(11)	194	23
Total realized gain (loss) on investments
and capital gains distributions	2,785	372	117	212
Net unrealized appreciation (depreciation)
of investments	(2,921)	(380)	(738)	(275)
Net increase (decrease) in net assets resulting from
operations	(245)	(19)	(427)	(40)
Changes from principal transactions:
Total unit transactions	(2,375)	(523)	(714)	(23)
Increase (decrease) in net assets derived from
principal transactions	(2,375)	(523)	(714)	(23)
Total increase (decrease) in net assets	(2,620)	(542)	(1,141)	(63)
Net assets at December 31, 2015	10,760	1,426	5,050	978

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(2)	270	12
Total realized gain (loss) on investments
and capital gains distributions	1,515	118	61	61
Net unrealized appreciation (depreciation)
of investments	(425)	40	338	85
Net increase (decrease) in net assets resulting from
operations	1,044	156	669	158
Changes from principal transactions:
Total unit transactions	(1,269)	(149)	(541)	(11)
Increase (decrease) in net assets derived from
principal transactions	(1,269)	(149)	(541)	(11)
Total increase (decrease) in net assets	(225)	7	128	147
Net assets at December 31, 2016	$10,535	$1,433	$5,178	$1,125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net assets at January 1, 2015	$2,362	$7,745	$3,194	$1,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	28	(24)	(6)
Total realized gain (loss) on investments
and capital gains distributions	55	(19)	606	192
Net unrealized appreciation (depreciation)
of investments	(386)	(1,247)	(715)	(227)
Net increase (decrease) in net assets resulting from
operations	(330)	(1,238)	(133)	(41)
Changes from principal transactions:
Total unit transactions	(439)	(317)	(350)	(52)
Increase (decrease) in net assets derived from
principal transactions	(439)	(317)	(350)	(52)
Total increase (decrease) in net assets	(769)	(1,555)	(483)	(93)
Net assets at December 31, 2015	1,593	6,190	2,711	998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	23	(13)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(124)	(548)	352	56
Net unrealized appreciation (depreciation)
of investments	306	1,235	132	131
Net increase (decrease) in net assets resulting from
operations	184	710	471	186
Changes from principal transactions:
Total unit transactions	(302)	(527)	(462)	(54)
Increase (decrease) in net assets derived from
principal transactions	(302)	(527)	(462)	(54)
Total increase (decrease) in net assets	(118)	183	9	132
Net assets at December 31, 2016	$1,475	$6,373	$2,720	$1,130

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Net assets at January 1, 2015	$26,434	$5,965	$2,586	$456

Increase (decrease) in net assets
Operations:
Net investment income (loss)	126	59	(4)	7
Total realized gain (loss) on investments
and capital gains distributions	4,516	829	182	29
Net unrealized appreciation (depreciation)
of investments	(3,458)	(1,325)	(228)	(70)
Net increase (decrease) in net assets resulting from
operations	1,184	(437)	(50)	(34)
Changes from principal transactions:
Total unit transactions	1,556	(433)	(235)	(74)
Increase (decrease) in net assets derived from
principal transactions	1,556	(433)	(235)	(74)
Total increase (decrease) in net assets	2,740	(870)	(285)	(108)
Net assets at December 31, 2015	29,174	5,095	2,301	348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	162	67	8	9
Total realized gain (loss) on investments
and capital gains distributions	3,142	653	99	96
Net unrealized appreciation (depreciation)
of investments	(1,212)	87	(87)	(72)
Net increase (decrease) in net assets resulting from
operations	2,092	807	20	33
Changes from principal transactions:
Total unit transactions	1,865	(370)	(210)	(10)
Increase (decrease) in net assets derived from
principal transactions	1,865	(370)	(210)	(10)
Total increase (decrease) in net assets	3,957	437	(190)	23
Net assets at December 31, 2016	$33,131	$5,532	$2,111	$371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net assets at January 1, 2015	$47,372	$45	$22,507	$79

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(535)	—	(242)	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	—	(229)	(2)
Net unrealized appreciation (depreciation)
of investments	—	—	(628)	(2)
Net increase (decrease) in net assets resulting from
operations	(530)	—	(1,099)	(5)
Changes from principal transactions:
Total unit transactions	(5,699)	(1)	(3,827)	(8)
Increase (decrease) in net assets derived from
principal transactions	(5,699)	(1)	(3,827)	(8)
Total increase (decrease) in net assets	(6,229)	(1)	(4,926)	(13)
Net assets at December 31, 2015	41,143	44	17,581	66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(442)	(2)	88	—
Total realized gain (loss) on investments
and capital gains distributions	35	—	(249)	(6)
Net unrealized appreciation (depreciation)
of investments	—	—	1,052	8
Net increase (decrease) in net assets resulting from
operations	(407)	(2)	891	2
Changes from principal transactions:
Total unit transactions	(4,216)	—	(1,752)	(45)
Increase (decrease) in net assets derived from
principal transactions	(4,216)	—	(1,752)	(45)
Total increase (decrease) in net assets	(4,623)	(2)	(861)	(43)
Net assets at December 31, 2016	$36,520	$42	$16,720	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class
Net assets at January 1, 2015	$3,909	$6,894	$3,274	$1,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	96	159	88	15
Total realized gain (loss) on investments
and capital gains distributions	527	1,127	563	74
Net unrealized appreciation (depreciation)
of investments	(672)	(1,381)	(731)	(150)
Net increase (decrease) in net assets resulting from
operations	(49)	(95)	(80)	(61)
Changes from principal transactions:
Total unit transactions	(60)	236	882	2,120
Increase (decrease) in net assets derived from
principal transactions	(60)	236	882	2,120
Total increase (decrease) in net assets	(109)	141	802	2,059
Net assets at December 31, 2015	3,800	7,035	4,076	3,158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	84	51	7
Total realized gain (loss) on investments
and capital gains distributions	292	547	399	24
Net unrealized appreciation (depreciation)
of investments	(136)	(263)	(154)	77
Net increase (decrease) in net assets resulting from
operations	204	368	296	108
Changes from principal transactions:
Total unit transactions	349	(211)	1,143	(482)
Increase (decrease) in net assets derived from
principal transactions	349	(211)	1,143	(482)
Total increase (decrease) in net assets	553	157	1,439	(374)
Net assets at December 31, 2016	$4,353	$7,192	$5,515	$2,784

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net assets at January 1, 2015	$—	$3,190	$6,303	$2,473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	29	(42)	(4)
Total realized gain (loss) on investments
and capital gains distributions	—	652	870	463
Net unrealized appreciation (depreciation)
of investments	(7)	(749)	(1,155)	(422)
Net increase (decrease) in net assets resulting from
operations	(8)	(68)	(327)	37
Changes from principal transactions:
Total unit transactions	197	(299)	(1,127)	(213)
Increase (decrease) in net assets derived from
principal transactions	197	(299)	(1,127)	(213)
Total increase (decrease) in net assets	189	(367)	(1,454)	(176)
Net assets at December 31, 2015	189	2,823	4,849	2,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	21	(41)	45
Total realized gain (loss) on investments
and capital gains distributions	2	67	546	333
Net unrealized appreciation (depreciation)
of investments	7	408	(336)	(267)
Net increase (decrease) in net assets resulting from
operations	9	496	169	111
Changes from principal transactions:
Total unit transactions	(37)	(171)	(1,219)	(844)
Increase (decrease) in net assets derived from
principal transactions	(37)	(171)	(1,219)	(844)
Total increase (decrease) in net assets	(28)	325	(1,050)	(733)
Net assets at December 31, 2016	$161	$3,148	$3,799	$1,564

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2015	$683	$1,459	$80,865	$3,877

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	16	728	(9)
Total realized gain (loss) on investments
and capital gains distributions	37	184	7,790	850
Net unrealized appreciation (depreciation)
of investments	(58)	(274)	(10,854)	(981)
Net increase (decrease) in net assets resulting from
operations	(26)	(74)	(2,336)	(140)
Changes from principal transactions:
Total unit transactions	87	(298)	(9,877)	(279)
Increase (decrease) in net assets derived from
principal transactions	87	(298)	(9,877)	(279)
Total increase (decrease) in net assets	61	(372)	(12,213)	(419)
Net assets at December 31, 2015	744	1,087	68,652	3,458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	10	535	(2)
Total realized gain (loss) on investments
and capital gains distributions	93	117	4,992	478
Net unrealized appreciation (depreciation)
of investments	—	(10)	2,897	(25)
Net increase (decrease) in net assets resulting from
operations	89	117	8,424	451
Changes from principal transactions:
Total unit transactions	(260)	(480)	(9,705)	(216)
Increase (decrease) in net assets derived from
principal transactions	(260)	(480)	(9,705)	(216)
Total increase (decrease) in net assets	(171)	(363)	(1,281)	235
Net assets at December 31, 2016	$573	$724	$67,371	$3,693

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net assets at January 1, 2015	$72,781	$15,880	$46,522	$37,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	178	591	(540)	(453)
Total realized gain (loss) on investments
and capital gains distributions	8,168	141	8,427	7,519
Net unrealized appreciation (depreciation)
of investments	(6,102)	(1,528)	(7,364)	(3,709)
Net increase (decrease) in net assets resulting from
operations	2,244	(796)	523	3,357
Changes from principal transactions:
Total unit transactions	(7,252)	(2,187)	(4,364)	(1,949)
Increase (decrease) in net assets derived from
principal transactions	(7,252)	(2,187)	(4,364)	(1,949)
Total increase (decrease) in net assets	(5,008)	(2,983)	(3,841)	1,408
Net assets at December 31, 2015	67,773	12,897	42,681	38,458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	522	(339)	(402)
Total realized gain (loss) on investments
and capital gains distributions	4,373	67	5,737	7,480
Net unrealized appreciation (depreciation)
of investments	(5,419)	1,005	(3,143)	(7,277)
Net increase (decrease) in net assets resulting from
operations	(1,018)	1,594	2,255	(199)
Changes from principal transactions:
Total unit transactions	(8,658)	(1,074)	(5,439)	(6,725)
Increase (decrease) in net assets derived from
principal transactions	(8,658)	(1,074)	(5,439)	(6,725)
Total increase (decrease) in net assets	(9,676)	520	(3,184)	(6,924)
Net assets at December 31, 2016	$58,097	$13,417	$39,497	$31,534

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2015	$14,838	$6,582	$9,374	$9,616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	400	130	147	151
Total realized gain (loss) on investments
and capital gains distributions	844	322	323	704
Net unrealized appreciation (depreciation)
of investments	(1,833)	(550)	(679)	(979)
Net increase (decrease) in net assets resulting from
operations	(589)	(98)	(209)	(124)
Changes from principal transactions:
Total unit transactions	(1,379)	(376)	(325)	(1,530)
Increase (decrease) in net assets derived from
principal transactions	(1,379)	(376)	(325)	(1,530)
Total increase (decrease) in net assets	(1,968)	(474)	(534)	(1,654)
Net assets at December 31, 2015	12,870	6,108	8,840	7,962

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253	98	137	113
Total realized gain (loss) on investments
and capital gains distributions	245	285	918	331
Net unrealized appreciation (depreciation)
of investments	(461)	(154)	(689)	(40)
Net increase (decrease) in net assets resulting from
operations	37	229	366	404
Changes from principal transactions:
Total unit transactions	(2,355)	(1,026)	(2,006)	(495)
Increase (decrease) in net assets derived from
principal transactions	(2,355)	(1,026)	(2,006)	(495)
Total increase (decrease) in net assets	(2,318)	(797)	(1,640)	(91)
Net assets at December 31, 2016	$10,552	$5,311	$7,200	$7,871

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I
Net assets at January 1, 2015	$1,814	$244,610	$2	$46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1,875	2	1
Total realized gain (loss) on investments
and capital gains distributions	159	21,755	(8)	1
Net unrealized appreciation (depreciation)
of investments	(208)	(29,189)	(7)	(4)
Net increase (decrease) in net assets resulting from
operations	(45)	(5,559)	(13)	(2)
Changes from principal transactions:
Total unit transactions	(252)	(23,527)	42	—
Increase (decrease) in net assets derived from
principal transactions	(252)	(23,527)	42	—
Total increase (decrease) in net assets	(297)	(29,086)	29	(2)
Net assets at December 31, 2015	1,517	215,524	31	44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1,757	1	—
Total realized gain (loss) on investments
and capital gains distributions	156	21,577	(2)	—
Net unrealized appreciation (depreciation)
of investments	(47)	(6,437)	6	3
Net increase (decrease) in net assets resulting from
operations	113	16,897	5	3
Changes from principal transactions:
Total unit transactions	(110)	(22,938)	35	(4)
Increase (decrease) in net assets derived from
principal transactions	(110)	(22,938)	35	(4)
Total increase (decrease) in net assets	3	(6,041)	40	(1)
Net assets at December 31, 2016	$1,520	$209,483	$71	$43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2015	$—	$—	$68,972	$7,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(6)	289	10
Total realized gain (loss) on investments
and capital gains distributions	(13)	(1)	3,304	1,595
Net unrealized appreciation (depreciation)
of investments	(170)	(71)	(3,767)	(1,798)
Net increase (decrease) in net assets resulting from
operations	(185)	(78)	(174)	(193)
Changes from principal transactions:
Total unit transactions	2,883	1,168	(7,135)	(811)
Increase (decrease) in net assets derived from
principal transactions	2,883	1,168	(7,135)	(811)
Total increase (decrease) in net assets	2,698	1,090	(7,309)	(1,004)
Net assets at December 31, 2015	2,698	1,090	61,663	6,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	15	323	14
Total realized gain (loss) on investments
and capital gains distributions	(56)	(13)	4,309	1,249
Net unrealized appreciation (depreciation)
of investments	116	41	432	(194)
Net increase (decrease) in net assets resulting from
operations	108	43	5,064	1,069
Changes from principal transactions:
Total unit transactions	(581)	(161)	(7,740)	(680)
Increase (decrease) in net assets derived from
principal transactions	(581)	(161)	(7,740)	(680)
Total increase (decrease) in net assets	(473)	(118)	(2,676)	389
Net assets at December 31, 2016	$2,225	$972	$58,987	$7,291

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net assets at January 1, 2015	$4,193	$14,009	$111	$28,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	261	2	(19)
Total realized gain (loss) on investments
and capital gains distributions	447	440	5	2,378
Net unrealized appreciation (depreciation)
of investments	(597)	(940)	(7)	(664)
Net increase (decrease) in net assets resulting from
operations	(150)	(239)	—	1,695
Changes from principal transactions:
Total unit transactions	(430)	(1,181)	(102)	(2,828)
Increase (decrease) in net assets derived from
principal transactions	(430)	(1,181)	(102)	(2,828)
Total increase (decrease) in net assets	(580)	(1,420)	(102)	(1,133)
Net assets at December 31, 2015	3,613	12,589	9	26,934

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	227	—	10
Total realized gain (loss) on investments
and capital gains distributions	523	106	—	3,233
Net unrealized appreciation (depreciation)
of investments	336	(390)	—	(1,992)
Net increase (decrease) in net assets resulting from
operations	858	(57)	—	1,251
Changes from principal transactions:
Total unit transactions	(255)	(1,421)	19	(3,153)
Increase (decrease) in net assets derived from
principal transactions	(255)	(1,421)	19	(3,153)
Total increase (decrease) in net assets	603	(1,478)	19	(1,902)
Net assets at December 31, 2016	$4,216	$11,111	$28	$25,032
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2015	$17,991	$7,158	$1,817	$1,595

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	(127)	1	(4)
Total realized gain (loss) on investments
and capital gains distributions	1,438	1,244	326	195
Net unrealized appreciation (depreciation)
of investments	(1,392)	(2,617)	(401)	(206)
Net increase (decrease) in net assets resulting from
operations	123	(1,500)	(74)	(15)
Changes from principal transactions:
Total unit transactions	(1,577)	33,649	(435)	(490)
Increase (decrease) in net assets derived from
principal transactions	(1,577)	33,649	(435)	(490)
Total increase (decrease) in net assets	(1,454)	32,149	(509)	(505)
Net assets at December 31, 2015	16,537	39,307	1,308	1,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	111	141	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,425	1,651	133	77
Net unrealized appreciation (depreciation)
of investments	(105)	3,257	12	(21)
Net increase (decrease) in net assets resulting from
operations	1,431	5,049	147	55
Changes from principal transactions:
Total unit transactions	(1,694)	(5,438)	(319)	(165)
Increase (decrease) in net assets derived from
principal transactions	(1,694)	(5,438)	(319)	(165)
Total increase (decrease) in net assets	(263)	(389)	(172)	(110)
Net assets at December 31, 2016	$16,274	$38,918	$1,136	$980

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Net assets at January 1, 2015	$1,582	$1,447	$27,287	$1,425

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	6	(172)	20
Total realized gain (loss) on investments
and capital gains distributions	252	211	4,867	(13)
Net unrealized appreciation (depreciation)
of investments	(300)	(290)	(5,101)	(16)
Net increase (decrease) in net assets resulting from
operations	(40)	(73)	(406)	(9)
Changes from principal transactions:
Total unit transactions	(91)	11	(3,498)	(167)
Increase (decrease) in net assets derived from
principal transactions	(91)	11	(3,498)	(167)
Total increase (decrease) in net assets	(131)	(62)	(3,904)	(176)
Net assets at December 31, 2015	1,451	1,385	23,383	1,249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	9	(163)	20
Total realized gain (loss) on investments
and capital gains distributions	132	101	2,806	3
Net unrealized appreciation (depreciation)
of investments	40	88	2,244	(10)
Net increase (decrease) in net assets resulting from
operations	181	198	4,887	13
Changes from principal transactions:
Total unit transactions	(107)	(296)	(2,606)	—
Increase (decrease) in net assets derived from
principal transactions	(107)	(296)	(2,606)	—
Total increase (decrease) in net assets	74	(98)	2,281	13
Net assets at December 31, 2016	$1,525	$1,287	$25,664	$1,262

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2015	$5,968	$3,108	$1,175	$2,559

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(53)	(37)	(9)	(31)
Total realized gain (loss) on investments
and capital gains distributions	889	521	167	373
Net unrealized appreciation (depreciation)
of investments	(839)	(510)	(174)	(381)
Net increase (decrease) in net assets resulting from
operations	(3)	(26)	(16)	(39)
Changes from principal transactions:
Total unit transactions	(514)	(68)	488	(413)
Increase (decrease) in net assets derived from
principal transactions	(514)	(68)	488	(413)
Total increase (decrease) in net assets	(517)	(94)	472	(452)
Net assets at December 31, 2015	5,451	3,014	1,647	2,107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	(36)	(10)	(27)
Total realized gain (loss) on investments
and capital gains distributions	394	319	50	214
Net unrealized appreciation (depreciation)
of investments	(23)	(123)	171	62
Net increase (decrease) in net assets resulting from
operations	326	160	211	249
Changes from principal transactions:
Total unit transactions	(870)	7	182	176
Increase (decrease) in net assets derived from
principal transactions	(870)	7	182	176
Total increase (decrease) in net assets	(544)	167	393	425
Net assets at December 31, 2016	$4,907	$3,181	$2,040	$2,532

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA
Net assets at January 1, 2015	$2,421	$2,770	$1,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(15)	(8)
Total realized gain (loss) on investments
and capital gains distributions	135	819	175
Net unrealized appreciation (depreciation)
of investments	(158)	(795)	(188)
Net increase (decrease) in net assets resulting from
operations	(8)	9	(21)
Changes from principal transactions:
Total unit transactions	(258)	(560)	23
Increase (decrease) in net assets derived from
principal transactions	(258)	(560)	23
Total increase (decrease) in net assets	(266)	(551)	2
Net assets at December 31, 2015	2,155	2,219	1,015

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(9)	(7)
Total realized gain (loss) on investments
and capital gains distributions	33	439	181
Net unrealized appreciation (depreciation)
of investments	(89)	(201)	(65)
Net increase (decrease) in net assets resulting from
operations	(47)	229	109
Changes from principal transactions:
Total unit transactions	(71)	(335)	(70)
Increase (decrease) in net assets derived from
principal transactions	(71)	(335)	(70)
Total increase (decrease) in net assets	(118)	(106)	39
Net assets at December 31, 2016	$2,037	$2,113	$1,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization
Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, (the “Account”) was established by Voya Retirement Insurance and Annuity Company (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings. ING continues to hold certain warrants to purchase shares of Voya Financial, Inc. common stock.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2016, the Account had 111 investment divisions (the “Divisions”), 32 of which invest in independently managed mutual funds and 79 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2016 and related Trusts are as follows:

AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
American Funds Insurance Series®:
Growth Fund - Class 2
Growth-Income Fund - Class 2
International Fund - Class 2
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio

Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Federated Kaufmann Fund II - Primary Shares
Federated Managed Tail Risk Fund II - Primary Shares
Federated Managed Volatility Fund II

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Service Class

Voya Investors Trust: (continued)
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class
VY® FMR® Diversified Mid Cap Portfolio - Service Class
VY® Franklin Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Government Money Market Portfolio - Class S
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Initial Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I
Voya Euro STOXX 50® Index Portfolio - Class I
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I

Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA

The names of certain Divisions were changed during 2016. The following is a summary of current and former names for those Divisions:

Current Name
Federated Insurance Series:
Federated Government Money Fund II - Service Shares
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Government Money Market Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S

Former Name
Federated Insurance Series:
Federated Prime Money Fund II - Primary Shares
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Money Market Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class I
Voya Global Value Advantage Portfolio - Class S

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 0.0% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2016 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2016. The Account had no liabilities as of December 31, 2016.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts an annual charge of up to 0.50% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions

During the year ended December 31, 2016, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.18% to 0.83% of the average net assets of each respective Fund.

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$163	$144
Invesco V.I. Core Equity Fund - Series I Shares	216	129
American Funds Insurance Series®:
Growth Fund - Class 2	550	547
Growth-Income Fund - Class 2	34	63
International Fund - Class 2	31	13
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	867	266
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	25	425
Federated Government Money Fund II - Service Shares	274	610
Federated High Income Bond Fund II - Primary Shares	462	1,798
Federated Kaufmann Fund II - Primary Shares	220	309
Federated Managed Tail Risk Fund II - Primary Shares	193	622
Federated Managed Volatility Fund II	162	452
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,849	3,878
Fidelity® VIP Growth Portfolio - Initial Class	1,743	2,769
Fidelity® VIP High Income Portfolio - Initial Class	9	22
Fidelity® VIP Overseas Portfolio - Initial Class	272	826
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,253	9,277
Fidelity® VIP Index 500 Portfolio - Initial Class	1,062	3,907
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	11	68
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,065	883
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	246	404
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	105	94
Oppenheimer Global Fund/VA	—	—

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Oppenheimer Variable Account Funds (continued):
Oppenheimer Main Street Fund®/VA	$41	$46
Oppenheimer Main Street Small Cap Fund®/VA	115	584
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	360	536
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	109	256
Pioneer High Yield VCT Portfolio - Class I	159	213
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	2,065	9,944
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	7,297	15,943
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A	286	49
Voya Global Perspectives® Portfolio - Class I	95	64
Voya High Yield Portfolio - Service Class	880	848
Voya Large Cap Growth Portfolio - Institutional Class	17,150	21,695
Voya Large Cap Value Portfolio - Institutional Class	728	1,556
Voya Large Cap Value Portfolio - Service Class	246	471
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	833	1,695
Voya Retirement Conservative Portfolio - Adviser Class	700	590
Voya Retirement Growth Portfolio - Adviser Class	305	300
Voya Retirement Moderate Growth Portfolio - Adviser Class	565	412
Voya Retirement Moderate Portfolio - Adviser Class	294	805
Voya U.S. Stock Index Portfolio - Service Class	6	17
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	95	146
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	397	350
VY® Clarion Global Real Estate Portfolio - Institutional Class	261	392
VY® Clarion Global Real Estate Portfolio - Service Class	147	200
VY® Clarion Real Estate Portfolio - Service Class	1,177	1,057
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	1,245	1,694
VY® FMR® Diversified Mid Cap Portfolio - Service Class	334	362
VY® Franklin Income Portfolio - Service Class	763	1,035
VY® Invesco Growth and Income Portfolio - Service Class	456	359
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	224	524
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,148	1,653
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	475	739
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	229	200
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	9,488	4,816
VY® T. Rowe Price Equity Income Portfolio - Service Class	1,678	1,477
VY® T. Rowe Price International Stock Portfolio - Service Class	243	445
VY® Templeton Global Growth Portfolio - Service Class	133	29
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	10,716	15,339
Voya Government Money Market Portfolio - Class S	985	987
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	1,598	3,262
Voya Global Bond Portfolio - Service Class	1	46

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
Voya Solution 2025 Portfolio - Service Class	$1,150	$443
Voya Solution 2035 Portfolio - Service Class	1,662	1,219
Voya Solution 2045 Portfolio - Service Class	1,950	322
Voya Solution Income Portfolio - Service Class	312	753
Voya Solution Moderately Aggressive Portfolio - Service Class	5	39
VY® American Century Small-Mid Cap Value Portfolio - Service Class	1,644	1,565
VY® Baron Growth Portfolio - Service Class	650	1,450
VY® Columbia Contrarian Core Portfolio - Service Class	339	968
VY® Columbia Small Cap Value II Portfolio - Service Class	188	433
VY® Invesco Comstock Portfolio - Service Class	92	561
VY® Invesco Equity and Income Portfolio - Initial Class	4,703	11,115
VY® JPMorgan Mid Cap Value Portfolio - Service Class	643	553
VY® Oppenheimer Global Portfolio - Initial Class	5,177	9,682
VY® Pioneer High Yield Portfolio - Initial Class	2,296	2,847
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	5,964	6,992
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	6,091	9,359
VY® Templeton Foreign Equity Portfolio - Initial Class	884	2,986
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	816	1,743
Voya Strategic Allocation Growth Portfolio - Class I	489	2,358
Voya Strategic Allocation Moderate Portfolio - Class I	495	877
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	184	168
Voya Growth and Income Portfolio - Class I	26,245	30,757
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	142	106
Voya Euro STOXX 50® Index Portfolio - Class I	41	45
Voya Global Equity Portfolio - Class I	177	710
Voya Global Equity Portfolio - Class S	31	177
Voya Index Plus LargeCap Portfolio - Class I	2,503	9,921
Voya Index Plus MidCap Portfolio - Class I	1,382	1,425
Voya Index Plus SmallCap Portfolio - Class I	731	885
Voya International Index Portfolio - Class I	1,176	2,370
Voya International Index Portfolio - Class S	21	3
Voya Russell™ Large Cap Growth Index Portfolio - Class I	2,425	5,568
Voya Russell™ Large Cap Index Portfolio - Class I	1,595	3,178
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,585	7,308
Voya Russell™ Large Cap Value Index Portfolio - Class S	85	382
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	59	224
Voya Russell™ Mid Cap Index Portfolio - Class I	515	435
Voya Russell™ Small Cap Index Portfolio - Class I	348	484
Voya Small Company Portfolio - Class I	3,175	3,833
Voya U.S. Bond Index Portfolio - Class I	863	840
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,002	1,357
Voya MidCap Opportunities Portfolio - Class S	740	425
Voya SmallCap Opportunities Portfolio - Class I	777	462

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Products Trust (continued):
Voya SmallCap Opportunities Portfolio - Class S	$537	$189
Wanger Advisors Trust:
Wanger International	586	481
Wanger Select	809	584
Wanger USA	388	219

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	36,136	37,342	(1,206)	40,747	41,361	(614)
Invesco V.I. Core Equity Fund - Series I Shares	108,799	108,306	493	144,567	157,541	(12,974)
American Funds Insurance Series®:
Growth Fund - Class 2	47,745	51,222	(3,477)	10,456	7,199	3,257
Growth-Income Fund - Class 2	971	2,608	(1,637)	491	991	(500)
International Fund - Class 2	1,572	801	771	676	11	665
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	29,297	15,822	13,475	2,333	14,170	(11,837)
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	2	20,287	(20,285)	3,693	9,005	(5,312)
Federated Government Money Fund II - Service Shares	20,896	47,360	(26,464)	9,583	18,510	(8,927)
Federated High Income Bond Fund II - Primary Shares	23,191	66,631	(43,440)	20,361	32,235	(11,874)
Federated Kaufmann Fund II - Primary Shares	853	9,559	(8,706)	3,978	33,529	(29,551)
Federated Managed Tail Risk Fund II - Primary Shares	35,065	72,512	(37,447)	38,230	98,738	(60,508)
Federated Managed Volatility Fund II	9,647	24,427	(14,780)	13,231	26,077	(12,846)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	45,037	153,142	(108,105)	31,602	1,591,026	(1,559,424)
Fidelity® VIP Growth Portfolio - Initial Class	31,896	108,399	(76,503)	52,632	138,590	(85,958)
Fidelity® VIP High Income Portfolio - Initial Class	110,315	111,434	(1,119)	96,288	97,259	(971)
Fidelity® VIP Overseas Portfolio - Initial Class	19,900	61,017	(41,117)	64,538	91,282	(26,744)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	68,109	320,241	(252,132)	121,553	287,708	(166,155)
Fidelity® VIP Index 500 Portfolio - Initial Class	18,628	89,253	(70,625)	18,102	56,980	(38,878)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1	2,633	(2,632)	—	1,549	(1,549)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	29,566	41,258	(11,692)	16,197	34,128	(17,931)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	—	—	—	—	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	7,303	19,969	(12,666)	10,904	22,370	(11,466)
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	582,603	582,501	102	544,102	549,858	(5,756)
Oppenheimer Global Fund/VA	—	6	(6)	—	1,164	(1,164)
Oppenheimer Main Street Fund®/VA	200,603	202,831	(2,228)	168,208	170,025	(1,817)
Oppenheimer Main Street Small Cap Fund®/VA	3,928	28,816	(24,888)	28,395	18,897	9,498
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	23,972	38,780	(14,808)	25,885	53,923	(28,038)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	17,537	39,973	(22,436)	80,015	73,484	6,531
Pioneer High Yield VCT Portfolio - Class I	8,214	12,250	(4,036)	7,223	39,758	(32,535)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,108,093	6,462,561	(354,468)	7,491,145	7,789,051	(297,906)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	5,086,415	5,578,706	(492,291)	4,953,604	5,133,588	(179,984)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A	26,767	4,371	22,396	42	3,077	(3,035)
Voya Global Perspectives® Portfolio - Class I	9,412	6,427	2,985	3,706	4,650	(944)
Voya High Yield Portfolio - Service Class	37,015	47,128	(10,113)	24,186	74,019	(49,833)
Voya Large Cap Growth Portfolio - Institutional Class	2,810,978	3,589,084	(778,106)	4,304,083	4,992,340	(688,257)
Voya Large Cap Value Portfolio - Institutional Class	29,786	109,840	(80,054)	47,824	181,438	(133,614)
Voya Large Cap Value Portfolio - Service Class	7,313	29,642	(22,329)	106,600	20,034	86,566
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	3,609,602	3,676,278	(66,676)	4,618,191	4,684,872	(66,681)
Voya Retirement Conservative Portfolio - Adviser Class	54,166	50,346	3,820	81,915	116,438	(34,523)
Voya Retirement Growth Portfolio - Adviser Class	1,390	19,053	(17,663)	15,716	35,712	(19,996)
Voya Retirement Moderate Growth Portfolio - Adviser Class	19,296	27,793	(8,497)	19,861	43,700	(23,839)
Voya Retirement Moderate Portfolio - Adviser Class	2,219	59,606	(57,387)	15,622	72,864	(57,242)
Voya U.S. Stock Index Portfolio - Service Class	8	835	(827)	28	109	(81)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	8,227	12,572	(4,345)	897	860	37
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	42,191	35,810	6,381	61,019	85,036	(24,017)
VY® Clarion Global Real Estate Portfolio - Institutional Class	17,560	27,448	(9,888)	20,607	37,544	(16,937)
VY® Clarion Global Real Estate Portfolio - Service Class	9,685	13,686	(4,001)	11,891	24,999	(13,108)
VY® Clarion Real Estate Portfolio - Service Class	65,660	65,204	456	73,902	103,823	(29,921)
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	1,284,488	1,360,563	(76,075)	1,499,768	1,639,703	(139,935)
VY® FMR® Diversified Mid Cap Portfolio - Service Class	11,835	18,123	(6,288)	9,255	35,231	(25,976)
VY® Franklin Income Portfolio - Service Class	29,782	68,352	(38,570)	32,356	83,036	(50,680)
VY® Invesco Growth and Income Portfolio - Service Class	19,534	21,544	(2,010)	12,742	14,446	(1,704)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	7,719	26,640	(18,921)	11,245	37,094	(25,849)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	106,474	144,137	(37,663)	93,811	124,745	(30,934)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	15,344	46,076	(30,732)	23,314	33,300	(9,986)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	6,841	10,015	(3,174)	12,774	14,205	(1,431)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	389,260	279,518	109,742	316,194	227,895	88,299
VY® T. Rowe Price Equity Income Portfolio - Service Class	57,960	79,015	(21,055)	21,097	44,998	(23,901)
VY® T. Rowe Price International Stock Portfolio - Service Class	20,745	38,532	(17,787)	20,831	38,110	(17,279)
VY® Templeton Global Growth Portfolio - Service Class	1,183	1,998	(815)	1,738	7,491	(5,753)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	23,389,456	23,718,868	(329,412)	22,327,389	22,792,603	(465,214)
Voya Government Money Market Portfolio - Class S	103,502	103,714	(212)	46	92	(46)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	1,474,390	1,604,807	(130,417)	2,639,678	2,928,988	(289,310)
Voya Global Bond Portfolio - Service Class	347,637	351,148	(3,511)	66,328	66,996	(668)
Voya Solution 2025 Portfolio - Service Class	57,305	32,709	24,596	47,795	53,749	(5,954)
Voya Solution 2035 Portfolio - Service Class	71,864	86,959	(15,095)	109,339	96,027	13,312
Voya Solution 2045 Portfolio - Service Class	102,228	24,193	78,035	72,998	13,769	59,229
Voya Solution Income Portfolio - Service Class	19,699	53,573	(33,874)	216,275	65,173	151,102
Voya Solution Moderately Aggressive Portfolio - Service Class	31	3,762	(3,731)	19,910	119	19,791
VY® American Century Small-Mid Cap Value Portfolio - Service Class	55,309	71,021	(15,712)	11,640	21,835	(10,195)
VY® Baron Growth Portfolio - Service Class	12,501	72,106	(59,605)	18,631	67,039	(48,408)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® Columbia Contrarian Core Portfolio - Service Class	6,179	53,633	(47,454)	18,975	33,925	(14,950)
VY® Columbia Small Cap Value II Portfolio - Service Class	9,327	27,003	(17,676)	11,400	5,670	5,730
VY® Invesco Comstock Portfolio - Service Class	3,610	28,951	(25,341)	5,171	20,225	(15,054)
VY® Invesco Equity and Income Portfolio - Initial Class	58,831	601,766	(542,935)	79,699	625,348	(545,649)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	14,876	24,008	(9,132)	14,783	24,973	(10,190)
VY® Oppenheimer Global Portfolio - Initial Class	2,006,247	2,495,390	(489,143)	2,146,848	2,521,962	(375,114)
VY® Pioneer High Yield Portfolio - Initial Class	7,014,190	7,074,577	(60,387)	4,724,576	4,847,717	(123,141)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	67,647	309,968	(242,321)	113,892	298,573	(184,681)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	2,267,171	2,476,289	(209,118)	2,509,166	2,517,459	(8,293)
VY® Templeton Foreign Equity Portfolio - Initial Class	1,078,609	1,325,829	(247,220)	1,954,685	2,091,201	(136,516)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,541,273	1,587,725	(46,452)	1,528,432	1,545,929	(17,497)
Voya Strategic Allocation Growth Portfolio - Class I	979,872	1,096,160	(116,288)	835,253	843,919	(8,666)
Voya Strategic Allocation Moderate Portfolio - Class I	1,705,624	1,727,561	(21,937)	2,075,085	2,154,460	(79,375)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	892,306	899,205	(6,899)	1,500,322	1,515,714	(15,392)
Voya Growth and Income Portfolio - Class I	9,477,830	10,306,752	(828,922)	10,235,246	11,304,825	(1,069,579)
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	16,118	11,976	4,142	8,914	5,226	3,688
Voya Euro STOXX 50® Index Portfolio - Class I	4,379	4,502	(123)	303	273	30
Voya Global Equity Portfolio - Class I	14,084	76,043	(61,959)	377,868	89,880	287,988
Voya Global Equity Portfolio - Class S	334	17,732	(17,398)	133,540	14,932	118,608
Voya Index Plus LargeCap Portfolio - Class I	8,734,642	9,080,648	(346,006)	9,874,537	10,173,141	(298,604)
Voya Index Plus MidCap Portfolio - Class I	31,444	66,459	(35,015)	39,735	75,522	(35,787)
Voya Index Plus SmallCap Portfolio - Class I	29,500	44,042	(14,542)	20,082	39,420	(19,338)
Voya International Index Portfolio - Class I	1,018,681	1,113,903	(95,222)	2,328,995	2,382,591	(53,596)
Voya International Index Portfolio - Class S	1,436	174	1,262	156	6,875	(6,719)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	570,129	702,628	(132,499)	857,408	981,978	(124,570)
Voya Russell™ Large Cap Index Portfolio - Class I	2,986,272	3,054,564	(68,292)	3,148,732	3,208,074	(59,342)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Value Index Portfolio - Class I	119,003	480,726	(361,723)	2,781,040	177,355	2,603,685
Voya Russell™ Large Cap Value Index Portfolio - Class S	2,374	16,895	(14,521)	2,771	22,519	(19,748)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	2,009	8,436	(6,427)	1,950	20,186	(18,236)
Voya Russell™ Mid Cap Index Portfolio - Class I	17,226	22,040	(4,814)	22,354	25,776	(3,422)
Voya Russell™ Small Cap Index Portfolio - Class I	8,638	27,661	(19,023)	18,820	18,165	655
Voya Small Company Portfolio - Class I	1,024,875	1,107,846	(82,971)	1,523,666	1,612,360	(88,694)
Voya U.S. Bond Index Portfolio - Class I	66,220	66,790	(570)	26,929	40,576	(13,647)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	25,393	75,452	(50,059)	32,981	62,191	(29,210)
Voya MidCap Opportunities Portfolio - Class S	19,717	19,976	(259)	16,645	16,937	(292)
Voya SmallCap Opportunities Portfolio - Class I	37,051	28,052	8,999	32,364	7,624	24,740
Voya SmallCap Opportunities Portfolio - Class S	22,264	11,353	10,911	18,029	43,984	(25,955)
Wanger Advisors Trust:
Wanger International	40,295	45,039	(4,744)	21,588	41,104	(19,516)
Wanger Select	12,514	32,467	(19,953)	20,608	52,467	(31,859)
Wanger USA	7,681	11,692	(4,011)	10,228	9,469	759

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2016, 2015,
2014, 2013, and 2012, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I Shares
2016		18	$15.21	to	$59.01	$886	—	0.10%	to	1.50%	1.00%	to	2.16%
2015		19	$15.06	to	$57.76	$928	—	0.10%	to	1.25%	3.70%	to	4.90%
2014		19	$14.52	to	$55.06	$906	—	0.10%	to	1.25%	7.08%	to	7.67%
2013		19	$13.56	to	$50.53	$791	0.40%	0.70%	to	1.25%	38.37%	to	39.16%
2012	4/27/2012	22	$9.80	to	$36.08	$693	(a)	0.70%	to	1.25%		(a)
Invesco V.I. Core Equity Fund - Series I Shares
2016		89	$14.75	to	$24.63	$1,489	0.77%	0.10%	to	1.50%	8.62%	to	10.16%
2015		88	$13.58	to	$22.55	$1,370	1.11%	0.10%	to	1.50%	-7.18%	to	-5.88%
2014		101	$14.63	to	$24.16	$1,700	0.85%	0.10%	to	1.50%	6.55%	to	7.76%
2013		118	$13.73	to	$22.56	$1,831	1.41%	0.35%	to	1.50%	27.37%	to	28.82%
2012		118	$10.78	to	$17.62	$1,426	0.96%	0.35%	to	1.50%	12.17%	to	13.44%
Growth Fund - Class 2
2016		8	$12.43	to	$12.82	$100	0.56%	0.10%	to	1.25%	8.09%	to	9.39%
2015		11	$11.50	to	$11.72	$134	0.89%	0.10%	to	1.25%	5.50%	to	6.74%
2014	12/29/2014	8	$10.90	to	$10.98	$90	(b)	0.10%	to	1.25%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Growth-Income Fund - Class 2
2016		3		$26.54		$88	1.20%		0.10%			11.42%
2015		5		$23.82		$118	1.63%		0.10%			1.36%
2014		5		$23.50		$128	—		0.10%			—
2013		5		$20.54		$96	1.96%		0.75%			32.52%
2012		—		$15.50		$6	—		0.75%			16.54%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
International Fund - Class 2
2016		3		$16.72		$54	1.79%		0.10%			3.47%
2015		2		$16.16		$40	2.82%		0.10%			-4.66%
2014		2		$16.95		$31	—		0.10%			—
2013		1		$16.83		$22	—		0.75%			20.73%
2012		1		$13.94		$9	—		0.75%			17.04%
Calvert VP SRI Balanced Portfolio
2016		70	$15.68	to	$37.30	$1,605	2.26%	0.10%	to	1.50%	6.24%	to	7.80%
2015		56	$14.64	to	$34.84	$983	0.09%	0.10%	to	1.50%	-3.65%	to	-2.29%
2014		68	$15.07	to	$35.89	$1,232	1.75%	0.10%	to	1.50%	7.98%	to	8.81%
2013		48	$13.85	to	$33.00	$936	1.00%	0.70%	to	1.50%	16.35%	to	17.17%
2012		47	$11.82	to	$28.17	$871	1.16%	0.70%	to	1.40%	8.99%	to	9.75%
Federated Fund for U.S. Government Securities II - Primary Shares
2016		9		$19.85		$188	3.51%		1.40%			0.20%
2015		30		$19.81		$589	2.79%		1.40%			-0.90%
2014		35		$19.99		$701	2.84%		1.40%			3.15%
2013		40		$19.38		$779	3.50%		1.40%			-3.44%
2012		46		$20.07		$933	3.98%		1.40%			1.57%
Federated Government Money Fund II - Service Shares
2016		44	$9.18	to	$12.26	$537	—	1.25%	to	1.40%	-1.37%	to	-1.29%
2015		70	$9.30	to	$12.43	$873	—	1.25%	to	1.40%	-1.43%	to	-1.17%
2014		79	$9.41	to	$12.61	$998	—	1.25%	to	1.40%	-1.41%	to	-1.26%
2013		85	$9.53	to	$12.79	$1,080	—	1.25%	to	1.40%	-1.39%	to	-1.24%
2012		86	$9.65	to	$12.97	$1,113	—	1.25%	to	1.40%	-1.37%	to	-1.33%
Federated High Income Bond Fund II - Primary Shares
2016		65	$10.74	to	$34.93	$1,822	7.69%	0.10%	to	1.40%	13.22%	to	14.02%
2015		108	$9.44	to	$30.81	$3,031	6.03%	0.70%	to	1.50%	-3.97%	to	-3.76%
2014		120	$9.83	to	$32.02	$3,632	6.08%	1.25%	to	1.50%	1.27%	to	1.39%
2013		127	$30.71	to	$31.58	$3,906	6.90%	1.25%	to	1.40%	5.50%	to	5.65%
2012		137	$29.11	to	$29.89	$4,002	7.61%	1.25%	to	1.40%	13.05%	to	13.26%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Federated Kaufmann Fund II - Primary Shares
2016		58		$19.34		$1,119	—		1.40%			2.22%
2015		67		$18.92		$1,260	—		1.40%			4.88%
2014		96		$18.04		$1,734	—		1.40%			8.15%
2013		116		$16.68		$1,940	—		1.40%			38.19%
2012		130		$12.07		$1,565	—		1.40%			15.61%
Federated Managed Tail Risk Fund II - Primary Shares
2016		184	$10.81	to	$11.61	$2,137	1.77%	1.25%	to	1.40%	-5.38%	to	-5.26%
2015		222	$11.41	to	$12.27	$2,722	1.79%	1.25%	to	1.40%	-7.74%	to	-7.61%
2014		282	$12.35	to	$13.30	$3,751	1.77%	1.25%	to	1.40%	-2.35%	to	-2.22%
2013		354	$12.63	to	$13.62	$4,813	1.03%	1.25%	to	1.40%	14.84%	to	15.03%
2012		396	$10.98	to	$11.86	$4,688	0.58%	1.25%	to	1.40%	8.61%	to	8.82%
Federated Managed Volatility Fund II
2016		71	$25.59	to	$26.43	$1,816	4.80%	1.25%	to	1.40%	6.18%	to	6.32%
2015		86	$24.10	to	$24.86	$2,066	4.54%	1.25%	to	1.40%	-8.85%	to	-8.70%
2014		99	$26.44	to	$27.23	$2,607	3.29%	1.25%	to	1.40%	2.44%	to	2.60%
2013		113	$25.81	to	$26.54	$2,920	2.94%	1.25%	to	1.40%	20.05%	to	20.25%
2012		130	$21.50	to	$22.07	$2,788	3.08%	1.25%	to	1.40%	11.92%	to	12.09%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2016		360	$18.23	to	$42.38	$10,017	2.06%	0.10%	to	1.50%	16.25%	to	17.92%
2015		468	$15.56	to	$36.18	$11,270	1.27%	0.10%	to	1.50%	-5.39%	to	-4.11%
2014		2,027	$16.31	to	$40.39	$53,810	2.71%	0.10%	to	1.75%	6.78%	to	8.35%
2013		2,355	$15.11	to	$37.68	$58,115	2.50%	0.35%	to	1.75%	25.92%	to	27.71%
2012		2,416	$11.88	to	$29.82	$51,415	3.00%	0.35%	to	1.75%	15.25%	to	16.81%
Fidelity® VIP Growth Portfolio - Initial Class
2016		432	$17.81	to	$37.36	$10,441	0.04%	0.10%	to	1.50%	-0.71%	to	0.70%
2015		509	$17.79	to	$37.34	$12,603	0.25%	0.10%	to	1.50%	5.60%	to	7.04%
2014		595	$16.72	to	$35.11	$13,536	0.20%	0.10%	to	1.50%	9.65%	to	10.93%
2013		557	$15.13	to	$31.78	$11,910	0.29%	0.35%	to	1.50%	34.31%	to	35.85%
2012		457	$11.17	to	$23.48	$9,570	0.62%	0.35%	to	1.50%	12.96%	to	14.26%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP High Income Portfolio - Initial Class
2016		9	$16.54	to	$19.81	$165	5.17%	0.80%	to	1.25%	13.21%	to	13.72%
2015		11	$14.61	to	$17.42	$163	6.84%	0.80%	to	1.25%	-4.82%	to	-4.39%
2014		12	$15.35	to	$18.22	$188	5.49%	0.80%	to	1.25%	-0.13%	to	0.33%
2013		13	$15.37	to	$18.16	$213	5.32%	0.80%	to	1.25%	4.63%	to	5.09%
2012		15	$14.69	to	$17.28	$238	5.65%	0.80%	to	1.25%	12.83%	to	13.31%
Fidelity® VIP Overseas Portfolio - Initial Class
2016		162	$10.53	to	$22.58	$2,353	1.29%	0.10%	to	1.50%	-6.47%	to	-5.20%
2015		204	$11.17	to	$23.97	$3,092	1.30%	0.10%	to	1.50%	2.07%	to	3.53%
2014		230	$10.85	to	$23.30	$3,390	1.29%	0.10%	to	1.50%	-9.42%	to	-8.40%
2013		260	$11.89	to	$25.54	$4,196	1.33%	0.35%	to	1.50%	28.51%	to	29.95%
2012		202	$9.18	to	$19.73	$3,599	1.90%	0.35%	to	1.50%	18.89%	to	20.33%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2016		1,041	$18.80	to	$61.00	$32,434	0.72%	0.10%	to	1.50%	6.41%	to	7.93%
2015		1,293	$17.53	to	$56.91	$38,170	1.03%	0.10%	to	1.50%	-0.83%	to	0.55%
2014		1,459	$17.53	to	$56.95	$42,294	0.91%	0.10%	to	1.50%	10.28%	to	11.54%
2013		1,581	$15.77	to	$51.26	$44,181	0.59%	0.35%	to	1.50%	29.34%	to	30.84%
2012		3,713	$12.10	to	$39.34	$103,676	1.34%	0.35%	to	1.90%	14.18%	to	16.01%
Fidelity® VIP Index 500 Portfolio - Initial Class
2016		425	$37.84	to	$44.21	$18,448	1.37%	1.25%	to	1.40%	10.30%	to	10.48%
2015		496	$34.25	to	$40.08	$19,508	1.98%	1.25%	to	1.40%	-0.10%	to	0.06%
2014		534	$34.23	to	$40.12	$21,031	1.53%	1.25%	to	1.40%	12.00%	to	12.16%
2013		633	$30.52	to	$35.82	$22,227	1.87%	1.25%	to	1.40%	30.40%	to	30.59%
2012		704	$23.37	to	$27.47	$18,967	2.09%	1.25%	to	1.40%	14.27%	to	14.45%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2016		19		$23.09		$446	2.27%		1.40%			3.26%
2015		22		$22.36		$491	2.53%		1.40%			-1.97%
2014		24		$22.81		$536	2.15%		1.40%			4.35%
2013		27		$21.86		$582	2.17%		1.40%			-3.15%
2012		31		$22.57		$708	2.35%		1.40%			4.39%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value VIP Fund - Class 2
2016		96	$20.75	to	$35.47	$2,745	0.81%	0.10%	to	1.50%	28.26%	to	30.05%
2015		107	$16.05	to	$27.45	$2,294	0.60%	0.10%	to	1.50%	-8.78%	to	-7.46%
2014		125	$17.45	to	$29.86	$2,999	0.59%	0.10%	to	1.50%	-0.92%	to	-0.11%
2013		133	$17.47	to	$29.92	$3,461	1.34%	0.70%	to	1.50%	34.24%	to	35.26%
2012		126	$12.92	to	$22.12	$2,681	0.77%	0.70%	to	1.50%	16.60%	to	17.56%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2016		—		$18.47		$9	2.19%		1.00%			3.59%
2015		—		$17.83		$8	—		1.00%			-0.39%
2014		—		$17.90		$8	—		1.00%			7.44%
2013		—		$16.66		$8	—		1.00%			—
2012		—		$43.50		$7	—		0.75%			12.78%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2016		79	$19.39	to	$24.59	$1,735	0.47%	0.10%	to	1.50%	14.66%	to	16.28%
2015		92	$16.77	to	$24.42	$1,746	0.58%	0.10%	to	1.50%	-5.21%	to	-3.87%
2014		103	$17.55	to	$25.62	$2,038	0.44%	0.10%	to	1.50%	9.87%	to	11.11%
2013		111	$15.85	to	$23.19	$2,031	0.41%	0.35%	to	1.50%	28.34%	to	29.91%
2012		126	$12.25	to	$17.97	$1,878	0.61%	0.35%	to	1.50%	12.88%	to	14.09%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2016		7	$15.53	to	$20.15	$115	—	0.80%	to	1.25%	1.04%	to	1.51%
2015		7	$15.37	to	$19.85	$114	—	0.80%	to	1.25%	5.27%	to	5.75%
2014		12	$14.60	to	$18.77	$193	—	0.80%	to	1.25%	4.51%	to	4.98%
2013		29	$13.97	to	$17.88	$426	—	0.80%	to	1.25%	34.20%	to	34.84%
2012		13	$10.41	to	$13.26	$145	—	0.80%	to	1.25%	15.03%	to	15.51%
Oppenheimer Global Fund/VA
2016		—		$16.49		$5	1.00%		1.00%			-0.90%
2015		—		$16.64		$5	—		1.00%			2.91%
2014		1		$16.17		$23	—		1.00%			1.25%
2013		1		$15.97		$23	—		1.00%			—
2012		1		$27.14		$19	—		0.75%			20.35%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2016		16	$17.88	to	$21.81	$302	1.11%	0.80%	to	1.25%	10.23%	to	10.71%
2015		18	$16.22	to	$19.70	$314	0.92%	0.80%	to	1.25%	2.01%	to	2.55%
2014		20	$15.90	to	$19.21	$338	0.89%	0.80%	to	1.25%	9.35%	to	9.77%
2013		22	$14.54	to	$17.50	$337	0.96%	0.80%	to	1.25%	30.17%	to	30.69%
2012		24	$11.17	to	$13.39	$288	1.08%	0.80%	to	1.25%	15.39%	to	15.93%
Oppenheimer Main Street Small Cap Fund®/VA
2016		40	$22.21	to	$26.21	$996	0.43%	0.10%	to	1.25%	16.60%	to	17.92%
2015		65	$18.95	to	$22.37	$1,352	0.92%	0.10%	to	1.25%	-7.06%	to	-5.99%
2014		55	$20.28	to	$23.95	$1,251	0.79%	0.10%	to	1.50%	10.25%	to	11.18%
2013		50	$18.24	to	$21.55	$1033	1.00%	0.70%	to	1.50%	38.93%	to	39.98%
2012		50	$13.03	to	$15.40	$765	0.59%	0.70%	to	1.50%	16.23%	to	17.18%
PIMCO Real Return Portfolio - Administrative Class
2016		168	$12.62	to	$15.56	$2,374	2.29%	0.10%	to	1.25%	3.91%	to	5.12%
2015		183	$12.08	to	$14.91	$2,482	3.90%	0.10%	to	1.50%	-4.14%	to	-2.83%
2014		211	$12.51	to	$15.44	$3,002	1.49%	0.10%	to	1.50%	1.57%	to	2.37%
2013		255	$12.22	to	$15.09	$3,588	1.07%	0.70%	to	1.50%	-10.58%	to	-9.82%
2012		562	$13.55	to	$16.74	$9,299	1.07%	0.70%	to	1.50%	7.10%	to	7.97%
Pioneer Emerging Markets VCT Portfolio - Class I
2016		73	$6.37	to	$6.78	$479	0.52%	0.10%	to	1.25%	5.12%	to	6.27%
2015		95	$6.06	to	$6.38	$595	4.79%	0.10%	to	1.25%	-16.41%	to	-15.50%
2014		89	$7.22	to	$7.55	$658	0.59%	0.10%	to	1.25%	-13.69%	to	-13.13%
2013		120	$8.32	to	$8.68	$1,028	0.78%	0.70%	to	1.25%	-3.23%	to	-2.58%
2012		172	$8.54	to	$8.93	$1,525	0.63%	0.70%	to	1.25%	10.57%	to	11.21%
Pioneer High Yield VCT Portfolio - Class I
2016		33	$16.89	to	$19.63	$581	5.13%	0.10%	to	1.50%	12.48%	to	14.12%
2015		37	$14.89	to	$17.32	$584	4.72%	0.10%	to	1.50%	-5.37%	to	-4.05%
2014		69	$15.61	to	$18.16	$1,154	5.26%	0.10%	to	1.50%	-1.41%	to	-0.57%
2013		37	$15.70	to	$18.28	$634	5.55%	0.70%	to	1.50%	10.38%	to	11.27%
2012		35	$14.11	to	$16.44	$556	9.87%	0.70%	to	1.50%	14.40%	to	15.21%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Portfolio - Class I
2016		1,712	$12.91	to	$53.52	$54,205	1.78%	0.10%	to	2.25%	5.47%	to	7.68%
2015		2,066	$12.24	to	$50.11	$58,918	1.99%	0.10%	to	2.25%	-4.08%	to	-1.92%
2014		2,364	$12.76	to	$51.54	$68,867	1.64%	0.10%	to	2.25%	3.82%	to	5.46%
2013		2,686	$12.29	to	$48.98	$74,157	2.12%	0.35%	to	2.25%	14.11%	to	16.24%
2012		2,537	$10.77	to	$42.36	$67,751	3.12%	0.35%	to	2.25%	11.15%	to	13.23%
Voya Intermediate Bond Portfolio - Class I
2016		4,164	$14.31	to	$111.36	$91,044	2.32%	0.10%	to	2.25%	1.98%	to	4.20%
2015		4,656	$13.81	to	$107.92	$98,386	3.45%	0.10%	to	2.25%	-1.63%	to	0.48%
2014		4,837	$13.83	to	$108.47	$103,349	3.22%	0.10%	to	2.25%	4.32%	to	6.30%
2013		5,191	$13.05	to	$102.81	$105,513	3.30%	0.35%	to	2.25%	-2.36%	to	-0.45%
2012		5,306	$13.16	to	$104.07	$114,638	4.71%	0.35%	to	2.25%	6.97%	to	8.94%
Voya Global Perspectives® Portfolio - Class A
2016		37	$10.41	to	$10.55	$385	3.35%	0.95%	to	1.40%	4.94%	to	5.50%
2015		14	$9.92	to	$10.00	$143	2.46%	0.95%	to	1.40%	-4.98%	to	-4.58%
2014	2/28/2014	17	$10.44	to	$10.48	$182	(b)	0.95%	to	1.40%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Perspectives® Portfolio - Class I
2016		7	$10.21	to	$10.53	$76	2.84%	0.10%	to	1.25%		6.69%
2015		4		$9.87		$42	2.11%		0.10%			-3.42%
2014	11/3/2014	5	$10.13	to	$10.22	$53	(b)	0.10%	to	1.50%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya High Yield Portfolio - Service Class
2016		191	$18.45	to	$20.50	$3,679	6.41%	0.10%	to	1.40%	12.99%	to	14.50%
2015		201	$16.21	to	$18.03	$3,420	5.41%	0.10%	to	1.40%	-3.38%	to	-2.13%
2014		250	$16.66	to	$18.53	$4,416	6.35%	0.10%	to	1.40%	-0.23%	to	0.48%
2013		250	$16.58	to	$18.46	$4,441	5.97%	0.70%	to	1.40%	4.11%	to	4.87%
2012		291	$15.81	to	$17.61	$4,999	6.32%	0.70%	to	1.50%	12.30%	to	13.25%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2016		4,413	$18.51	to	$28.70	$110,998	0.55%	0.10%	to	1.90%	1.99%	to	3.85%
2015		5,191	$18.07	to	$27.87	$127,018	0.56%	0.10%	to	1.90%	4.36%	to	6.27%
2014		5,880	$17.24	to	$26.45	$137,277	0.43%	0.10%	to	1.90%	11.48%	to	13.20%
2013		5,464	$15.41	to	$23.50	$115,292	0.76%	0.35%	to	1.90%	28.67%	to	30.56%
2012		2,369	$11.94	to	$18.12	$37,320	0.49%	0.35%	to	1.75%	16.02%	to	17.69%
Voya Large Cap Value Portfolio - Institutional Class
2016		495	$13.87	to	$19.28	$7,923	2.29%	0.10%	to	1.50%	12.22%	to	13.75%
2015		575	$12.36	to	$16.95	$8,185	1.74%	0.10%	to	1.50%	-5.86%	to	-4.56%
2014		709	$13.13	to	$17.76	$10,688	2.16%	0.10%	to	1.50%	8.42%	to	9.69%
2013		571	$12.11	to	$16.05	$7,884	2.04%	0.35%	to	1.50%	28.97%	to	30.46%
2012		532	$9.39	to	$12.18	$5,325	2.48%	0.35%	to	1.50%	13.00%	to	14.26%
Voya Large Cap Value Portfolio - Service Class
2016		152	$16.63	to	$17.09	$2,561	2.08%	0.95%	to	1.40%	11.99%	to	12.51%
2015		174	$14.59	to	$15.19	$2,617	2.14%	0.95%	to	1.75%	-6.35%	to	-5.53%
2014		88	$15.80	to	$16.08	$1,401	1.60%	0.95%	to	1.40%	8.22%	to	8.65%
2013		134	$14.60	to	$14.80	$1,976	1.76%	0.95%	to	1.40%	28.86%	to	29.37%
2012		86	$11.33	to	$11.44	$978	2.41%	0.95%	to	1.40%	12.74%	to	13.27%
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2016		367	$16.21	to	$20.00	$7,064	2.12%	0.10%	to	2.25%	6.36%	to	8.66%
2015		433	$15.24	to	$18.56	$7,762	0.96%	0.10%	to	2.25%	-2.56%	to	-0.41%
2014		500	$15.18	to	$18.80	$9,091	1.21%	0.10%	to	2.25%	12.76%	to	14.41%
2013		580	$13.62	to	$16.46	$9,272	0.96%	0.75%	to	2.25%	27.72%	to	29.79%
2012		613	$10.56	to	$12.72	$7,594	1.53%	0.75%	to	2.25%	8.06%	to	9.65%
Voya Retirement Conservative Portfolio - Adviser Class
2016		228	$11.56	to	$11.90	$2,671	1.46%	0.95%	to	1.45%	3.12%	to	3.66%
2015		224	$11.21	to	$11.48	$2,542	1.55%	0.95%	to	1.45%	-2.26%	to	-1.71%
2014		258	$11.49	to	$11.68	$2,993	2.87%	0.95%	to	1.40%	4.45%	to	4.85%
2013		316	$11.00	to	$11.14	$3,496	3.65%	0.95%	to	1.40%	2.90%	to	3.44%
2012		185	$10.69	to	$10.77	$1,983	2.90%	0.95%	to	1.40%	6.37%	to	6.85%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Growth Portfolio - Adviser Class
2016		291	$12.72	to	$14.36	$4,078	2.18%	0.95%	to	1.40%	5.82%	to	6.29%
2015		309	$12.02	to	$13.51	$4,082	1.73%	0.95%	to	1.40%	-3.46%	to	-2.95%
2014		329	$12.44	to	$13.92	$4,491	1.51%	0.95%	to	1.40%	3.84%	to	4.27%
2013		395	$11.98	to	$13.35	$5,195	1.97%	0.95%	to	1.40%	16.98%	to	17.52%
2012		404	$10.24	to	$11.36	$4,536	2.35%	0.95%	to	1.40%	11.34%	to	11.92%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2016		237	$12.55	to	$14.37	$3,289	2.13%	0.95%	to	1.45%	5.30%	to	5.82%
2015		245	$11.91	to	$13.58	$3,257	1.56%	0.95%	to	1.45%	-3.02%	to	-2.58%
2014		269	$12.28	to	$13.94	$3,679	1.65%	0.95%	to	1.40%	4.21%	to	4.73%
2013		331	$11.78	to	$13.31	$4,340	2.12%	0.95%	to	1.40%	14.04%	to	14.64%
2012		394	$10.33	to	$11.61	$4,529	2.78%	0.95%	to	1.40%	10.10%	to	10.47%
Voya Retirement Moderate Portfolio - Adviser Class
2016		283	$11.95	to	$13.73	$3,805	1.93%	0.95%	to	1.40%	4.24%	to	4.81%
2015		341	$11.46	to	$13.10	$4,363	0.85%	0.95%	to	1.40%	-2.96%	to	-2.53%
2014		398	$11.81	to	$13.44	$5,251	2.90%	0.95%	to	1.40%	3.72%	to	4.27%
2013		453	$11.38	to	$12.89	$5,774	2.71%	0.95%	to	1.40%	8.48%	to	8.96%
2012		428	$10.49	to	$11.83	$5,002	3.18%	0.95%	to	1.40%	8.70%	to	9.23%
Voya U.S. Stock Index Portfolio - Service Class
2016		4		$21.91		$77	1.67%		0.75%			10.49%
2015		4		$19.83		$86	1.16%		0.75%			0.15%
2014		4		$19.80		$87	1.18%		0.75%			12.24%
2013		5		$17.64		$82	1.32%		0.75%			30.76%
2012		5		$13.49		$70	1.57%		0.75%			14.61%
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
2016		24		$11.59		$275	—		0.75%			3.21%
2015		28		$11.23		$315	1.25%		0.75%			-3.11%
2014		28		$11.59		$325	1.54%		0.75%			2.02%
2013		29		$11.36		$325	—		0.75%			-9.19%
2012		29		$12.51		$365	0.87%		0.75%			5.93%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2016		197	$9.99	to	$10.25	$1,983	—	0.95%	to	1.40%	2.25%	to	2.71%
2015		190	$9.77	to	$9.98	$1,874	1.28%	0.95%	to	1.40%	-4.03%	to	-3.57%
2014		214	$10.18	to	$10.35	$2,195	1.28%	0.95%	to	1.40%	1.09%	to	1.57%
2013		277	$10.07	to	$10.19	$2,803	—	0.95%	to	1.40%	-9.93%	to	-9.58%
2012		492	$11.18	to	$11.27	$5,523	0.61%	0.95%	to	1.40%	4.88%	to	5.33%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2016		129	$13.30	to	$14.72	$1,795	1.36%	0.10%	to	1.25%	-0.37%	to	0.82%
2015		139	$13.35	to	$14.60	$1,926	3.00%	0.10%	to	1.25%	-2.63%	to	-1.55%
2014		156	$13.71	to	$14.83	$2,211	1.34%	0.10%	to	1.25%	12.65%	to	13.32%
2013		146	$12.17	to	$12.54	$1,815	5.80%	0.70%	to	1.25%	2.61%	to	3.21%
2012		158	$11.73	to	$12.15	$1,906	0.74%	0.70%	to	1.50%	24.26%	to	25.26%
VY® Clarion Global Real Estate Portfolio - Service Class
2016		50	$13.86	to	$14.55	$714	1.17%	0.95%	to	1.40%	-0.79%	to	-0.34%
2015		54	$13.97	to	$14.60	$774	3.06%	0.95%	to	1.40%	-3.05%	to	-2.60%
2014		67	$14.41	to	$14.99	$988	1.13%	0.95%	to	1.40%	12.31%	to	12.79%
2013		86	$12.83	to	$13.29	$1,129	5.39%	0.95%	to	1.40%	2.23%	to	2.70%
2012		89	$12.55	to	$12.94	$1,133	0.60%	0.95%	to	1.40%	23.89%	to	24.42%
VY® Clarion Real Estate Portfolio - Service Class
2016		226	$17.18	to	$20.12	$4,327	1.49%	0.10%	to	1.25%	2.94%	to	4.14%
2015		225	$16.29	to	$19.32	$4,168	1.24%	0.10%	to	1.50%	1.43%	to	2.82%
2014		255	$16.06	to	$18.79	$4,564	1.16%	0.10%	to	1.50%	28.20%	to	28.98%
2013		202	$12.80	to	$14.39	$2,704	1.36%	0.70%	to	1.25%	0.79%	to	1.31%
2012		233	$12.49	to	$13.76	$3,041	0.98%	0.70%	to	1.50%	13.86%	to	14.76%
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class
2016		585	$17.68	to	$18.56	$10,535	0.78%	0.95%	to	1.40%	10.50%	to	11.00%
2015		662	$16.00	to	$16.72	$10,760	0.39%	0.95%	to	1.40%	-2.79%	to	-2.34%
2014		802	$16.39	to	$17.12	$13,380	0.41%	0.95%	to	1.45%	4.73%	to	5.22%
2013		965	$15.65	to	$16.27	$15,358	0.71%	0.95%	to	1.45%	34.45%	to	35.13%
2012		1,072	$11.41	to	$12.04	$12,661	0.86%	0.95%	to	1.75%	12.97%	to	13.80%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR® Diversified Mid Cap Portfolio - Service Class
2016		65	$18.30	to	$24.63	$1,433	0.56%	0.10%	to	1.50%	10.10%	to	11.66%
2015		71	$16.48	to	$22.20	$1,426	0.12%	0.10%	to	1.50%	-3.12%	to	-1.70%
2014		97	$16.88	to	$22.74	$1,968	0.23%	0.10%	to	1.50%	4.44%	to	5.30%
2013		122	$16.03	to	$21.61	$2,426	0.50%	0.70%	to	1.50%	34.02%	to	35.05%
2012		99	$11.87	to	$16.01	$1,551	0.66%	0.70%	to	1.50%	12.93%	to	13.81%
VY® Franklin Income Portfolio - Service Class
2016		342	$13.02	to	$16.24	$5,178	6.48%	0.95%	to	1.40%	14.01%	to	14.61%
2015		381	$11.42	to	$14.17	$5,050	4.70%	0.95%	to	1.40%	-7.69%	to	-7.26%
2014		432	$12.37	to	$15.28	$6,191	3.74%	0.95%	to	1.75%	3.19%	to	4.02%
2013		431	$11.95	to	$14.69	$6,040	5.17%	0.95%	to	1.75%	12.64%	to	13.52%
2012		391	$10.57	to	$12.94	$4,905	5.65%	0.95%	to	1.75%	10.65%	to	11.55%
VY® Invesco Growth and Income Portfolio - Service Class
2016		54	$19.74	to	$22.07	$1,125	1.92%	0.10%	to	1.50%	18.18%	to	19.80%
2015		56	$16.58	to	$18.54	$978	3.27%	0.10%	to	1.50%	-4.41%	to	-3.06%
2014		58	$17.20	to	$19.24	$1,041	1.23%	0.10%	to	1.50%	8.48%	to	9.35%
2013		65	$15.73	to	$17.61	$1,080	1.55%	0.70%	to	1.50%	31.89%	to	32.97%
2012		56	$11.83	to	$13.25	$729	1.90%	0.70%	to	1.50%	12.91%	to	13.75%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2016		91	$16.09	to	$16.36	$1,475	1.57%	1.25%	to	1.40%	11.66%	to	11.83%
2015		110	$14.41	to	$14.63	$1,593	1.52%	1.25%	to	1.40%	-16.75%	to	-16.64%
2014		136	$17.31	to	$17.55	$2,362	0.90%	1.25%	to	1.40%	-0.29%	to	-0.11%
2013		294	$13.41	to	$17.57	$4,523	1.10%	0.95%	to	1.40%	-6.82%	to	-6.40%
2012		355	$14.39	to	$18.83	$5,881	—	0.95%	to	1.40%	17.66%	to	18.25%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2016		495	$10.10	to	$20.63	$6,373	1.15%	0.10%	to	1.50%	11.24%	to	12.90%
2015		532	$9.00	to	$18.40	$6,190	1.23%	0.10%	to	1.50%	-17.04%	to	-15.91%
2014		563	$10.77	to	$22.02	$7,745	1.04%	0.10%	to	1.50%	-0.58%	to	0.28%
2013		349	$10.74	to	$21.98	$6,281	0.79%	0.70%	to	1.50%	-7.12%	to	-6.45%
2012		335	$11.48	to	$23.50	$7,616	—	0.70%	to	1.50%	17.35%	to	18.35%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2016		110	$17.56	to	$28.33	$2,720	0.70%	0.95%	to	1.40%	20.19%	to	20.76%
2015		141	$14.61	to	$23.46	$2,711	0.51%	0.95%	to	1.40%	-4.82%	to	-4.36%
2014		150	$15.35	to	$24.53	$3,194	0.57%	0.95%	to	1.40%	7.07%	to	7.59%
2013		157	$14.33	to	$22.80	$3,107	0.94%	0.95%	to	1.75%	36.92%	to	38.01%
2012		148	$10.43	to	$16.52	$2,220	0.41%	0.95%	to	1.75%	16.87%	to	17.83%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2016		44	$23.20	to	$27.93	$1,130	0.46%	0.10%	to	1.25%	20.05%	to	21.49%
2015		47	$19.22	to	$23.14	$998	0.19%	0.10%	to	1.50%	-5.11%	to	-3.76%
2014		48	$20.09	to	$24.21	$1,091	0.33%	0.10%	to	1.50%	7.01%	to	7.61%
2013		35	$18.67	to	$22.51	$749	0.84%	0.70%	to	1.25%	37.17%	to	37.99%
2012		13	$13.53	to	$16.32	$207	—	0.70%	to	1.50%	17.24%	to	17.86%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2016		1,626	$15.94	to	$24.44	$33,131	1.39%	0.10%	to	1.50%	6.47%	to	7.90%
2015		1,516	$14.97	to	$22.79	$29,174	1.33%	0.10%	to	1.50%	3.65%	to	5.14%
2014		1,428	$14.43	to	$21.82	$26,434	1.35%	0.10%	to	1.50%	10.49%	to	11.35%
2013		1,301	$13.06	to	$19.60	$22,726	1.17%	0.70%	to	1.50%	20.31%	to	21.33%
2012		1,065	$10.84	to	$16.16	$15,801	1.69%	0.70%	to	1.50%	12.79%	to	13.77%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2016		274	$16.35	to	$26.86	$5,532	2.19%	0.10%	to	1.50%	17.01%	to	18.66%
2015		295	$13.96	to	$22.79	$5,095	2.04%	0.10%	to	1.50%	-8.28%	to	-6.97%
2014		319	$15.21	to	$24.66	$5,965	1.78%	0.10%	to	1.50%	5.86%	to	6.68%
2013		383	$14.36	to	$23.12	$6,855	1.71%	0.70%	to	1.50%	27.82%	to	28.88%
2012		335	$11.22	to	$17.96	$5,210	1.92%	0.70%	to	1.50%	15.47%	to	16.32%
VY® T. Rowe Price International Stock Portfolio - Service Class
2016		164	$10.51	to	$16.13	$2,111	1.39%	0.10%	to	1.40%	0.47%	to	1.82%
2015		181	$10.46	to	$15.95	$2,301	0.98%	0.10%	to	1.40%	-2.37%	to	-1.08%
2014		199	$10.64	to	$16.22	$2,586	1.12%	0.10%	to	1.45%	-2.57%	to	-1.85%
2013		232	$10.84	to	$16.53	$3,113	1.02%	0.70%	to	1.45%	12.69%	to	13.63%
2012		255	$9.54	to	$14.56	$3,179	0.27%	0.70%	to	1.50%	17.02%	to	17.92%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Global Growth Portfolio - Service Class
2016		28	$12.70	to	$13.34	$371	3.55%	0.95%	to	1.40%	9.29%	to	9.88%
2015		29	$11.62	to	$12.14	$348	2.99%	0.95%	to	1.40%	-8.86%	to	-8.45%
2014		35	$12.75	to	$13.26	$456	1.38%	0.95%	to	1.40%	-4.14%	to	-3.70%
2013		41	$13.30	to	$13.77	$562	1.32%	0.95%	to	1.40%	28.88%	to	29.42%
2012		33	$10.32	to	$10.64	$349	1.86%	0.95%	to	1.40%	20.00%	to	20.63%
Voya Government Money Market Portfolio - Class I
2016		2,945	$9.44	to	$15.59	$36,520	0.08%	0.10%	to	1.90%	-1.77%	to	0.10%
2015		3,275	$9.61	to	$15.68	$41,143	—	0.10%	to	1.90%	-1.84%	to	-0.10%
2014		3,740	$9.71	to	$15.80	$47,372	—	0.10%	to	1.90%	-1.90%	to	-0.40%
2013		4,149	$9.77	to	$15.92	$52,709	—	0.35%	to	1.90%	-1.74%	to	-0.30%
2012		5,212	$9.84	to	$16.03	$68,966	0.03%	0.35%	to	1.75%	-1.71%	to	-0.30%
Voya Government Money Market Portfolio - Class S
2016		4		$9.49		$42	—		0.75%			-0.63%
2015		5		$9.55		$44	—		0.75%			-0.73%
2014		5		$9.62		$45	—		0.75%			-0.82%
2013		8		$9.70		$77	—		0.75%			-0.72%
2012		8		$9.77		$74	—		0.75%			-0.71%
Voya Global Bond Portfolio - Initial Class
2016		1,239	$12.09	to	$14.32	$16,720	1.77%	0.10%	to	2.25%	3.96%	to	6.19%
2015		1,370	$11.53	to	$13.58	$17,581	—	0.10%	to	2.25%	-6.44%	to	-4.42%
2014		1,659	$12.13	to	$14.31	$22,507	0.82%	0.10%	to	2.25%		-1.82%
2013		1,927	$12.17	to	$14.37	$26,454	2.03%	0.35%	to	2.25%	-6.15%	to	-4.31%
2012		2,338	$12.76	to	$15.08	$34,048	5.98%	0.35%	to	2.25%	5.47%	to	7.53%
Voya Global Bond Portfolio - Service Class
2016		2		$13.13		$23	0.84%		1.25%			4.70%
2015		5		$12.54		$66	—		1.25%			-5.64%
2014		6		$13.29		$79	—		1.25%			-1.12%
2013		7		$13.44		$95	1.72%		1.25%			-5.49%
2012		10		$14.22		$137	4.95%		1.25%			6.28%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2016		295	$14.36	to	$16.05	$4,353	2.02%	0.35%	to	1.50%	4.26%	to	5.55%
2015		270	$13.65	to	$15.27	$3,800	3.40%	0.10%	to	1.50%	-1.54%	to	-0.43%
2014		276	$13.76	to	$15.40	$3,909	2.12%	0.35%	to	1.50%	3.99%	to	5.22%
2013		255	$13.13	to	$14.70	$3,450	2.22%	0.35%	to	1.50%	14.56%	to	15.90%
2012		219	$11.36	to	$12.73	$2,664	2.61%	0.35%	to	1.50%	11.81%	to	12.99%
Voya Solution 2035 Portfolio - Service Class
2016		475	$14.78	to	$16.80	$7,192	1.97%	0.10%	to	1.25%	4.97%	to	6.11%
2015		490	$14.01	to	$15.93	$7,035	3.12%	0.10%	to	1.25%	-1.76%	to	-0.54%
2014		476	$14.18	to	$15.37	$6,894	2.01%	0.10%	to	1.25%	4.34%	to	5.29%
2013		444	$13.51	to	$15.38	$6,162	1.91%	0.35%	to	1.50%	18.89%	to	19.98%
2012		368	$11.30	to	$12.87	$4,430	2.07%	0.35%	to	1.25%	13.67%	to	14.64%
Voya Solution 2045 Portfolio - Service Class
2016		362	$14.86	to	$17.23	$5,515	1.67%	0.10%	to	1.50%	4.85%	to	6.29%
2015		284	$14.06	to	$16.32	$4,076	3.07%	0.10%	to	1.50%	-2.46%	to	-1.07%
2014		225	$14.30	to	$16.60	$3,274	1.70%	0.10%	to	1.50%	4.54%	to	5.38%
2013		195	$13.57	to	$15.76	$2,739	1.64%	0.70%	to	1.50%	21.56%	to	22.58%
2012		154	$11.07	to	$12.87	$1,784	1.93%	0.70%	to	1.50%	13.76%	to	14.72%
Voya Solution Income Portfolio - Service Class
2016		194	$13.72	to	$15.00	$2,784	1.13%	0.10%	to	1.50%	2.92%	to	4.32%
2015		228	$13.22	to	$14.47	$3,158	1.50%	0.10%	to	1.50%		-1.40%
2014		76	$13.30	to	$14.56	$1,099	2.52%	0.10%	to	1.25%	4.44%	to	4.97%
2013		83	$12.67	to	$13.88	$1,127	3.10%	0.70%	to	1.25%	5.64%	to	6.29%
2012		93	$11.92	to	$13.07	$1,197	5.11%	0.70%	to	1.25%	8.45%	to	9.01%
Voya Solution Moderately Aggressive Portfolio - Service Class
2016		16	$10.01	to	$10.08	$161	1.33%	0.95%	to	1.40%	4.71%	to	5.22%
2015	8/14/2015	20	$9.56	to	$9.58	$189	(c)	0.95%	to	1.40%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2016		112	$25.01	to	$39.91	$3,148	1.20%	0.10%	to	1.50%	22.22%	to	23.95%
2015		127	$20.31	to	$32.48	$2,823	1.60%	0.10%	to	1.25%	-2.93%	to	-1.84%
2014		138	$20.81	to	$33.37	$3,190	1.21%	0.10%	to	1.50%	10.79%	to	12.08%
2013		123	$18.63	to	$29.95	$2,769	1.16%	0.35%	to	1.50%	29.71%	to	30.86%
2012		104	$14.28	to	$23.02	$1,878	1.11%	0.35%	to	1.25%	14.91%	to	15.94%
VY® Baron Growth Portfolio - Service Class
2016		185	$14.84	to	$33.84	$3,799	—	0.10%	to	1.50%	3.77%	to	5.24%
2015		245	$14.29	to	$32.43	$4,849	0.23%	0.10%	to	1.50%	-6.43%	to	-5.12%
2014		293	$15.26	to	$34.48	$6,303	0.07%	0.10%	to	1.50%	2.77%	to	3.59%
2013		359	$14.84	to	$33.36	$7,548	1.29%	0.70%	to	1.50%	36.82%	to	37.91%
2012		258	$10.84	to	$24.25	$4,561	—	0.70%	to	1.50%	17.89%	to	18.82%
VY® Columbia Contrarian Core Portfolio - Service Class
2016		88	$16.12	to	$21.17	$1,564	3.37%	0.10%	to	1.50%	6.75%	to	8.29%
2015		135	$15.08	to	$19.68	$2,297	0.88%	0.10%	to	1.50%	1.46%	to	2.92%
2014		150	$14.85	to	$22.46	$2,473	0.79%	0.10%	to	1.50%	11.13%	to	12.03%
2013		176	$13.35	to	$20.10	$2,612	1.41%	0.70%	to	1.50%	32.73%	to	33.85%
2012		182	$10.05	to	$15.06	$2,062	0.29%	0.70%	to	1.50%	10.60%	to	11.44%
VY® Columbia Small Cap Value II Portfolio - Service Class
2016		30	$17.87	to	$21.82	$573	0.19%	0.10%	to	1.50%	21.90%	to	23.56%
2015		48	$14.66	to	$17.66	$744	0.28%	0.10%	to	1.50%	-4.43%	to	-3.02%
2014		42	$15.46	to	$18.21	$683	0.15%	0.10%	to	1.40%	2.86%	to	3.63%
2013		40	$15.03	to	$17.37	$621	0.96%	0.70%	to	1.40%	38.02%	to	38.93%
2012		38	$10.89	to	$11.38	$419	0.23%	0.75%	to	1.40%	12.62%	to	13.35%
VY® Invesco Comstock Portfolio - Service Class
2016		34	$19.64	to	$23.72	$724	1.94%	0.10%	to	1.50%	16.00%	to	17.68%
2015		60	$16.79	to	$22.86	$1,087	2.12%	0.10%	to	1.50%	-7.34%	to	-6.07%
2014		75	$17.99	to	$24.55	$1,459	2.04%	0.10%	to	1.50%	7.51%	to	8.37%
2013		68	$16.60	to	$22.71	$1,289	0.84%	0.70%	to	1.50%	33.00%	to	34.09%
2012		58	$12.38	to	$16.98	$862	1.19%	0.70%	to	1.50%	16.82%	to	17.79%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2016		3,365	$18.75	to	$20.88	$67,371	1.93%	0.10%	to	1.50%	13.56%	to	15.17%
2015		3,908	$16.38	to	$18.25	$68,652	2.18%	0.10%	to	1.75%	-3.75%	to	-2.16%
2014		4,454	$16.84	to	$18.78	$80,865	1.86%	0.10%	to	1.75%	7.05%	to	8.55%
2013		3,140	$15.56	to	$17.37	$52,976	1.40%	0.35%	to	1.75%	22.76%	to	24.59%
2012		3,462	$12.54	to	$14.03	$47,507	2.28%	0.35%	to	1.75%	10.85%	to	12.31%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2016		131	$22.61	to	$39.07	$3,693	0.66%	0.10%	to	1.50%	12.99%	to	14.57%
2015		140	$19.86	to	$34.39	$3,458	0.60%	0.10%	to	1.50%	-4.48%	to	-3.16%
2014		150	$20.62	to	$35.80	$3,877	0.87%	0.10%	to	1.50%	13.29%	to	14.57%
2013		134	$18.06	to	$31.44	$3,218	0.63%	0.35%	to	1.50%	29.54%	to	31.11%
2012		110	$13.83	to	$24.13	$2,176	0.74%	0.35%	to	1.50%	18.26%	to	19.63%
VY® Oppenheimer Global Portfolio - Initial Class
2016		3,075	$16.26	to	$20.00	$58,097	1.17%	0.10%	to	1.90%	-1.71%	to	0.12%
2015		3,564	$16.34	to	$20.15	$67,773	1.50%	0.10%	to	1.90%	2.19%	to	4.06%
2014		3,939	$15.80	to	$19.54	$72,781	1.15%	0.10%	to	1.90%	0.34%	to	1.95%
2013		4,579	$15.55	to	$19.28	$83,809	1.35%	0.35%	to	1.90%	24.68%	to	26.69%
2012		5,210	$12.32	to	$15.31	$77,309	1.28%	0.35%	to	1.90%	19.40%	to	21.26%
VY® Pioneer High Yield Portfolio - Initial Class
2016		718	$18.15	to	$20.80	$13,417	5.15%	0.10%	to	1.50%	12.61%	to	14.17%
2015		778	$16.11	to	$18.33	$12,897	5.37%	0.10%	to	1.50%	-6.06%	to	-4.73%
2014		901	$16.81	to	$19.37	$15,880	5.04%	0.10%	to	1.75%	-1.41%	to	-0.36%
2013		1,012	$17.05	to	$19.44	$17,988	4.97%	0.70%	to	1.75%	10.36%	to	11.54%
2012		1,074	$15.45	to	$17.44	$17,097	6.01%	0.70%	to	1.75%	14.19%	to	15.46%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2016		1,621	$20.77	to	$25.88	$39,497	0.30%	0.10%	to	1.50%	5.84%	to	7.33%
2015		1,863	$19.48	to	$24.32	$42,681	—	0.10%	to	1.50%	0.46%	to	1.89%
2014		2,048	$19.22	to	$24.07	$46,522	0.26%	0.10%	to	1.50%	10.18%	to	11.48%
2013		2,349	$17.31	to	$21.73	$48,397	0.29%	0.35%	to	1.75%	32.79%	to	34.73%
2012		2,619	$12.90	to	$16.23	$41,061	0.50%	0.35%	to	1.75%	14.15%	to	15.68%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2016		816	$17.29	to	$55.52	$31,534	—	0.10%	to	1.50%	0.00%	to	1.37%
2015		1,026	$17.28	to	$55.47	$38,458	—	0.10%	to	1.50%	9.16%	to	10.72%
2014		1,034	$15.81	to	$50.77	$37,050	—	0.10%	to	1.50%	7.08%	to	8.31%
2013		1,072	$14.76	to	$47.38	$37,679	0.02%	0.35%	to	1.50%	37.20%	to	38.78%
2012		1,093	$10.75	to	$34.50	$29,888	0.16%	0.35%	to	1.50%	17.13%	to	18.53%
VY® Templeton Foreign Equity Portfolio - Initial Class
2016		1,084	$8.88	to	$11.54	$10,552	3.23%	0.10%	to	1.90%	-0.11%	to	1.67%
2015		1,331	$8.89	to	$11.35	$12,870	4.09%	0.10%	to	1.90%	-5.22%	to	-3.40%
2014		1,468	$9.38	to	$11.75	$14,838	2.50%	0.10%	to	1.90%	-8.31%	to	-6.94%
2013		1,607	$10.23	to	$12.52	$17,537	1.46%	0.35%	to	1.90%	17.99%	to	19.83%
2012		1,929	$8.67	to	$10.34	$17,443	1.57%	0.35%	to	1.90%	16.53%	to	18.44%
Voya Strategic Allocation Conservative Portfolio - Class I
2016		226	$14.81	to	$27.53	$5,311	2.98%	0.10%	to	1.50%	4.10%	to	5.60%
2015		273	$14.11	to	$26.24	$6,108	3.36%	0.10%	to	1.50%	-1.69%	to	-0.27%
2014		290	$14.24	to	$26.50	$6,582	2.63%	0.10%	to	1.50%	5.05%	to	6.26%
2013		348	$13.45	to	$25.04	$7,505	2.52%	0.35%	to	1.50%	10.41%	to	11.34%
2012		357	$12.08	to	$22.50	$6,993	2.74%	0.70%	to	1.50%	10.68%	to	11.54%
Voya Strategic Allocation Growth Portfolio - Class I
2016		349	$12.47	to	$29.83	$7,200	2.70%	0.10%	to	2.25%	4.53%	to	6.82%
2015		465	$11.93	to	$28.11	$8,840	2.65%	0.10%	to	2.25%	-3.40%	to	-1.25%
2014		474	$12.35	to	$28.66	$9,374	2.07%	0.10%	to	2.25%	4.22%	to	6.14%
2013		474	$11.85	to	$27.09	$9,730	1.65%	0.35%	to	2.25%	19.70%	to	22.04%
2012		421	$9.90	to	$22.30	$7,948	1.54%	0.35%	to	2.25%	12.37%	to	14.57%
Voya Strategic Allocation Moderate Portfolio - Class I
2016		361	$12.94	to	$28.47	$7,871	2.64%	0.35%	to	2.25%	4.27%	to	6.32%
2015		383	$12.41	to	$26.90	$7,962	2.96%	0.10%	to	2.25%	-2.82%	to	-0.67%
2014		463	$12.77	to	$27.26	$9,616	2.41%	0.10%	to	2.25%	4.33%	to	6.29%
2013		499	$12.24	to	$25.74	$10,224	2.12%	0.35%	to	2.25%	13.97%	to	16.22%
2012		530	$10.74	to	$22.25	$9,615	2.15%	0.35%	to	2.25%	11.07%	to	13.23%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class A
2016		90		$16.89		$1,520	1.54%		1.25%			7.85%
2015		97		$15.66		$1,517	1.50%		1.25%			-3.03%
2014		112		$16.15		$1,814	1.53%		1.25%			8.83%
2013		124		$14.84		$1,846	0.87%		1.25%			28.48%
2012		138		$11.55		$1,591	1.38%		1.25%			13.79%
Voya Growth and Income Portfolio - Class I
2016		6,158	$11.59	to	$500.21	$209,483	1.94%	0.10%	to	2.25%	7.31%	to	9.67%
2015		6,987	$10.80	to	$459.99	$215,524	1.97%	0.10%	to	2.25%	-3.57%	to	-1.52%
2014		8,057	$11.20	to	$471.05	$244,610	1.94%	0.10%	to	2.25%	8.21%	to	10.32%
2013		8,983	$10.35	to	$429.48	$248,811	1.36%	0.35%	to	2.25%	27.78%	to	30.26%
2012		8,089	$8.10	to	$331.80	$198,559	1.82%	0.35%	to	2.25%	13.29%	to	15.30%
Voya Emerging Markets Index Portfolio - Class I
2016		8	$8.69	to	$8.96	$71	2.87%	0.10%	to	1.25%	9.17%	to	10.48%
2015		4	$7.96	to	$8.11	$31	12.12%	0.10%	to	1.25%		—
2014	8/5/2014	—		$9.59		$2	(b)		0.10%			(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Euro STOXX 50® Index Portfolio - Class I
2016		4		$10.11		$43	0.11%		0.75%			—
2015		4		$10.11		$44	2.22%		0.75%			-4.98%
2014		4		$10.64		$46	4.35%		0.75%			-9.83%
2013		4		$11.80		$46	4.65%		0.75%			25.13%
2012		4		$9.43		$40	5.41%		0.75%			21.52%
Voya Global Equity Portfolio - Class I
2016		226	$9.72	to	$10.00	$2,225	2.79%	0.10%	to	1.50%	4.40%	to	5.93%
2015	3/9/2015	288	$9.31	to	$9.44	$2,698	(c)	0.10%	to	1.50%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Equity Portfolio - Class S
2016		101	$9.55	to	$9.66	$972	2.60%	0.95%	to	1.40%	4.26%	to	4.79%
2015	3/9/2015	119	$9.16	to	$9.25	$1,090	(c)	0.95%	to	1.40%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Voya Index Plus LargeCap Portfolio - Class I
2016		2,447	$13.69	to	$38.01	$58,987	1.67%	0.10%	to	2.25%	7.80%	to	10.21%
2015		2,793	$12.70	to	$34.72	$61,663	1.62%	0.10%	to	2.25%	-1.40%	to	0.71%
2014		3,091	$12.85	to	$34.69	$68,972	1.48%	0.10%	to	2.25%	11.32%	to	13.41%
2013		3,587	$11.49	to	$30.70	$71,271	1.85%	0.35%	to	2.25%	30.00%	to	32.49%
2012		4,010	$8.79	to	$23.27	$62,530	1.68%	0.35%	to	2.25%	11.81%	to	14.01%
Voya Index Plus MidCap Portfolio - Class I
2016		258	$20.71	to	$47.04	$7,291	0.94%	0.10%	to	1.50%	16.37%	to	18.06%
2015		293	$17.65	to	$40.14	$6,902	1.00%	0.10%	to	1.50%	-3.25%	to	-1.90%
2014		328	$18.10	to	$41.20	$7,906	0.82%	0.10%	to	1.50%	7.93%	to	9.18%
2013		357	$16.64	to	$37.90	$8,351	1.34%	0.35%	to	1.50%	32.57%	to	34.07%
2012		374	$12.45	to	$28.40	$9,658	0.92%	0.35%	to	1.50%	15.93%	to	17.30%
Voya Index Plus SmallCap Portfolio - Class I
2016		159	$21.85	to	$35.94	$4,216	0.80%	0.10%	to	1.50%	25.41%	to	27.20%
2015		173	$17.28	to	$28.45	$3,613	0.95%	0.10%	to	1.50%	-4.66%	to	-3.30%
2014		193	$17.98	to	$29.63	$4,193	0.59%	0.10%	to	1.50%	3.87%	to	5.07%
2013		216	$17.17	to	$28.33	$4,581	0.93%	0.35%	to	1.50%	40.56%	to	42.22%
2012		186	$12.12	to	$20.01	$3,348	0.61%	0.35%	to	1.50%	10.71%	to	11.98%
Voya International Index Portfolio - Class I
2016		773	$8.79	to	$16.82	$11,111	3.06%	0.10%	to	1.75%	-0.94%	to	0.73%
2015		868	$8.66	to	$16.84	$12,589	3.20%	0.10%	to	1.75%	-2.63%	to	-1.00%
2014		921	$8.87	to	$17.16	$14,009	1.15%	0.10%	to	1.75%	-7.56%	to	-6.56%
2013		580	$9.57	to	$18.41	$8,699	2.27%	0.70%	to	1.75%	19.33%	to	20.59%
2012		627	$8.00	to	$15.31	$7,856	2.86%	0.70%	to	1.75%	16.65%	to	17.88%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class S
2016		2		$14.71		$28	1.28%		1.25%			-0.68%
2015		1		$14.81		$9	5.00%		1.25%			-2.31%
2014		7		$15.16		$111	0.82%		1.25%			-7.39%
2013		8		$16.37		$134	—		1.25%			19.66%
2012		1		$13.68		$16	4.00%		1.25%			17.02%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2016		1,002	$22.86	to	$29.02	$25,032	1.25%	0.10%	to	1.75%	4.70%	to	6.46%
2015		1,134	$21.62	to	$27.26	$26,934	1.18%	0.10%	to	1.75%	5.75%	to	7.49%
2014		1,259	$20.24	to	$25.36	$28,067	1.28%	0.10%	to	1.75%	11.08%	to	12.33%
2013		1,444	$18.03	to	$22.32	$28,735	1.46%	0.70%	to	1.75%	29.68%	to	31.06%
2012		1,669	$13.76	to	$16.58	$25,455	1.21%	0.70%	to	1.75%	12.48%	to	13.72%
Voya Russell™ Large Cap Index Portfolio - Class I
2016		663	$16.30	to	$27.17	$16,274	1.85%	0.10%	to	2.25%	8.47%	to	10.83%
2015		731	$14.92	to	$24.72	$16,537	1.69%	0.10%	to	2.25%	-0.18%	to	1.98%
2014		791	$14.83	to	$24.45	$17,991	1.58%	0.10%	to	2.25%	10.42%	to	12.10%
2013		844	$13.33	to	$21.86	$17,423	1.62%	0.70%	to	2.25%	29.12%	to	31.14%
2012		907	$10.25	to	$16.71	$14,334	2.54%	0.70%	to	2.25%	12.97%	to	14.70%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2016		2,566	$11.05	to	$25.37	$38,918	1.58%	0.10%	to	1.75%	13.58%	to	15.55%
2015		2,927	$9.70	to	$22.15	$39,307	0.49%	0.10%	to	1.75%	-5.15%	to	-3.56%
2014		324	$10.89	to	$23.18	$7,158	1.56%	0.10%	to	1.75%	10.43%	to	11.62%
2013		385	$16.69	to	$20.81	$7,738	1.70%	0.75%	to	1.75%	29.56%	to	30.90%
2012		473	$12.75	to	$15.94	$7,317	1.90%	0.75%	to	1.75%	14.18%	to	15.28%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2016		47	$24.04	to	$24.33	$1,136	1.49%	1.25%	to	1.40%	13.66%	to	13.90%
2015		62	$21.15	to	$21.36	$1,308	1.34%	1.25%	to	1.40%	-5.11%	to	-4.98%
2014		81	$22.29	to	$22.48	$1,817	1.38%	1.25%	to	1.40%	10.68%	to	10.79%
2013		75	$20.14	to	$20.29	$1,517	1.43%	1.25%	to	1.40%	29.60%	to	29.81%
2012		82	$15.54	to	$15.63	$1,276	1.72%	1.25%	to	1.40%	14.35%	to	14.51%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2016		36	$26.02	to	$29.08	$980	0.68%	0.10%	to	1.50%	5.26%	to	6.68%
2015		42	$24.72	to	$26.61	$1,090	0.74%	0.70%	to	1.50%	-2.29%	to	-1.51%
2014		60	$25.30	to	$27.09	$1,595	0.15%	0.70%	to	1.50%	9.48%	to	10.34%
2013		45	$23.11	to	$24.63	$1,080	0.75%	0.70%	to	1.50%	32.89%	to	33.86%
2012		45	$17.39	to	$17.88	$795	0.29%	0.75%	to	1.50%	13.73%	to	14.69%
Voya Russell™ Mid Cap Index Portfolio - Class I
2016		73	$17.98	to	$23.41	$1,525	1.33%	0.10%	to	1.25%	12.02%	to	13.30%
2015		78	$16.05	to	$20.80	$1,451	1.19%	0.10%	to	1.25%	-4.01%	to	-2.89%
2014		81	$16.72	to	$21.57	$1,582	0.59%	0.10%	to	1.25%	11.24%	to	11.90%
2013		47	$15.03	to	$19.28	$789	0.96%	0.70%	to	1.25%	32.54%	to	33.28%
2012		55	$11.34	to	$14.48	$667	1.03%	0.75%	to	1.25%	15.60%	to	16.21%
Voya Russell™ Small Cap Index Portfolio - Class I
2016		62	$18.88	to	$22.85	$1,287	1.33%	0.10%	to	1.25%	19.57%	to	21.01%
2015		81	$15.79	to	$19.01	$1,385	1.20%	0.10%	to	1.25%	-5.73%	to	-4.63%
2014		80	$16.75	to	$20.06	$1,447	0.95%	0.10%	to	1.25%	3.65%	to	4.15%
2013		63	$16.16	to	$19.26	$1,082	1.36%	0.75%	to	1.25%	37.07%	to	37.71%
2012		67	$11.79	to	$13.99	$831	0.71%	0.75%	to	1.25%	14.58%	to	15.17%
Voya Small Company Portfolio - Class I
2016		567	$22.08	to	$63.62	$25,664	0.43%	0.10%	to	1.90%	22.12%	to	24.33%
2015		650	$17.86	to	$51.49	$23,383	0.51%	0.10%	to	1.90%	-2.63%	to	-0.84%
2014		739	$18.13	to	$52.29	$27,287	0.35%	0.10%	to	1.90%	4.49%	to	6.16%
2013		854	$17.14	to	$49.45	$30,613	0.51%	0.35%	to	1.90%	35.18%	to	37.30%
2012		927	$12.53	to	$36.16	$25,858	0.41%	0.35%	to	1.90%	12.32%	to	14.13%
Voya U.S. Bond Index Portfolio - Class I
2016		100	$11.85	to	$13.76	$1,262	2.57%	0.10%	to	1.50%	0.85%	to	2.23%
2015		101	$11.67	to	$13.46	$1,249	2.32%	0.10%	to	1.50%	-1.25%	to	0.15%
2014		114	$11.73	to	$13.44	$1,425	1.80%	0.10%	to	1.50%	4.17%	to	4.98%
2013		106	$11.18	to	$12.65	$1,240	1.95%	0.70%	to	1.50%	-4.01%	to	-3.24%
2012		101	$11.56	to	$12.66	$1,220	1.66%	0.70%	to	1.50%	2.31%	to	3.12%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya MidCap Opportunities Portfolio - Class I
2016		255	$13.06	to	$28.94	$4,907	—	0.10%	to	1.75%	5.41%	to	7.14%
2015		305	$12.39	to	$27.18	$5,451	—	0.10%	to	1.75%	-1.27%	to	0.43%
2014		334	$12.55	to	$27.24	$5,968	0.39%	0.10%	to	1.75%	6.90%	to	8.45%
2013		401	$11.74	to	$32.78	$6,779	0.05%	0.35%	to	1.75%	29.99%	to	31.05%
2012		102	$14.14	to	$19.25	$1,899	0.53%	0.70%	to	1.50%	12.78%	to	13.39%
Voya MidCap Opportunities Portfolio - Class S
2016		151	$14.47	to	$24.30	$3,181	—	0.95%	to	1.40%	5.50%	to	5.97%
2015		151	$13.71	to	$22.93	$3,014	—	0.95%	to	1.40%	-1.15%	to	-0.69%
2014		151	$13.87	to	$23.09	$3,108	0.35%	0.95%	to	1.40%	7.01%	to	7.55%
2013		195	$12.96	to	$21.47	$3,805	—	0.95%	to	1.40%	29.85%	to	30.44%
2012		219	$9.98	to	$16.46	$3,372	0.41%	0.95%	to	1.40%	12.26%	to	12.82%
Voya SmallCap Opportunities Portfolio - Class I
2016		94	$18.81	to	$33.57	$2,040	—	0.10%	to	1.25%	12.03%	to	13.31%
2015		85	$16.79	to	$29.89	$1,647	—	0.10%	to	1.25%	-2.16%	to	-1.02%
2014		61	$17.16	to	$30.45	$1,175	—	0.10%	to	1.25%	4.32%	to	4.88%
2013		67	$16.45	to	$29.11	$1,196	—	0.70%	to	1.25%	37.31%	to	38.02%
2012		71	$11.98	to	$21.13	$898	—	0.70%	to	1.25%	13.77%	to	14.42%
Voya SmallCap Opportunities Portfolio - Class S
2016		149	$16.09	to	$18.04	$2,532	—	0.95%	to	1.40%	11.50%	to	11.98%
2015		138	$14.43	to	$16.11	$2,107	—	0.95%	to	1.40%	-2.52%	to	-2.07%
2014		164	$14.80	to	$16.45	$2,559	—	0.95%	to	1.40%	3.83%	to	4.38%
2013		197	$14.25	to	$15.76	$2,973	—	0.95%	to	1.45%	36.73%	to	37.40%
2012		208	$10.42	to	$11.47	$2,297	—	0.95%	to	1.45%	13.19%	to	13.79%
Wanger International
2016		164	$11.15	to	$14.11	$2,037	1.17%	0.10%	to	1.50%	-2.87%	to	-1.47%
2015		169	$11.48	to	$14.32	$2,155	1.49%	0.10%	to	1.50%		-1.37%
2014		188	$11.64	to	$14.32	$2,421	1.52%	0.10%	to	1.50%	-5.83%	to	-5.06%
2013		196	$12.36	to	$14.91	$2,587	2.73%	0.70%	to	1.50%	20.59%	to	21.45%
2012		163	$10.25	to	$11.89	$1,742	1.22%	0.70%	to	1.50%	19.74%	to	20.71%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wanger Select
2016		99	$17.53	to	$24.94	$2,113	0.16%	0.10%	to	1.50%	11.67%	to	13.26%
2015		119	$15.57	to	$22.17	$2,219	—	0.10%	to	1.50%	-1.22%	to	0.18%
2014		151	$15.64	to	$22.28	$2,770	—	0.10%	to	1.50%	1.58%	to	2.42%
2013		141	$15.27	to	$21.76	$2,884	0.29%	0.70%	to	1.50%	32.55%	to	33.60%
2012		163	$11.43	to	$16.29	$2,636	0.44%	0.70%	to	1.50%	16.74%	to	17.59%
Wanger USA
2016		47	$20.36	to	$26.05	$1,054	—	0.10%	to	1.50%	12.01%	to	13.55%
2015		51	$18.04	to	$23.09	$1,015	—	0.10%	to	1.50%	-2.08%	to	-0.68%
2014		—	$18.28	to	$23.40	$1,013	—	0.10%	to	1.50%	3.20%	to	4.10%
2013		60	$17.56	to	$22.50	$1,247	0.09%	0.70%	to	1.50%	31.80%	to	32.83%
2012		53	$13.22	to	$16.95	$880	0.38%	0.70%	to	1.50%	18.15%	to	19.11%

(a)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlaying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company and subsidiaries as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Voya Retirement Insurance and Annuity Company and subsidiaries at December 31, 2016 and 2015, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 16, 2017

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2016 and 2015
(In millions, except share and per share data)

	As of December 31,
	2016	2015
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,364.8 as of 2016 and $20,747.1 as of 2015)	$23,169.9	$21,211.6
Fixed maturities, at fair value using the fair value option	957.2	798.0
Equity securities, available-for-sale, at fair value (cost of $67.1 as of 2016 and $116.7 as of 2015)	82.3	131.3
Short-term investments	32.9	—
Mortgage loans on real estate, net of valuation allowance of $1.1 as of 2016 and $1.2 as of 2015	4,254.5	3,729.1
Policy loans	218.9	229.8
Limited partnerships/corporations	347.8	298.5
Derivatives	470.8	450.3
Securities pledged (amortized cost of $692.8 as of 2016 and $252.3 as of 2015)	767.9	249.2
Total investments	30,302.2	27,097.8
Cash and cash equivalents	561.0	661.1
Short-term investments under securities loan agreements, including collateral delivered	378.8	241.5
Accrued investment income	301.5	295.3
Premiums receivable and reinsurance recoverable	1,633.7	1,838.8
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,028.5	1,244.7
Notes receivable from affiliate	175.0	175.0
Current income tax recoverable	0.7	10.5
Due from affiliates	56.4	56.0
Property and equipment	67.7	71.3
Other assets	159.2	167.0
Assets held in separate accounts	61,980.7	58,910.6
Total assets	$96,645.4	$90,769.6

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2016 and 2015
(In millions, except share and per share data)

	As of December 31,
	2016	2015
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$29,578.1	$27,068.0
Payable for securities purchased	7.7	52.5
Payables under securities loan agreements, including collateral held	648.5	541.3
Long-term debt	4.9	4.9
Due to affiliates	162.1	132.2
Derivatives	172.9	115.1
Deferred income taxes	222.8	133.0
Other liabilities	491.4	443.0
Liabilities related to separate accounts	61,980.7	58,910.6
Total liabilities	93,269.1	87,400.6

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2016 and 2015; $50 par value per share)	2.8	2.8
Additional paid-in capital	2,994.4	3,272.6
Accumulated other comprehensive income (loss)	559.5	386.8
Retained earnings (deficit)	(180.4)	(293.2)
Total shareholder's equity	3,376.3	3,369.0
Total liabilities and shareholder's equity	$96,645.4	$90,769.6

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Revenues:
Net investment income	$1,500.6	$1,409.8	$1,389.4
Fee income	724.6	765.3	784.1
Premiums	870.2	657.1	88.8
Broker-dealer commission revenue	175.4	229.7	244.9
Net realized capital gains (losses):
Total other-than-temporary impairments	(19.0)	(44.7)	(7.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0.4	1.2	—
Net other-than-temporary impairments recognized in earnings	(19.4)	(45.9)	(7.1)
Other net realized capital gains (losses)	(193.8)	(231.3)	(132.5)
Total net realized capital gains (losses)	(213.2)	(277.2)	(139.6)
Other revenue	(1.4)	(1.6)	4.4
Total revenues	3,056.2	2,783.1	2,372.0
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,764.6	1,422.3	927.8
Operating expenses	815.5	772.5	783.9
Broker-dealer commission expense	175.4	229.7	244.9
Net amortization of Deferred policy acquisition costs and Value of business acquired	166.5	132.6	109.2
Total benefits and expenses	2,922.0	2,557.1	2,065.8
Income (loss) before income taxes	134.2	226.0	306.2
Income tax expense (benefit)	21.4	52.8	74.5
Net income (loss)	$112.8	$173.2	$231.7

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Net income (loss)	$112.8	$173.2	$231.7
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	257.8	(693.4)	531.8
Other-than-temporary impairments	8.7	2.8	5.1
Pension and other postretirement benefits liability	(1.4)	(2.3)	(2.2)
Other comprehensive income (loss), before tax	265.1	(692.9)	534.7
Income tax expense (benefit) related to items of other comprehensive income (loss)	92.4	(238.2)	188.6
Other comprehensive income (loss), after tax	172.7	(454.7)	346.1
Comprehensive income (loss)	$285.5	$(281.5)	$577.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2014	$2.8	$3,953.3	$495.4	$(698.1)	$3,753.4
Comprehensive income (loss):
Net income (loss)	—	—	—	231.7	231.7
Other comprehensive income (loss), after tax	—	—	346.1	—	346.1
Total comprehensive income (loss)					577.8
Dividends paid and distributions of capital	—	(371.0)	—	—	(371.0)
Employee related benefits	—	1.6	—	—	1.6
Balance as of December 31, 2014	2.8	3,583.9	841.5	(466.4)	3,961.8
Comprehensive income (loss):
Net income (loss)	—	—	—	173.2	173.2
Other comprehensive income (loss), after tax	—	—	(454.7)	—	(454.7)
Total comprehensive income (loss)					(281.5)
Dividends paid and distributions of capital	—	(321.0)	—	—	(321.0)
Employee related benefits	—	9.7	—	—	9.7
Balance as of December 31, 2015	2.8	3,272.6	386.8	(293.2)	3,369.0
Comprehensive income (loss):
Net income (loss)	—	—	—	112.8	112.8
Other comprehensive income (loss), after tax	—	—	172.7	—	172.7
Total comprehensive income (loss)					285.5
Dividends paid and distributions of capital	—	(278.0)	—	—	(278.0)
Employee related benefits	—	(0.2)	—	—	(0.2)
Balance as of December 31, 2016	$2.8	$2,994.4	$559.5	$(180.4)	$3,376.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Cash Flows from Operating Activities:
Net income (loss)	$112.8	$173.2	$231.7
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(79.5)	(83.5)	(77.4)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	167.8	133.9	110.9
Net accretion/amortization of discount/premium	(0.7)	7.1	9.6
Future policy benefits, claims reserves and interest credited	1,288.6	1,193.5	616.7
Deferred income tax (benefit) expense	(2.6)	(1.3)	(11.2)
Net realized capital losses	213.2	277.2	139.6
Depreciation	3.6	3.6	3.6
Change in:
Accrued investment income	(6.2)	(10.1)	(0.2)
Premiums receivable and reinsurance recoverable	205.1	90.7	87.1
Other receivables and asset accruals	6.9	2.0	(59.0)
Due to/from affiliates	29.5	25.7	(8.2)
Other payables and accruals	126.5	(56.8)	71.0
Other, net	(11.1)	0.2	(10.6)
Net cash provided by operating activities	2,053.9	1,755.4	1,103.6
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,184.3	3,372.8	3,071.1
Equity securities, available-for-sale	49.3	17.4	14.1
Mortgage loans on real estate	375.3	557.2	504.6
Limited partnerships/corporations	70.8	47.8	43.9
Acquisition of:
Fixed maturities	(5,663.9)	(5,257.7)	(3,300.6)
Equity securities, available-for-sale	—	(28.0)	—
Mortgage loans on real estate	(900.5)	(773.3)	(621.3)
Limited partnerships/corporations	(113.2)	(95.7)	(103.1)
Derivatives, net	28.4	(46.7)	(25.2)
Policy loans, net	10.9	9.3	2.9
Short-term investments, net	(32.9)	241.5	(226.4)
Collateral received (delivered), net	(30.1)	8.1	163.1
Purchases of fixed assets, net	—	(0.1)	—
Net cash used in investing activities	(3,021.6)	(1,947.4)	(476.9)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,746.0	$3,195.1	$2,355.5
Maturities and withdrawals from investment contracts	(2,534.5)	(2,439.7)	(2,580.4)
Receipts on deposit contracts	—	—	124.7
Settlements on deposit contracts	(66.0)	(63.2)	(54.9)
Excess tax benefits on share-based compensation	0.1	0.7	1.7
Dividends paid and return of capital distribution	(278.0)	(321.0)	(371.0)
Net cash provided by (used in) financing activities	867.6	371.9	(524.4)
Net (decrease) increase in cash and cash equivalents	(100.1)	179.9	102.3
Cash and cash equivalents, beginning of period	661.1	481.2	378.9
Cash and cash equivalents, end of period	$561.0	$661.1	$481.2
Supplemental cash flow information:
Income taxes paid (received), net	$15.4	$54.2	$168.3
Interest paid	—	0.1	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings. ING Group continues to hold certain warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments.
VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets"), small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, consultants, dedicated financial guidance, planning and advisory representatives associated with Voya Financial, Inc.'s retail broker-dealer, Voya Financial Advisors, Inc. ("Voya Financial Advisors").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where we may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP") and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated.

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest.  Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into reinsurance agreements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation, and are included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, which generally range from 3 to 40 years, with the exception of land and artwork which are not depreciated. Depreciation expense is included in Operating expenses in the Consolidated Statements of Operations.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 6.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 4.8% for the years 2016, 2015 and 2014. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: The Company issues FIAs that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis. The Company will continue to evaluate as regulatory and business factors change.

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

Derivative Contract Novations
In March 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-05, "Derivatives and Hedging (Accounting Standards Codification ("ASC") Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships” (“ASU 2016-05”), which clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under ASC Topic 815 does not, in and of itself, require dedesignation of that hedging relationship.

The provisions of ASU 2016-05 are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted, using either a prospective or modified retrospective approach. The Company elected to early adopt ASU 2016-05 as of January 1, 2016 on a prospective basis. The adoption had no effect on the Company's financial condition, results of operations or cash flows.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidation
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar legal entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The Company adopted the provisions of ASU 2015-02 on January 1, 2016 using a modified retrospective approach. The adoption had no effect on the Company's financial condition or results of operations, but impacted disclosures only. Investments in limited partnerships previously accounted for as VOEs became VIEs under the new guidance as the limited partners do not hold substantive kick-out rights or participating rights. See Variable Interest Entities section of the Investments Note to these Consolidated Financial Statements for additional information.

Hybrid Financial Instruments
In November 2014, the FASB issued ASU 2014-16, “Derivatives and Hedging (ASC Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU 2014-16”), which requires an entity to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including all embedded derivative features.

The provisions of ASU 2014-16 were adopted by the Company on January 1, 2016. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Future Adoption of Accounting Pronouncements

Statement of Cash Flows
In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (ASC Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”), which addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows.  The amendments provide guidance on eight specific cash flow issues.

The provisions of ASU 2016-15 are effective retrospectively for fiscal years beginning after December 15, 2017, including interim periods, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-15.

Financial Instruments - Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which:

•	Introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments,

•	Modifies the impairment model for available-for-sale debt securities, and

•	Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

The provisions of ASU 2016-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted for fiscal years beginning after December 15, 2018. Initial adoption of ASU 2016-13 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-13.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Debt Instruments
In March 2016, the FASB issued ASU 2016-06, “Derivatives and Hedging (ASC Topic 815): Contingent Put and Call Options in Debt Instruments” (“ASU 2016-06”), which clarifies that an entity is only required to follow the four-step decision sequence when assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts for purposes of bifurcating an embedded derivative. The entity does not need to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks.

The provisions of ASU 2016-06 are effective on a modified retrospective basis for fiscal years beginning after December 15, 2016, including interim periods, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-06.

Financial Instruments - Recognition and Measurement
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (ASC Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires:

•	Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.

•	Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.

•	The use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Separate presentation in other comprehensive income of the portion of the total change in fair value of a liability resulting from a change in own credit risk if the liability is measured at fair value under the fair value option.

•	Separate presentation on the balance sheet or financial statement notes of financial assets and financial liabilities by measurement category and form of financial asset.

The provisions of ASU 2016-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption only permitted for certain provisions. Initial adoption of ASU 2016-01 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to the balance sheet as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-01.

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.

The provisions of ASU 2014-09 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted as of January 1, 2017. Initial adoption of ASU 2014-09 is required to be reported using either a retrospective or modified retrospective approach.

The Company plans to adopt ASU 2014-09 on January 1, 2018. As the scope of ASU 2014-09 excludes insurance contracts and financial instruments, the guidance does not apply to a significant portion of the Company’s business. Consequently, the Company does not currently expect the adoption of this guidance to have a material impact; however, implementation efforts, including assessment of transition approach, are ongoing.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2016:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$692.8	$95.9	$1.7	$—	$787.0	$—
U.S. Government agencies and authorities	3.8	—	—	—	3.8	—
State, municipalities and political subdivisions	794.7	16.3	15.6	—	795.4	—
U.S. corporate public securities	9,511.1	533.3	72.0	—	9,972.4	1.3
U.S. corporate private securities	2,950.9	89.4	79.7	—	2,960.6	—
Foreign corporate public securities and foreign governments(1)	2,801.4	120.6	37.6	—	2,884.4	—
Foreign corporate private securities(1)	2,822.0	113.9	25.9	—	2,910.0	—

Residential mortgage-backed securities:
Agency	2,356.7	81.4	27.0	9.3	2,420.4	—
Non-Agency	313.8	47.6	2.0	8.2	367.6	4.8
Total Residential mortgage-backed securities	2,670.5	129.0	29.0	17.5	2,788.0	4.8
Commercial mortgage-backed securities	1,301.2	33.2	16.7	—	1,317.7	—
Other asset-backed securities	466.4	10.6	1.3	—	475.7	2.1

Total fixed maturities, including securities pledged	24,014.8	1,142.2	279.5	17.5	24,895.0	8.2
Less: Securities pledged	692.8	81.9	6.8	—	767.9	—
Total fixed maturities	23,322.0	1,060.3	272.7	17.5	24,127.1	8.2
Equity securities	67.1	15.2	—	—	82.3	—
Total fixed maturities and equity securities investments	$23,389.1	$1,075.5	$272.7	$17.5	$24,209.4	$8.2
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $176.3 of net unrealized gains on impaired available-for-sale securities.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2015:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$616.6	$105.1	$0.3	$—	$721.4	$—
U.S. Government agencies and authorities	4.3	—	—	—	4.3	—
State, municipalities and political subdivisions	589.9	13.8	7.9	—	595.8	—
U.S. corporate public securities	9,472.4	384.9	256.8	—	9,600.5	1.4
U.S. corporate private securities	2,336.0	86.3	62.4	—	2,359.9	—
Foreign corporate public securities and foreign governments(1)	2,868.7	95.0	151.5	—	2,812.2	—
Foreign corporate private securities(1)	2,678.8	96.1	63.5	—	2,711.4	—

Residential mortgage-backed securities:
Agency	1,579.5	105.3	4.8	12.8	1,692.8	—
Non-Agency	181.6	46.3	2.1	10.6	236.4	6.4
Total Residential mortgage-backed securities	1,761.1	151.6	6.9	23.4	1,929.2	6.4
Commercial mortgage-backed securities	1,228.9	49.5	3.5	—	1,274.9	6.7
Other asset-backed securities	240.7	9.9	1.4	—	249.2	2.4

Total fixed maturities, including securities pledged	21,797.4	992.2	554.2	23.4	22,258.8	16.9
Less: Securities pledged	252.3	16.0	19.1	—	249.2	—
Total fixed maturities	21,545.1	976.2	535.1	23.4	22,009.6	16.9
Equity securities	116.7	14.6	—	—	131.3	—
Total fixed maturities and equity securities investments	$21,661.8	$990.8	$535.1	$23.4	$22,140.9	$16.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $209.2 of net unrealized gains on impaired available-for-sale securities.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2016, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$741.6	$742.6
After one year through five years	4,830.8	5,053.6
After five years through ten years	6,406.6	6,503.1
After ten years	7,597.7	8,014.3
Mortgage-backed securities	3,971.7	4,105.7
Other asset-backed securities	466.4	475.7
Fixed maturities, including securities pledged	$24,014.8	$24,895.0

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2016 and 2015, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2016
Communications	$1,222.6	$85.3	$10.2	$1,297.7
Financial	2,850.4	146.7	14.1	2,983.0
Industrial and other companies	8,479.5	346.4	98.9	8,727.0
Energy	2,144.8	104.9	48.8	2,200.9
Utilities	2,436.2	130.1	31.3	2,535.0
Transportation	617.7	25.7	5.6	637.8
Total	$17,751.2	$839.1	$208.9	$18,381.4

December 31, 2015
Communications	$1,218.8	$67.1	$28.6	$1,257.3
Financial	2,651.5	146.8	13.1	2,785.2
Industrial and other companies	7,778.2	267.7	180.7	7,865.2
Energy	2,655.2	26.1	261.8	2,419.5
Utilities	2,150.7	122.1	21.8	2,251.0
Transportation	560.6	14.0	13.8	560.8
Total	$17,015.0	$643.8	$519.8	$17,139.0

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2016 and 2015, approximately 58.4% and 63.8%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2016 and 2015, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2016 and 2015, the fair value of loaned securities was $548.2 and $178.9, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2016 and 2015, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $248.4 and $185.9, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2016 and 2015, liabilities to return collateral of $248.4 and $185.9, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

During the first quarter of 2016 under an amendment to the securities lending program, the Company began accepting non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2016 the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $315.8. As of December 31, 2015, the Company did not retain any securities as collateral.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table sets forth borrowings under securities lending transactions by class of collateral pledged for the dates indicated:

	December 31, 2016(1)	December 31, 2015
U.S. Treasuries	$303.6	$—
U.S. corporate public securities	179.6	111.7
Foreign corporate public securities and foreign governments	79.6	74.2
Equity Securities	0.4	—
Short-term Investments	1.0	—
Payables under securities loan agreements	$564.2	$185.9
(1) Borrowings under securities lending transactions include both cash and non-cash collateral of $248.4 and $315.8, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $347.8 and $0.4 as of December 31, 2016 and 2015, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2016:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$134.4	$1.7	$—	$—		$—	$—	$134.4	$1.7
State, municipalities and political subdivisions	426.6	14.9	—	—		4.9	0.7	431.5	15.6
U.S. corporate public securities	2,107.1	53.2	2.5	0.2		179.7	18.6	2,289.3	72.0
U.S. corporate private securities	1,011.2	48.2	21.7	1.0		131.5	30.5	1,164.4	79.7
Foreign corporate public securities and foreign governments	678.4	20.4	1.2	0.1		132.5	17.1	812.1	37.6
Foreign corporate private securities	599.7	22.8	—	—		44.8	3.1	644.5	25.9
Residential mortgage-backed	881.2	23.5	109.0	2.7		54.5	2.8	1,044.7	29.0
Commercial mortgage-backed	414.3	16.7	4.9	—	*	6.3	—	425.5	16.7
Other asset-backed	146.9	0.3	0.9	—	*	17.3	1.0	165.1	1.3
Total	$6,399.8	$201.7	$140.2	$4.0		$571.5	$73.8	$7,111.5	$279.5
*Less than $0.1

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2015:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$69.4	$0.3	$—	$—		$—	$—	$69.4	$0.3
State, municipalities and political subdivisions	191.3	2.2	150.3	5.7		—	—	341.6	7.9
U.S. corporate public securities	1,764.0	67.6	1,708.3	136.4		209.6	52.8	3,681.9	256.8
U.S. corporate private securities	373.2	10.9	410.5	43.8		35.8	7.7	819.5	62.4
Foreign corporate public securities and foreign governments	670.0	33.8	485.8	55.8		195.7	61.9	1,351.5	151.5
Foreign corporate private securities	546.0	42.1	213.3	16.5		19.6	4.9	778.9	63.5
Residential mortgage-backed	116.5	1.7	42.3	0.9		128.4	4.3	287.2	6.9
Commercial mortgage-backed	156.9	1.4	78.8	2.1		—	—	235.7	3.5
Other asset-backed	22.6	0.1	0.4	—	*	13.7	1.3	36.7	1.4
Total	$3,909.9	$160.1	$3,089.7	$261.2		$602.8	$132.9	$7,602.4	$554.2
*Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 88.6% and 81.9% of the average book value as of December 31, 2016 and 2015, respectively.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2016
Six months or less below amortized cost	$6,702.7	$22.0	$215.8	$5.0	1,098	9
More than six months and twelve months or less below amortized cost	269.4	3.3	14.2	0.8	54	2
More than twelve months below amortized cost	312.8	80.8	20.7	23.0	128	5
Total	$7,284.9	$106.1	$250.7	$28.8	1,280	16

December 31, 2015
Six months or less below amortized cost	$3,980.3	$747.5	$141.7	$211.4	762	104
More than six months and twelve months or less below amortized cost	3,001.4	27.6	156.6	13.4	485	2
More than twelve months below amortized cost	382.5	17.3	26.9	4.2	144	2
Total	$7,364.2	$792.4	$325.2	$229.0	1,391	108

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses			Number of Securities
	< 20%	> 20%		< 20%	> 20%		< 20%	> 20%
December 31, 2016
U.S. Treasuries	$136.1	$—		$1.7	$—		22	—
State, municipalities and political subdivisions	447.1	—		15.6	—		187	—
U.S. corporate public securities	2,351.7	9.6		69.5	2.5		417	3
U.S. corporate private securities	1,162.2	81.9		56.8	22.9		108	3
Foreign corporate public securities and foreign governments	836.9	12.8		34.6	3.0		159	3
Foreign corporate private securities	670.4	—	*	25.9	—	*	64	2
Residential mortgage-backed	1,073.6	0.1		29.0	—	*	196	3
Commercial mortgage-backed	442.2	—	*	16.7	—	*	90	1
Other asset-backed	164.7	1.7		0.9	0.4		37	1
Total	$7,284.9	$106.1		$250.7	$28.8		1,280	16

December 31, 2015
U.S. Treasuries	$69.7	$—		$0.3	$—		14	—
State, municipalities and political subdivisions	349.5	—		7.9	—		117	—
U.S. corporate public securities	3,565.2	373.5		153.5	103.3		651	58
U.S. corporate private securities	791.0	90.9		34.6	27.8		87	4
Foreign corporate public securities and foreign governments	1,211.9	291.1		63.6	87.9		254	40
Foreign corporate private securities	807.3	35.1		53.9	9.6		85	5
Residential mortgage-backed	294.1	—		6.9	—		130	—
Commercial mortgage-backed	239.2	—		3.5	—		38	—
Other asset-backed	36.3	1.8		1.0	0.4		15	1
Total	$7,364.2	$792.4		$325.2	$229.0		1,391	108
* Less than $0.1.

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the years ended December 31, 2016 and 2015, the Company had no new troubled debt restructurings for private placement bonds or commercial mortgage loans.

As of December 31, 2016 the Company held no commercial mortgage troubled debt restructured loans.

As of December 31, 2016 and 2015, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2016			December 31, 2015
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$4.6	$4,251.0	$4,255.6	$10.7	$3,719.6	$3,730.3
Collective valuation allowance for losses	N/A	(1.1)	(1.1)	N/A	(1.2)	(1.2)
Total net commercial mortgage loans	$4.6	$4,249.9	$4,254.5	$10.7	$3,718.4	$3,729.1
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2016 and 2015.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2016	December 31, 2015
Collective valuation allowance for losses, balance at January 1	$1.2	$1.1
Addition to (reduction of) allowance for losses	(0.1)	0.1
Collective valuation allowance for losses, end of period	$1.1	$1.2

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2016	December 31, 2015
Impaired loans without allowances for losses	$4.6	$10.7
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$4.6	$10.7
Unpaid principal balance of impaired loans	$6.1	$12.2

As of December 31, 2016 and 2015 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2016	December 31, 2015
Troubled debt restructured loans	$—	$5.9

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2016 and 2015.

There were no loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2016. There were two loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2015, with a total amortized cost of $1.0.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made to either apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Impaired loans, average investment during the period (amortized cost)(1)	$7.7	$21.6	$37.6
Interest income recognized on impaired loans, on an accrual basis(1)	0.4	1.2	2.2
Interest income recognized on impaired loans, on a cash basis(1)	0.4	1.3	2.1
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	0.8	1.8
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Loan-to-Value Ratio:
0% - 50%	$369.1	$395.1
>50% - 60%	1,078.9	969.4
>60% - 70%	2,574.1	2,158.2
>70% - 80%	230.8	204.8
>80% and above	2.7	2.8
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$3,427.6	$2,957.7
>1.25x - 1.5x	415.2	494.5
>1.0x - 1.25x	340.7	208.6
Less than 1.0x	46.7	38.6
Commercial mortgage loans secured by land or construction loans	25.4	30.9
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2016 (1)		December 31, 2015 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$968.8	22.9%	$867.5	23.3%
South Atlantic	956.3	22.5%	857.3	23.0%
Middle Atlantic	710.1	16.7%	556.1	14.9%
West South Central	431.9	10.1%	414.8	11.1%
Mountain	370.7	8.7%	304.1	8.2%
East North Central	447.8	10.5%	380.8	10.2%
New England	81.1	1.9%	81.4	2.2%
West North Central	223.2	5.2%	208.6	5.6%
East South Central	65.7	1.5%	59.7	1.5%
Total Commercial mortgage loans	$4,255.6	100.0%	$3,730.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

	December 31, 2016 (1)		December 31, 2015 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,358.9	31.9%	$1,330.8	35.7%
Industrial	960.7	22.6%	741.3	19.9%
Apartments	793.5	18.6%	630.4	16.9%
Office	711.0	16.7%	586.3	15.7%
Hotel/Motel	170.2	4.0%	177.6	4.7%
Mixed Use	49.9	1.2%	47.1	1.3%
Other	211.4	5.0%	216.8	5.8%
Total Commercial mortgage loans	$4,255.6	100.0%	$3,730.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Year of Origination:
2016	$874.3	$—
2015	729.1	745.3
2014	548.0	558.0
2013	685.1	709.2
2012	681.1	748.2
2011	442.9	553.2
2010 and prior	295.1	416.4
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2016		2015		2014
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. corporate public securities	$3.7	2	$8.5	8	$1.7		3
Foreign corporate public securities and foreign governments(1)	12.2	3	34.2	9	3.7		7
Foreign corporate private securities(1)	0.7	2	0.7	1	—		—
Residential mortgage-backed	2.8	25	2.4	26	1.6		26
Commercial mortgage-backed	—	—	—	0	0.1		2
Other asset-backed	—	—	0.1	1	—	*	1
Total	$19.4	32	$45.9	45	$7.1		39
(1) Primarily U.S. dollar denominated.

* Less than $0.1.

The above tables include $1.9, $3.8 and $1.6 of write-downs related to credit impairments for the years ended December 31, 2016, 2015 and 2014, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $17.5, $42.1 and $5.5 in write-downs for the years ended December 31, 2016, 2015 and 2014, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2016		2015		2014
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$3.7	1	$8.5	7	$1.6	3
Foreign corporate public securities and foreign governments(1)	11.7	2	32.5	8	3.7	7
Foreign corporate private securities(1)	—	—	—	—	—	—
Residential mortgage-backed	2.1	4	1.1	5	0.1	3
Commercial mortgage-backed	—	—	—	—	0.1	2
Other asset-backed	—	—	—	—	—	—
Total	$17.5	7	$42.1	20	$5.5	15
(1) Primarily U.S. dollar denominated.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Balance at January 1	$19.3	$22.4	$28.0
Additional credit impairments:
On securities not previously impaired	—	—	0.7
On securities previously impaired	0.8	1.3	0.9
Reductions:
Increase in cash flows	1.6	0.2	0.6
Securities sold, matured, prepaid or paid down	9.3	4.2	6.6
Balance at December 31	$9.2	$19.3	$22.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Fixed maturities	$1,325.0	$1,230.0	$1,216.3
Equity securities, available-for-sale	4.3	4.2	7.1
Mortgage loans on real estate	190.5	194.6	172.7
Policy loans	12.1	12.0	13.3
Short-term investments and cash equivalents	1.3	0.6	0.5
Other	29.8	21.9	30.6
Gross investment income	1,563.0	1,463.3	1,440.5
Less: investment expenses	62.4	53.5	51.1
Net investment income	$1,500.6	$1,409.8	$1,389.4

As of December 31, 2016 and 2015, the Company had $3.0 and $1.1, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Fixed maturities, available-for-sale, including securities pledged	$(70.1)	$(65.2)	$(14.7)
Fixed maturities, at fair value option	(201.9)	(141.2)	(74.6)
Equity securities, available-for-sale	—	(0.3)	1.3
Derivatives	51.9	(13.7)	50.6
Embedded derivatives - fixed maturities	(5.9)	(4.4)	(1.2)
Guaranteed benefit derivatives	12.7	(52.4)	(101.2)
Other investments	0.1	—	0.2
Net realized capital gains (losses)	$(213.2)	$(277.2)	$(139.6)
After-tax net realized capital gains (losses)	$(138.6)	$(180.2)	$(90.7)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Proceeds on sales	$1,824.6	$1,835.4	$1,616.3
Gross gains	19.6	24.6	24.4
Gross losses	85.0	48.7	35.2

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company also used futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of fixed index annuity ("FIA") contracts. During the first quarter of 2016, the Company moved to a static hedging strategy for its FIA contracts and replaced futures contracts with equity options.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2016			December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$35.3	$0.4	$0.2	$285.3	$60.1	$—
Foreign exchange contracts	230.5	12.8	6.3	51.2	10.7	—
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	29,112.2	437.1	154.2	25,309.1	362.3	104.0
Foreign exchange contracts	175.4	12.6	12.0	144.6	13.9	10.7
Equity contracts	89.4	2.3	—	15.9	—	0.1
Credit contracts	425.5	5.6	0.2	407.5	3.3	0.3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	17.5	—	N/A	23.4	—
Within products	N/A	—	173.8	N/A	—	184.1
Within reinsurance agreements	N/A	—	(43.5)	N/A	—	(71.6)
Managed custody guarantees	N/A	—	—	N/A	—	0.3
Total		$488.3	$303.2		$473.7	$227.9

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2016 and 2015. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2016
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$425.5	$5.6	$0.2
Equity contracts	89.4	2.3	—
Foreign exchange contracts	405.9	25.4	18.3
Interest rate contracts	25,606.7	437.5	153.8
		470.8	172.3
Counterparty netting(1)		(169.0)	(169.0)
Cash collateral netting(1)		(265.8)	—
Securities collateral netting(1)		(11.0)	(1.7)
Net receivables/payables		$25.0	$1.6
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$407.5	$3.3	$0.3
Equity contracts	—	—	—
Foreign exchange contracts	195.8	24.6	10.7
Interest rate contracts	22,965.5	422.4	103.4
		450.3	114.4
Counterparty netting(1)		(111.7)	(111.7)
Cash collateral netting(1)		(298.0)	(0.3)
Securities collateral netting(1)		(11.0)	(2.4)
Net receivables/payables		$29.6	$—
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2016, the Company held $42.6 and $227.1 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2015, the Company held $120.3 and $179.5 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2016, the Company delivered $219.7 of securities and held $11.2 of securities as collateral. As of December 31, 2015, the Company delivered $70.3 of securities and held $11.1 of securities as collateral.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.6	$0.7	$0.2
Foreign exchange contracts	1.0	0.6	0.5
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	50.5	(16.1)	41.0
Foreign exchange contracts	(4.1)	1.3	4.8
Equity contracts	0.9	(0.7)	1.8
Credit contracts	3.0	0.5	2.3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	(5.9)	(4.4)	(1.2)
Within products(2)	12.3	(52.3)	(101.4)
Within reinsurance agreements(3)	(28.0)	58.5	(41.0)
Managed custody guarantees(2)	0.4	(0.1)	0.2
Total	$30.7	$(12.0)	$(92.8)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2016, 2015 and 2014, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2016, the fair values of credit default swaps of $5.6 and $0.2 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2015, the fair values of credit default swaps of $3.3 and $0.3 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2016, the maximum potential future exposure to the Company was $402.0 on credit default swaps. As of December 31, 2015, the maximum potential future exposure to the Company was $384.0 on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$729.3	$57.7	$—	$787.0
U.S. Government agencies and authorities	—	3.8	—	3.8
State, municipalities and political subdivisions	—	795.4	—	795.4
U.S. corporate public securities	—	9,964.9	7.5	9,972.4
U.S. corporate private securities	—	2,435.9	524.7	2,960.6
Foreign corporate public securities and foreign governments(1)	—	2,884.3	0.1	2,884.4
Foreign corporate private securities (1)	—	2,756.0	154.0	2,910.0
Residential mortgage-backed securities	—	2,766.8	21.2	2,788.0
Commercial mortgage-backed securities	—	1,307.9	9.8	1,317.7
Other asset-backed securities	—	449.0	26.7	475.7
Total fixed maturities, including securities pledged	729.3	23,421.7	744.0	24,895.0
Equity securities, available-for-sale	34.4	—	47.9	82.3
Derivatives:
Interest rate contracts	—	437.5	—	437.5
Foreign exchange contracts	—	25.4	—	25.4
Equity contracts	—	2.3	—	2.3
Credit contracts	—	5.6	—	5.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	939.8	32.9	—	972.7
Assets held in separate accounts	57,192.4	4,782.9	5.4	61,980.7
Total assets	$58,895.9	$28,708.3	$797.3	$88,401.5
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23.3	$23.3
Stabilizer and MCGs	—	—	150.5	150.5
Other derivatives:
Interest rate contracts	0.6	153.8	—	154.4
Foreign exchange contracts	—	18.3	—	18.3
Equity contracts	—	—	—	—
Credit contracts	—	0.2	—	0.2
Embedded derivative on reinsurance	—	(43.5)	—	(43.5)
Total liabilities	$0.6	$128.8	$173.8	$303.2
(1) Primarily U.S. dollar denominated.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$660.4	$61.0	$—	$721.4
U.S. Government agencies and authorities	—	4.3	—	4.3
State, municipalities and political subdivisions	—	595.8	—	595.8
U.S. corporate public securities	—	9,598.2	2.3	9,600.5
U.S. corporate private securities	—	1,963.5	396.4	2,359.9
Foreign corporate public securities and foreign governments(1)	—	2,811.7	0.5	2,812.2
Foreign corporate private securities (1)	—	2,553.3	158.1	2,711.4
Residential mortgage-backed securities	—	1,901.0	28.2	1,929.2
Commercial mortgage-backed securities	—	1,262.3	12.6	1,274.9
Other asset-backed securities	—	236.1	13.1	249.2
Total fixed maturities, including securities pledged	660.4	20,987.2	611.2	22,258.8
Equity securities, available-for-sale	83.8	—	47.5	131.3
Derivatives:
Interest rate contracts	—	422.4	—	422.4
Foreign exchange contracts	—	24.6	—	24.6
Equity contracts	—	—	—	—
Credit contracts	—	3.3	—	3.3
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	902.6	—	—	902.6
Assets held in separate accounts	54,283.0	4,623.6	4.0	58,910.6
Total assets	$55,929.8	$26,061.1	$662.7	$82,653.6
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23.1	$23.1
Stabilizer and MCGs	—	—	161.3	161.3
Other derivatives:
Interest rate contracts	0.6	103.4	—	104.0
Foreign exchange contracts	—	10.7	—	10.7
Equity contracts	0.1	—	—	0.1
Credit contracts	—	0.3	—	0.3
Embedded derivative on reinsurance	—	(71.6)	—	(71.6)
Total liabilities	$0.7	$42.8	$184.4	$227.9
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. Government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities, and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2016, $655.9 and $18.8 billion of a total fair value of $24.9 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2015, $597.3 and $17.0 billion of a total fair value of $22.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents exit price for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.The remaining derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2016 and 2015. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2016
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	2.3	(0.1)	—	—	—	(0.7)	(0.7)	6.7	—	7.5	—
U.S. Corporate private securities	396.4	(0.2)	3.0	173.3	—	(17.5)	(67.9)	44.2	(6.6)	524.7	(0.1)
Foreign corporate public securities and foreign governments(1)	0.5	(0.4)	—	—	—	—	—	—	—	0.1	(0.4)
Foreign corporate private securities(1)	158.1	(0.6)	5.4	—	—	(0.1)	(25.7)	19.6	(2.7)	154.0	(0.6)
Residential mortgage-backed securities	28.2	(7.0)	—	—	—	—	—	—	—	21.2	(7.0)
Commercial mortgage-backed securities	12.6	—	0.1	2.6	—	—	(4.5)	—	(1.0)	9.8	—
Other asset-backed securities	13.1	—	(0.1)	14.8	—	—	(1.6)	0.5	—	26.7	—
Total fixed maturities, including securities pledged	611.2	(8.3)	8.4	190.7	—	(18.3)	(100.4)	71.0	(10.3)	744.0	(8.1)
Equity securities, available-for-sale	47.5	—	0.4	—	—	—	—	—	—	47.9	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(161.3)	15.5	—	—	(4.7)	—	—	—	—	(150.5)	—
FIA(2)	(23.1)	(2.8)	—	—	0.1	—	2.5	—	—	(23.3)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	—	—	—	—	—	—	—	—
Assets held in separate accounts(5)	4.0	—	—	3.0	—	(0.4)	—	2.7	(3.9)	5.4	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2015
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	19.3	—	(0.2)	—	—	—	(0.8)	—	(16.0)	2.3	—
U.S. Corporate private securities	355.5	(0.1)	(14.8)	138.0	—	(2.5)	(91.0)	11.3	—	396.4	(0.2)
Foreign corporate public securities and foreign governments(1)	—	(1.7)	(0.1)	—	—	—	(2.1)	4.4	—	0.5	(1.7)
Foreign corporate private securities(1)	165.7	(0.5)	(1.8)	1.8	—	—	(33.8)	26.7	—	158.1	(0.7)
Residential mortgage-backed securities	17.3	(4.0)	(1.5)	9.8	—	—	—	6.6	—	28.2	(4.0)
Commercial mortgage-backed securities	19.0	—	(0.1)	14.8	—	—	(2.1)	—	(19.0)	12.6	—
Other asset-backed securities	2.4	—	—	12.4	—	—	(0.8)	5.3	(6.2)	13.1	—
Total fixed maturities, including securities pledged	579.2	(6.3)	(18.5)	176.8	—	(2.5)	(130.6)	54.3	(41.2)	611.2	(6.6)
Equity securities, available-for-sale	36.6	—	0.6	10.3	—	—	—	—	—	47.5	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(102.9)	(53.7)	—	—	(4.7)	—	—	—	—	(161.3)	—
FIA(2)	(26.3)	1.3	—	—	(0.1)	—	2.0	—	—	(23.1)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1.5	—	—	—	—	—	(1.5)	—	—	—	—
Assets held in separate accounts(5)	2.4	(0.1)	—	4.1	—	(0.1)	—	—	(2.3)	4.0	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2016 and 2015, the transfers in and out of Level 3 for fixed maturities and equity securities, as well as separate accounts, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2016:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.5%
Nonperformance risk	0.25% to 1.6%		0.25% to 1.6%
Actuarial Assumptions:
Partial Withdrawals	0% to 7.0%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	93%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	7%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2015:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.3%
Nonperformance risk	0.23% to 1.3%		0.23% to 1.3%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	90%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	10%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$24,895.0	$24,895.0	$22,258.8	$22,258.8
Equity securities, available-for-sale	82.3	82.3	131.3	131.3
Mortgage loans on real estate	4,254.5	4,339.6	3,729.1	3,881.1
Policy loans	218.9	218.9	229.8	229.8
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	972.7	972.7	902.6	902.5
Derivatives	470.8	470.8	450.3	450.3
Notes receivable from affiliates	175.0	216.2	175.0	208.4
Assets held in separate accounts	61,980.7	61,980.7	58,910.6	58,910.6
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	24,942.7	28,876.5	22,979.4	27,612.3
Supplementary contracts, immediate annuities and other	386.1	437.5	411.8	479.2
Deposit liabilities	172.0	245.8	194.8	194.8
Derivatives:
Guaranteed benefit derivatives:
FIA	23.3	23.3	23.1	23.1
Stabilizer and MCGs	150.5	150.5	161.3	161.3
Other derivatives	172.9	172.9	115.1	115.1
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(43.5)	(43.5)	(71.6)	(71.6)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Deposit liabilities: Fair value is estimated as the present value of expected cash flows associated with the deposit liability discounted using risk-free rates plus adjustments for nonperformance risk and uncertainty in the expected cash flows. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2014	$476.2	$696.6		$1,172.8
Deferrals of commissions and expenses	69.8	6.9		76.7
Amortization:
Amortization	(91.0)	(113.3)		(204.3)
Interest accrued	35.9	59.2	(1)	95.1
Net amortization included in the Consolidated Statements of Operations	(55.1)	(54.1)		(109.2)
Change in unrealized capital gains/losses on available-for-sale securities	(94.4)	(122.6)		(217.0)
Balance as of December 31, 2014	396.5	526.8		923.3
Deferrals of commissions and expenses	76.9	5.8		82.7
Amortization:
Amortization	(106.8)	(117.9)		(224.7)
Interest accrued	36.2	55.9	(1)	92.1
Net amortization included in the Consolidated Statements of Operations	(70.6)	(62.0)		(132.6)
Change in unrealized capital gains/losses on available-for-sale securities	117.6	238.1		355.7
Balance as of December 31, 2015	520.4	708.7		1,229.1
Deferrals of commissions and expenses	73.5	5.3		78.8
Amortization:
Amortization	(95.7)	(159.8)		(255.5)
Interest accrued	37.5	51.5	(1)	89.0
Net amortization included in the Consolidated Statements of Operations	(58.2)	(108.3)		(166.5)
Change in unrealized capital gains/losses on available-for-sale securities	(59.3)	(68.3)		(127.6)
Balance as of December 31, 2016	$476.4	$537.4		$1,013.8

(1)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2016, 2015 and 2014.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2017	46.0
2018	36.9
2019	30.9
2020	27.4
2021	24.1

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2016, the account value for the separate account contracts with guaranteed minimum benefits was $38.4 billion. The additional liability recognized related to minimum guarantees was $157.7. As of December 31, 2015, the account value for the separate account contracts with guaranteed minimum benefits was $36.9 billion. The additional liability recognized related to minimum guarantees was $171.6.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2016 and 2015 was $8.0 billion and $7.8 billion, respectively.

7.    Reinsurance

As of December 31, 2016, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2016, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2016 and 2015, the Company had $1.6 billion and $1.8 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $7.7 and $8.4 were maintained for this contract as of December 31, 2016 and 2015, respectively.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2016	2015
Reserves ceded and claims recoverable	$1,650.3	$1,838.8
Premiums receivable, net	(16.6)	—
Total	$1,633.7	$1,838.8

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Premiums:
Direct premiums	$870.3	$657.2	$88.9
Reinsurance assumed	—	—	0.1
Reinsurance ceded	(0.1)	(0.1)	(0.2)
Net premiums	$870.2	$657.1	$88.8

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2016, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $278.0, $274.0 of which was paid on May 23, 2016 and $4.0 of which was paid on December 27, 2016. During the year ended December 31, 2015, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $321.0, $231.0 of which was paid on May 20, 2015 and $90.0 of which was paid on December 23, 2015.

On March 31, 2016, VFP paid a $20.0 dividend to VRIAC; on June 28, 2016, VFP paid a $20.0 dividend to VRIAC; on September 29, 2016, VFP paid a $20.0 dividend to VRIAC; and on December 12, 2016, VFP declared a dividend in the amount of $25.0, which was paid on December 16, 2016. On December 23, 2015, VFP paid a dividend in the amount of $115.0 to VRIAC.

During the years ended December 31, 2016 and 2015, DSL did not pay any dividends to VRIAC, its parent.

During the years ended December 31, 2016 and 2015, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $266.2, $317.5 and $321.7, for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2016 and 2015.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2016	2015	2014
Fixed maturities, net of OTTI	$862.7	$438.0	$1,553.7
Equity securities, available-for-sale	15.2	14.6	14.5
Derivatives	200.2	208.3	202.6
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(324.4)	(196.4)	(552.4)
Premium deficiency reserve adjustment	(89.2)	(66.5)	(129.8)
Unrealized capital gains (losses), before tax	664.5	398.0	1,088.6
Deferred income tax asset (liability)	(111.0)	(18.1)	(255.5)
Unrealized capital gains (losses), after tax	553.5	379.9	833.1
Pension and other postretirement benefits liability, net of tax	6.0	6.9	8.4
AOCI	$559.5	$386.8	$841.5

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2016
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$345.9		$(120.8)	$225.1
Equity securities	0.6		(0.2)	0.4
OTTI	8.7		(3.0)	5.7
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	70.1		(24.5)	45.6
DAC/VOBA and Sales inducements	(128.0)	(1)	44.8	(83.2)
Premium deficiency reserve adjustment	(22.7)		7.9	(14.8)
Change in unrealized gains/losses on available-for-sale securities	274.6		(95.8)	178.8

Derivatives:
Derivatives	11.2	(2)	(3.9)	7.3
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(19.3)		6.8	(12.5)
Change in unrealized gains/losses on derivatives	(8.1)		2.9	(5.2)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1.4)	(3)	0.5	(0.9)
Change in pension and other postretirement benefits liability	(1.4)		0.5	(0.9)
Change in Other comprehensive income (loss)	$265.1		$(92.4)	$172.7
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2015
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,183.7)		$410.0	$(773.7)
Equity securities	(0.2)		0.1	(0.1)
OTTI	2.8		(1.0)	1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	65.5		(22.9)	42.6
DAC/VOBA and Sales inducements	356.0	(1)	(124.6)	231.4
Premium deficiency reserve adjustment	63.3		(22.2)	41.1
Change in unrealized gains/losses on available-for-sale securities	(696.3)		239.4	(456.9)

Derivatives:
Derivatives	19.7	(2)	(6.9)	12.8
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(14.0)		4.9	(9.1)
Change in unrealized gains/losses on derivatives	5.7		(2.0)	3.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.3)	(3)	0.8	(1.5)
Change in pension and other postretirement benefits liability	(2.3)		0.8	(1.5)
Change in Other comprehensive income (loss)	$(692.9)		$238.2	$(454.7)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$713.0		$(251.0)	$462.0
Equity securities	(1.3)		0.5	(0.8)
OTTI	5.1		(1.8)	3.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	15.0		(5.3)	9.7
DAC/VOBA and Sales inducements	(217.1)	(1)	76.0	(141.1)
Premium deficiency reserve adjustment	(47.4)		16.6	(30.8)
Change in unrealized gains/losses on available-for-sale securities	467.3		(165.0)	302.3

Derivatives:
Derivatives	77.0	(2)	(27.0)	50.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(7.4)		2.6	(4.8)
Change in unrealized gains/losses on derivatives	69.6		(24.4)	45.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8	(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8	(1.4)
Change in Other comprehensive income (loss)	$534.7		$(188.6)	$346.1
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Current tax expense (benefit):
Federal	$24.0	$54.1	$85.7
Total current tax expense (benefit)	24.0	54.1	85.7
Deferred tax expense (benefit):
Federal	(2.6)	(1.3)	(11.2)
Total deferred tax expense (benefit)	(2.6)	(1.3)	(11.2)
Total income tax expense (benefit)	$21.4	$52.8	$74.5

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Income (loss) before income taxes	$134.2	$226.0	$306.2
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	47.0	79.1	107.2
Tax effect of:
Dividends received deduction	(26.5)	(23.7)	(30.7)
Valuation allowance	(2.1)	(3.6)	(0.4)
Audit settlements	(0.1)	(0.1)	(0.1)
Tax Credit	2.1	3.6	0.4
Other	1.0	(2.5)	(1.9)
Income tax expense (benefit)	$21.4	$52.8	$74.5
Effective tax rate	15.9%	23.4%	24.3%

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2016	2015
Deferred tax assets
Insurance reserves	$224.0	$197.1
Investments	141.1	197.9
Compensation and benefits	71.4	69.6
Other assets	7.4	8.6
Total gross assets before valuation allowance	443.9	473.2
Less: Valuation allowance	5.0	7.1
Assets, net of valuation allowance	438.9	466.1

Deferred tax liabilities
Net unrealized investment (gains) losses	(346.1)	(208.0)
Deferred policy acquisition costs	(315.6)	(391.1)
Total gross liabilities	(661.7)	(599.1)
Net deferred income tax asset (liability)	$(222.8)	$(133.0)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2016 and December 31, 2015, the Company had total valuation allowances of $5.0 and $7.1, respectively. As of December 31, 2016 and December 31, 2015, $124.3 and $126.4, respectively, of these valuation allowances were allocated to continuing operations, and $(119.3) as of the end of each period was allocated to Other comprehensive income related to realized and unrealized capital losses.

For the years ended December 31, 2016, 2015 and 2014, the decreases in the valuation allowance were $2.1, $3.6 and $0.4, respectively, all of which were allocated to continuing operations.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $0.7 and $10.5 as of December 31, 2016 and 2015, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. Also, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial, Inc. would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2016 and December 31, 2015.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2016 and December 31, 2015.

Tax Regulatory Matters

During 2016, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2015. The audit settlements did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2016 may be finalized within the next twelve months. Voya Financial, Inc. (including the Company) and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2016 and 2017.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.7, $6.0 and $6.2 for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $11.7, $10.8 and $10.6, for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Change in benefit obligation:
Benefit obligation, January 1	$88.1	$96.6
Interest cost	4.1	4.1
Benefits paid	(5.3)	(5.3)
Actuarial (gains) losses on obligation	0.6	(7.3)
Benefit obligation, December 31	$87.5	$88.1

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Accrued benefit cost	$(87.5)	$(88.1)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(2.5)	(3.7)
Net amount recognized	$(90.0)	$(91.8)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2016 and 2015 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2016	2015
Discount rate	4.55%	4.81%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.55% was the appropriate discount rate as of December 31, 2016, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2016	2015	2014
Discount rate	4.81%	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Interest cost	$4.1	$4.1	$4.0
Amortization of prior service cost (credit)	(1.2)	(1.2)	(1.2)
Net (gain) loss recognition	0.6	(7.3)	13.3
Net periodic (benefit) cost	$3.5	$(4.4)	$16.1

Cash Flows

In 2017, the Company is expected to contribute $6.0 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2017 through 2021 and thereafter through 2026, are estimated to be $6.0, $7.3, $5.8, $6.2, $6.0 and $27.8, respectively.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 through 2015. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from Voya Financial, Inc. and ING Group of $22.3, $22.0 and $25.1 for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company recognized tax benefits of $7.8, $7.7 and $8.6 in 2016, 2015 and 2014, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2016, 2015 and 2014, were $12.6, $12.5 and $12.8, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property").

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The loan has a term of twenty years and bears an annual interest rate of 1.0%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, VRIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if VRIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to VRIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if VRIAC and its Voya affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. VRIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, Voya Services Company. In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2016 and 2015, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2016, 2015 and 2014, rent expense for leases was $4.1, $4.1 and $3.8, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2016 and 2015, the Company had off-balance sheet commitments to acquire mortgage loans of $602.0 and $221.0, respectively, and purchase limited partnerships and private placement investments of $455.9 and $330.4, respectively.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2016	2015
Other fixed maturities-state deposits	$13.4	$13.5
Securities pledged(1)	767.9	249.2
Total restricted assets	$781.3	$262.7
(1) Includes the fair value of loaned securities of $548.2 and $178.9 as of December 31, 2016 and 2015, respectively. In addition, as of December 31, 2016 and 2015, the Company delivered securities as collateral of $219.7 and $70.3, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2016, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Dezelan v. Voya Retirement Insurance and Annuity Company (USDC District of Connecticut, No. 3:16-cv-1251)(filed July 26, 2016), a putative class action in which plaintiff, a participant in a 403(b) Plan, seeks to represent the a class of plans whose assets are invested in VRIAC “Group Annuity Contract Stable Value Funds.”  Plaintiff alleges that VRIAC has violated the Employee Retirement Income Security Act of 1974 by charging unreasonable fees and setting its own compensation in

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

connection with stable value products.  Plaintiff seeks declaratory and injunctive relief, disgorgement of profits, damages and attorney’s fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $57.6, $51.5 and $50.2, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $264.7, $235.1 and $197.7, respectively.

•
Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years ended December 31, 2016, 2015 and 2014, expenses related to the agreement were incurred in the amount of $44.5, $26.7 and $26.9, respectively.

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2016, 2015 and 2014, VRIAC's net earnings related to the agreement were in the amount of $5.4, $7.5 and $8.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2016, 2015 and 2014, revenue under the VIM intercompany agreement was $33.3, $35.0 and $31.9, respectively.

•
Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, Inc.("VFA"), an affiliate of VRIAC.  For the years ended December 31, 2016, 2015 and 2014 commission expenses incurred by VRIAC were $73.4, $74.0 and $71.6, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2016, 2015 and 2014, commissions were collected in the amount of $175.4, $229.7 and $244.9, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred under these intercompany agreements in the aggregate amount of $123.2, $206.5 and $231.5, respectively.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred under this service agreement in the amount of $2.9, $2.8 and $3.3, respectively.

•
Administrative and advisory services agreements with Voya Investments, LLC and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $69.8, $67.8 and $45.5, respectively.

Reinsurance Agreements

The Company has entered into the following agreements that are accounted for under the deposit method with two of its affiliates. As of December 31, 2016 and 2015, the Company had deposit assets of $80.4 and $91.0, respectively, and deposit liabilities of $172.0 and $194.8, respectively, related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC, an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Investment Advisory and Other Fees

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with Voya Investments, LLC, an affiliate, pursuant to which Voya Investments, LLC, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2016, 2015 and 2014, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $350.3, $379.7 and $414.3, respectively. As of December 31, 2016 and 2015, DSL had $29.7 and $30.1, respectively, receivable from Voya Investors Trust under the management agreement.

Additionally, VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For the years ended December 31, 2016, 2015 and 2014, distribution revenues received by VFP related to affiliated mutual fund products were $25.4, $26.1 and $24.7, respectively.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2016, 2015, and 2014, interest on any borrowing by

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company incurred immaterial interest expense for the years ended December 31, 2016, 2015 and 2014. The Company earned interest income of $0.4, $0.8 and $0.4 for the years ended December 31, 2016, 2015 and 2014, respectively. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations.  As of December 31, 2016 and 2015, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2016, 2015 and 2014.

C-73

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Included in Part A
Condensed Financial Information
		(2)	Included in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2016
		-	Statements of Operations for the year ended December 31, 2016
		-	Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015
		-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2016 and 2015
		-	Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014
		-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2016, 2015 and 2014
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014
		-	Notes to Consolidated Financial Statements
	(b)	Exhibits
(1)

Resolution establishing Variable Annuity Account B (“Registrant”) • Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 033-75986, as filed on April 22, 1996.

		(2)	Not Applicable.
		(3.1)	Standard form of Broker-Dealer Agreement • Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006, between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-75996, as filed on December 20, 2006.

		(3.3)	Confirmation of Underwriting Agreement • Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.
		(3.4)	Federated Broker Dealer Agreement (9/2/94) • Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-79122, as filed on August 16, 1995.
(3.5)

Intercompany Agreement dated December 22, 2010 between Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-167680, as filed on February 11, 2011.

(3.6)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) • Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-167680, as filed on April 9, 2014.

(3.7)

Amendment No. 2 effective as of September 30, 2014 to the Intercompany Agreement dated December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated herein by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4, File No. 033-75962, as filed on December 16, 2014.

(3.8)

Amendment No. 3 effective as of April 1, 2015 to the Intercompany Agreement dated December 22, 2010, as amended, by and between Directed Services LLC and Voya Retirement Insurance and Annuity Company • Incorporated herein by reference to Post-Effective Amendment No. 72 to Registration Statement on Form N-4, File No. 033-34370, as filed on April 22, 2015.

(3.9)

Amendment No. 4 to the Intercompany Agreement effective May 1, 2015 between Directed Services LLC (DSL) and Voya Retirement Insurance and Annuity Company (VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.10)

Amendment No. 5 to the Intercompany Agreement effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.11)

Intercompany Agreement dated December 22, 2010 between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-167680, as filed on February 11, 2011.

(3.12)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) and ING Life Insurance and Annuity Company (ILIAC) • Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-167680, as filed on April 9, 2014.

(3.13)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(4.1)	Variable Annuity Contract (G-CDA-97(NY)) • Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.
(4.2)

Variable Annuity Contract Certificate (GMCC-97(NY)) to Contract G-CDA-97(NY) • Incorporated herein by reference to Post-effective Amendment 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.

(4.3)	Variable Annuity Contract (G-MP1(5/97)) • Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.
(4.4)

Variable Annuity Contract Certificate (MP1CERT(5/97)) • Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.

(4.5)	Variable Annuity Contract (I-MP1(5/97)) • Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.

(4.6)	Variable Annuity Contract (G-MP1(5/96)) • Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.
(4.7)

Variable Annuity Contract Certificate (MP1CERT(5/96)) • Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.

(4.8)	Variable Annuity Contract (G-CDA-96(NY)) • Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.
(4.9)	Variable Annuity Contract (I-MP1(5/96)) • Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.
(4.10)

Variable Annuity Contract Certificate (GMCC-96(NY)) • Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.

(4.11)	Variable Annuity Contract (G-CDA-IC(NQ)) • Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.
(4.12)

Variable Annuity Contract Certificate (GMCC-IC(NQ)) • Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.

(4.13)

Variable Annuity Contract Certificate (GMCC-IC(NQ/MP)) • Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.

(4.14)	Variable Annuity Contract (G-CDA-IC(IR)) • Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.
(4.15)

Variable Annuity Contract Certificate (GMCC-IC(IR)) • Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 9, 1999.

(4.16)	Variable Annuity Contract (I-CDA-IC(IR/MP)) • Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.
(4.17)

Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)), (GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)) and (GMCC-IC(NQ/NY)) • Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 33-87932), as filed on September 19, 1995.

(4.18)

Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96) • Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.

(4.19)

Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96) • Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.

(4.20)

Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96) • Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.

(4.21)

Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96) • Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.

(4.22)

Endorsement (MP1IRA(11/96)) to Contract G-CDA-96(NY) and Certificate GMCC-96(NY) • Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.

(4.23)

Endorsement (MP1END(9/97)) to Contract I-MP1(5/97) • Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.

(4.24)

Endorsement (E1-MPROTH-97)) to Contract G-MP1(5/97) • Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.

(4.25)

Endorsement (EI1MPROTH-97)) to Contract IMP1(5/97) • Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.

(4.26)

Endorsement (MP1IRA(11/97) to Contract G-MP1(5/97)) • Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.

(4.27)

Endorsement (I-MP1IRA(11/97) to Contract I-MP1(5/97)) • Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.

(4.28)

Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and Certificate MP1CERT(5/97) • Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 12, 1998.

(4.29)

Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97) • Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 12, 1998.

(4.30)

Endorsement (MPNQEND(4/95) to Contract G-CDA-IC(NQ) • Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.

(4.31)

Endorsement (MPIREND(4/95) to Contract G-CDA-IC(IR) • Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.

(4.32)

Endorsement (IMPNQEND(4/95) to Contract I-CDA-IC(NQ/MP) • Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.

(4.33)

Endorsement (EMPGET98) to Contract G-MP1(5/97) • Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 14, 1998.

(4.34)

Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ) • Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.

(4.35)

Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR) • Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.

(4.36)	Endorsement (EGET(99) to Contracts • Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 7, 1999.
(4.37)

Endorsement ENMCHG(05/02) and ENMCHG1(05/02) for name change • Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.

(4.38)

Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract G-MP1(5/97) • Incorporated herein by reference to post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 8, 2002.

(4.39)

Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual Contract I-MP1(5/97) • Incorporated herein by reference to post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 8, 2002.

(5.1)

Variable Annuity Contract Application (MPAPPNY(1/96)) • Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.

(5.2)

Variable Annuity Contract Application (300-MAR-IB) • Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 33-34370, as filed on August 18, 1997.

(5.3)

Variable Annuity Contract Application (710.6.13) • Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 33-34370, as filed on August 18, 1997.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company) • Incorporated herein by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-23376, as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on March 31, 2008.

(7)	Not Applicable
(8.1)

Fund Participation Agreement dated December 1, 1997, among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company. • Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 19, 1998.

(8.2)

Service Agreement dated December 1, 1997, between Calvert Asset Management Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company. • Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 19, 1998.

(8.3)

Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October 16, 2007, between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 60 to Registration Statement on form N-4, File No. 33-75962, as filed on June 15, 2007.

(8.4)

Amended and Restated Participation Agreement as of June 26 2009 by and among ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.5)

First Amendment effective June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.6)

Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity Distributors Corporation. • Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 33-75962, a filed on July 27, 2007.

(8.7)

Service Agreement effective as of June 1, 2002, by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation. • Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-75988, as filed on August 5, 2004.

(8.8)

Service Contract effective as of June 1, 2002, by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation. • Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-75988, as filed on August 5, 2004.

(8.9)

First Amendment effective April 1, 2005 to Service Contract between Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.10)

Second Amendment effective April 1, 2006 to Service Contract between Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.11)

Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October 16, 2007, between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.

(8.12)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.13)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable
(12)	Not Applicable
(13)	Authorization for Signatures • Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.
(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor*
Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Alain M. Karaoglan	230 Park Avenue New York, NY 10169	Director
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director

Name	Principal Business Address	Positions and Offices with Depositor
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice president and Chief Account Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Chad J. Tope	909 Locust Street Des Moines, IA 50309	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 68 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-01107), as filed with the Securities and Exchange Commission on April 4, 2017.

Item 27.	Number of Contract Owners
As of February 28, 2017, there were 26,960 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of Voya Retirement Insurance and Annuity Company.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Principal Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park, Flrs. 2-4 Braintree, MA 02184	Director
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary

	(c)	Compensation from January 1, 2016 to December 31, 2016:
		(1)	(2)	(3)	(4)	(5)
		Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
		Voya Financial Partners, LLC	$0	$0	$0	$1,646,608.99

*

Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2016.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and Voya Services Company at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive, West Chester, PA 19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(ii)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff's No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans SEC No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-34370) and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 19th day of April, 2017.

By: VARIABLE ANNUITY ACCOUNT B
(Registrant)

By: VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)

By: Charles P. Nelson*
Charles P. Nelson President and Director (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 74 to the Registration Statement has been signed by the following persons in the capacities indicated on April 19, 2017.

Signatures	Titles

Charles P. Nelson *	President and Director
Charles P. Nelson	(principal executive officer)

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

Francis G. O’Neill*	Senior Vice President and Chief Financial Officer
Francis G. O’Neill	(principal financial officer)

Carolyn M. Johnson*	Director
Carolyn M. Johnson

Alan M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Michael S. Smith*	Director
Michael S. Smith

By:	/s/ Christopher J. Madin
Christopher J. Madin as Attorney-in-Fact
*Executed by Christopher J. Madin on behalf of those indicated pursuant to Powers of Attorney.

Exhibit Index

Item	Exhibit	Type #

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10

24(b)(14)	Powers of Attorney	EX-99.B14